                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07751

                             Nuveen Multistate Trust IV
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           --------------

                      Date of fiscal year end: May 31
                                               ------

                      Date of reporting period: November 30, 2004
                                                -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

Nuveen Investments
Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Semiannual Report dated November
                                               30, 2004
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]




Nuveen Kansas Municipal Bond Fund
Nuveen Kentucky Municipal Bond Fund
Nuveen Michigan Municipal Bond Fund
Nuveen Missouri Municipal Bond Fund
Nuveen Ohio Municipal Bond Fund
Nuveen Wisconsin Municipal Bond Fund

[LOGO] Nuveen Investments

[PHOTO]



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                                      OR
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[LOGO]

                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

[PHOTO]

Timothy R. Schwertfeger

Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Managers' Comments and Fund Spotlight sections of this report.

With long-term interest rates still relatively low, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and helping to lower Fund expenses. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

January 14, 2005



        "No one knows what the future will bring, which is why we think a well-balanced portfolio . . . is an important
                     component in achieving your long-term
                               financial goals."


                           Semiannual Report  Page 1

  Portfolio Managers' Comments

  Portfolio managers Scott Romans, Dan Solender, and Cathryn Steeves examine key investment strategies and the performance of the Nuveen Kansas, Kentucky, Michigan, Missouri, Ohio, and Wisconsin Municipal Bond Funds. Scott, who has 4 years of investment experience, began managing the Kansas, Missouri, and Wisconsin Funds in 2003. Dan, with 17 years of investment experience, began managing the Michigan Fund in 2003. Cathryn has 8 years of investment experience and assumed primary management responsibility for the Kentucky and Ohio Funds in August of 2004.

  Effective January 1, 2005, Cathryn Steeves took over portfolio manager duties for the Nuveen Michigan Municipal Bond Fund. The Fund will continue to utilize a team approach. This does not change the Fund's investment objectives, policies or day-to-day portfolio management practices.

--------------------------------------------------------------------------------

How did the Funds perform during the six months ended November 30, 2004?

The table on page 3 provides total return performance information for the six Funds discussed in this report for the six-month, one-year, five-year and ten-year periods ended November 30, 2004. Each Fund's total return performance is compared with the national Lehman Brothers Municipal Bond Index, as well as with its Lipper peer fund category average. The reasons for each Fund's variance from the national Lehman Brothers Index and corresponding Lipper category are discussed later in the report. Although we believe that comparing the performance of a state Fund with that of a national municipal index may offer some insights into how the Fund performed relative to the general municipal market, we also think that closely comparing the results of state Funds with a national average is difficult since most of the national index's results come from out-of-state bonds.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of November 30, 2004, the Nuveen Kansas, Kentucky, Michigan, Missouri, Ohio and Wisconsin Municipal Bond Funds had negative UNII for financial statement purposes and positive UNII balances for tax purposes.

What strategies were used to manage the Funds during the six months ended November 30, 2004? How did these strategies influence performance throughout the period?

All six Funds outperformed their Lipper peer group averages. Compared to the national Lehman Brothers Municipal Bond Index, the Funds' results varied from strong outperformance to modest underperformance. To varying degrees, each portfolio benefited from being overweighted in lower-investment-grade securities, especially BBB-rated and, to a lesser extent, nonrated bonds. Such holdings enjoyed strong performance during the period as a growing economy and strong investor demand led to declining credit spreads.

Our overall management approach was consistent across the six Funds, although our ability to implement our strategy varied by state, depending on the availability of suitable municipal securities. We sold longer bonds from the portfolio, especially bonds with lower coupons. Such bonds are

================================================================================
The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

                           Semiannual Report  Page 2

Class A Shares--
Total Returns as of 11/30/04
--------------------------------------------------------------------------------

                                                   Average Annual
                                     Cumulative ---------------------
                                      6-Month   1-Year 5-Year 10-Year
                                     -          ---------------------
           Nuveen Kansas Municipal
             Bond Fund
            A Shares at NAV               4.58%  4.40%  6.30%   6.56%
            A Shares at Offer             0.16% -0.01%  5.38%   6.11%
           Lipper Kansas Municipal
             Debt Funds Category
             Average/1/                   2.64%  2.38%  5.24%   5.53%
           Lehman Brothers Municipal
             Bond Index/2/                4.30%  4.07%  6.78%   7.16%
           ----------------------------------------------------------

           Nuveen Kentucky Municipal
             Bond Fund
            A Shares at NAV               4.15%  4.16%  6.23%   6.51%
            A Shares at Offer            -0.25% -0.21%  5.32%   6.06%
           Lipper Kentucky Municipal
             Debt Funds Category
             Average/1/                   3.75%  3.48%  5.33%   6.14%
           Lehman Brothers Municipal
             Bond Index/2/                4.30%  4.07%  6.78%   7.16%
           ----------------------------------------------------------

           Nuveen Michigan Municipal
             Bond Fund
            A Shares at NAV               4.29%  4.43%  6.43%   6.45%
            A Shares at Offer            -0.07%  0.03%  5.51%   5.99%
           Lipper Michigan Municipal
             Debt Funds Category
             Average/1/                   3.50%  2.77%  5.78%   6.35%
           Lehman Brothers Municipal
             Bond Index/2/                4.30%  4.07%  6.78%   7.16%
           ----------------------------------------------------------

                                                    Average Annual
                                      Cumulative ---------------------
                                       6-Month   1-Year 5-Year 10-Year
                                      -          ---------------------
          Nuveen Missouri Municipal
            Bond Fund
           A Shares at NAV                 4.38%  4.07%  6.18%   6.43%
           A Shares at Offer               0.02% -0.27%  5.27%   5.97%
          Lipper Missouri Municipal
            Debt Funds Category
            Average/1/                     3.65%  2.94%  5.90%   6.33%
          Lehman Brothers Municipal
            Bond Index/2/                  4.30%  4.07%  6.78%   7.16%
          ------------------------------------------------------------

          Nuveen Ohio Municipal
            Bond Fund
           A Shares at NAV                 4.75%  4.06%  6.12%   6.14%
           A Shares at Offer               0.35% -0.27%  5.20%   5.68%
          Lipper Ohio Municipal Debt
            Funds Category Average/1/      3.82%  3.04%  5.70%   6.17%
          Lehman Brothers Municipal
            Bond Index/2/                  4.30%  4.07%  6.78%   7.16%
          ------------------------------------------------------------

          Nuveen Wisconsin
            Municipal Bond Fund
           A Shares at NAV                 4.02%  3.64%  6.52%   6.35%
           A Shares at Offer              -0.39% -0.75%  5.61%   5.90%
          Lipper Other States
            Municipal Debt Funds
            Category Average/1/            3.22%  2.69%  5.55%   5.92%
          Lehman Brothers Municipal
            Bond Index/2/                  4.30%  4.07%  6.78%   7.16%
          ------------------------------------------------------------


Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.2% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

--------------------------------------------------------------------------------



relatively sensitive to changes in interest rates. Although these investments generally performed well in response to falling rates during the period, we redeployed investments to maturities that we believe offer better risk-return characteristics.

For example, we preferred long-intermediate-term premium bonds, which, depending on availability and the characteristics of each portfolio, meant buying securities with maturities of anywhere from 10 to 23 years. The long-intermediate part of the yield curve (the yield curve is a graphical representation of bond yields of different maturities) represented the maturity range that we believed offered our shareholders the most favorable balance of performance potential and investment risk.

We also took advantage of the continued strong performance of lower-rated credits. As these bonds

--------------------------------------------------------------------------------

1For each Fund, the Lipper category average shown represents the average annualized total return for all reporting funds for the periods ended November 30, 2004. The Lipper categories contained 11, 11, 10 and 6 funds in the Lipper Kansas Municipal Debt Funds Category, 17, 17, 16 and 7 funds in the Lipper Kentucky Municipal Debt Funds Category, 37, 37, 35 and 24 funds in the Lipper Michigan Municipal Debt Funds Category, 21, 21, 20 and 14 funds in the Lipper Missouri Municipal Debt Funds Category, 43, 42, 37 and 27 funds in the Lipper Ohio Municipal Debt Funds Category and 63, 63, 52 and 29 funds in the Lipper Wisconsin Municipal Debt Funds Category for the respective six-month, one-, five- and ten-year periods ended November 30, 2004. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.
2The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                           Semiannual Report  Page 3
have outperformed, and credit spreads (the difference in market yield between highly-rated bonds and lower-rated bonds) are relatively tight by historical measures, we believed that market conditions provided us with an opportune time to lock in gains on lower-rated bonds while reducing the Funds' risk. Accordingly, we sold some of the most concentrated positions in lower-grade credits within the portfolios at favorable prices. Because of their higher income streams, we did continue to emphasize a diversified exposure of lower-rated bonds.

The Nuveen Kansas Municipal Bond Fund enjoyed strong relative total return at NAV performance. The portfolio's somewhat long duration helped results during the period. The Fund also benefited from the strong performance of lower-rated credits. Heavy demand for these types of bonds not only contributed to returns but also provided us with opportunities to sell bonds in whose long-term credit prospects we no longer had sufficient confidence. For example, among the Fund's strongest-performing bonds during the past six months were issued or backed by American Airlines. We had serious questions about the airline sector's financial health, particularly its over-reliance on debt, and the likelihood of future market volatility. Despite these factors, the bonds performed quite well during the period. We saw this strength as a window of opportunity to liquidate most of our position, help reduce the Fund's credit risk, and reinvest the proceeds in areas of the market that we believed offered better future appreciation potential. (After the period ended, the remainder of the Fund's stake in the American Airlines bonds was sold.) Market conditions also factored into our decision to sell some of the Fund's healthcare revenue bonds issued for Citizens Medical Center in Colby, Kansas, reducing risk, increasing diversification, and capturing better value potential elsewhere in the market.

The Nuveen Kentucky Municipal Bond Fund benefited from its relatively long duration, which helped total return performance as interest rates remained low during the past six months. The portfolio also was overweighted in BBB-rated bonds, which benefited from high investor demand. For example, the Fund saw strong performance from its holdings in Bon Secours Health System revenue bonds, maturing in 2030 and offering a coupon of 5.625 percent. Tobacco bonds, which benefited from strong demand, also added to results. So did the portfolio's zero-coupon and inverse-floating-rate bonds, which were greatly helped by the favorable interest-rate environment. On the negative side, the Fund was hurt by its holdings in short-term, high-income bonds that were held during the reporting period. Although owning these securities for as long as possible added to the Fund's income stream, they also detracted from performance as interest rates on the short end of the yield curve rose and corresponding prices dropped.

In the Kentucky Fund, we followed the same broad strategies as in the other portfolios, including selling some of our longest bonds and replacing them with intermediate bonds that we believed offered our shareholders better value potential. We also bought some premium planned amortization class (PAC) housing bonds that we expect to perform well in a rising rate environment. A PAC bond is a type of mortgage security that repays its obligations at a fast rate. Accordingly, these securities have very short durations, and our decision to add them was part of our strategy to reduce the Fund's interest-rate risk.

In the Nuveen Michigan Municipal Bond Fund, we looked to invest in premium-coupon defensive bond structures when we could identify suitable opportunities. Often, this meant investing in the intermediate range of the yield curve, where we believed the best values could be found. We also reduced the Fund's exposure to very short and very long bonds. Although long bonds outperformed during the past six months as interest rates remained low, we continued to anticipate better future performance from intermediate bonds if interest rates rise.

The Nuveen Michigan Municipal Bond Fund owned a number of bonds with near-term call dates as well as pre-refunded securities; both contributed to the portfolio's relatively short duration.

                           Semiannual Report  Page 4

Although these bonds were hurt by rising short-term rates, we continued to hold them as long as possible because of the high income they generated. The Fund benefited from its exposure to lower-rated bonds, particularly in the strong-performing healthcare sector. For example, the Fund's longtime holdings in Detroit Medical Center rebounded significantly during the period. As with the other portfolios, we looked for opportunities to reduce our exposure to lower-rated credit positions that have experienced strong recent performance.

The Nuveen Missouri Municipal Bond Fund performed well as a result of positive security selection and its weighting in lower-rated securities. The portfolio's holdings in long-term care bonds, which significantly outperformed the general market, also helped performance, as did being under-represented in industrial development revenue bonds, a sector we were cautious about and that lagged the market during the period. Particularly strong performers during the past six months were Texas County Memorial Hospital revenue bonds. These bonds, which offer coupon income of 7.25 percent, were advance refunded during the period, resulting in a nearly 25 percent total return during the reporting period for the securities. The Fund also benefited from holdings in American Airlines bonds, which we described in our comments about the Kansas Fund. During the period we sold most of the portfolio's position because of our questions about airline industry credit. (After the period ended, the remainder of the Fund's stake in the American Airlines bonds was sold.)

As part of our overall management strategy, consistent with that pursued in the other Funds, we were fairly active in buying and selling new bonds during the period. A notable example was our decision to add to our position in Freeman Health System bonds. These bonds, providing coupon income of 5.50 percent and maturing in 2029, met our goal of trying to add exposure to the uninsured healthcare sector. We believed the securities were reasonably priced relative to their risk. We also purchased continuing care retirement community (CCRC) bonds for the Lutheran Senior Services Heisinger facility. Nuveen has a dedicated research analyst devoted to the CCRC sector, providing us with added confidence in the credit quality of these non-rated bonds.

The Nuveen Ohio Municipal Bond Fund enjoyed strong total returns during the past six months, outpacing both its Lipper peer group average and the national Lehman Brothers Municipal Bond Index. The Fund was helped by its weighting in BBB-rated bonds, especially in the hospital sector, which enjoyed generally strong performance during the past six months. Positions in certain industrial development credits also helped performance, as did our holdings in tobacco bonds because of the relative scarcity of high yield municipal paper and strong demand. Investors perceived a declining litigation risk for tobacco companies, whose revenues secure the bonds' income stream. By contrast, the Fund's overweighting in bonds on the short end of the yield curve detracted from performance; these securities were hurt as short-term rates rose in line with the Fed's rate hikes. We continued to hold onto these bonds as long as possible for the high income stream they provided.

As with the other Funds, we continued to favor high-grade premium-coupon long-intermediate bonds. For example, we purchased additional credits issued by Olentangy Local School District. The bonds mature in 2022 and provide coupons of 5.25 percent. We also continued to take advantage of market conditions and the strong demand for lower-rated securities to scale back concentrated positions. By selling some of our holdings, we were able to add to the portfolio's diversification and reinvest proceeds in securities we believed offered better future value.

In the Nuveen Wisconsin Municipal Bond Fund, we continually looked for opportunities to implement our desired management strategy, although finding these opportunities can be challenging in a relatively small state with modest fully-tax-exempt municipal issuance. However, during the past six months we were more able than usual to identify suitable in-state bonds.

                           Semiannual Report  Page 5

Accordingly, we sold some of the portfolio's territorial bond holdings and invested in tax-exempt Wisconsin issues. Among the territorial bonds sold were the American Airlines bonds described in the Kansas and Missouri Funds. The sale of most of our holdings in this issue allowed us to lock in gains as well as reinvest the proceeds in Wisconsin paper. (After the period ended, the remainder of the Fund's stake in the American Airlines bonds was sold.) Wisconsin bonds added during the period included a tax-increment finance bond for Weston, Wisconsin. Although the bond was non-rated, the village has a credit rating of A2, and the bonds offered an attractive level of income, in our opinion. We also sold some of the Fund's pre-refunded Glendale, Wisconsin, bonds with call dates of 2008, buying longer non-rated Glendale bonds in their place. This transaction allowed us to maintain our exposure to the credit and provide the Fund with upside potential if the bonds get pre-refunded.

The Wisconsin Fund benefited from its holdings in lower-rated bonds, which rose as investor demand soared for higher-yielding, higher-risk securities. By contrast, a large exposure to pre-refunded bonds was a detractor from performance, as their short durations hurt performance as short-term interest rates rose. A large exposure to multifamily housing bonds also detracted from results; investors worried about these securities' prepayment risks.

                           Semiannual Report  Page 6

  Fund Spotlight as of 11/30/04                Nuveen Kansas Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.44   $10.36   $10.45   $10.49
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0375  $0.0310  $0.0330  $0.0395
         --------------------------------------------------------------
         Inception Date              1/09/92  2/19/97  2/11/97  2/25/97
         --------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                  Average Annual Total Returns as of 11/30/04
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  1-Year                         4.40% -0.01%
                  -------------------------------------------
                  5-Year                         6.30%  5.38%
                  -------------------------------------------
                  10-Year                        6.56%  6.11%
                  -------------------------------------------
                  B Shares                    w/o CDSC w/CDSC
                  -------------------------------------------
                  1-Year                         3.55% -0.44%
                  -------------------------------------------
                  5-Year                         5.52%  5.36%
                  -------------------------------------------
                  10-Year                        5.92%  5.92%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  1-Year                         3.76%
                  -------------------------------------------
                  5-Year                         5.73%
                  -------------------------------------------
                  10-Year                        6.06%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  1-Year                         4.62%
                  -------------------------------------------
                  5-Year                         6.51%
                  -------------------------------------------
                  10-Year                        6.79%
                  -------------------------------------------
                  Tax-Free Yields
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  Dividend Yield/2/              4.31%  4.13%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.67%  3.52%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    5.44%  5.21%
                  -------------------------------------------
                  B Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              3.59%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            2.92%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    4.33%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              3.79%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.12%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    4.62%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              4.52%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.87%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    5.73%
                  -------------------------------------------

                            Average Annual Total Returns as of 12/31/04
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             5.29%        0.87%
                            -------------------------------------------
                            5-Year             6.92%        6.01%
                            -------------------------------------------
                            10-Year            6.42%        5.97%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             4.55%        0.55%
                            -------------------------------------------
                            5-Year             6.12%        5.97%
                            -------------------------------------------
                            10-Year            5.78%        5.78%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             4.75%
                            -------------------------------------------
                            5-Year             6.35%
                            -------------------------------------------
                            10-Year            5.91%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             5.61%
                            -------------------------------------------
                            5-Year             7.13%
                            -------------------------------------------
                            10-Year            6.65%
                            -------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $127,923
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    16.63
           ---------------------------------------------------------
           Average Duration                                     6.35
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2004. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2004.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because a fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.

                           Semiannual Report  Page 7

  Fund Spotlight as of 11/30/04                Nuveen Kansas Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

           [CHART]

AAA/U.S. Guaranteed     57.5%
AA                      19.1%
A                       11.0%
BBB                      6.6%
NR                       5.5%
BB or Lower              0.3%


1As a percentage of total holdings as of November 30, 2004. Holdings are subject to change.

                          Sectors/1/
                          Tax Obligation/Limited 27.7%
                          ----------------------------
                          Healthcare             18.2%
                          ----------------------------
                          Tax Obligation/General 15.5%
                          ----------------------------
                          U.S. Guaranteed         8.1%
                          ----------------------------
                          Water and Sewer         7.2%
                          ----------------------------
                          Housing/Single Family   4.9%
                          ----------------------------
                          Utilities               4.6%
                          ----------------------------
                          Other                  13.8%
                          ----------------------------

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance

                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/04)   $1,045.80 $1,042.30 $1,043.10 $1,047.80 $1,020.66 $1,016.90 $1,017.95 $1,021.66
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.51 $    8.35 $    7.27 $    3.49 $    4.46 $    8.24 $    7.18 $    3.45
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .88%, 1.63%, 1.42% and .68% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                           Semiannual Report  Page 8

  Fund Spotlight as of 11/30/04              Nuveen Kentucky Municipal Bond Fund

================================================================================

      Quick Facts
                                       A Shares B Shares C Shares R Shares
      --------------------------------------------------------------------
      NAV                                $11.08   $11.09   $11.07   $11.07
      --------------------------------------------------------------------
      Latest Monthly Dividend/1/        $0.0410  $0.0340  $0.0355  $0.0425
      --------------------------------------------------------------------
      Latest Capital Gain and Ordinary
       Income Distribution/2/           $0.0062  $0.0062  $0.0062  $0.0062
      --------------------------------------------------------------------
      Inception Date                    5/04/87  2/05/97 10/04/93  2/07/97
      --------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                  Average Annual Total Returns as of 11/30/04
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  1-Year                         4.16% -0.21%
                  -------------------------------------------
                  5-Year                         6.23%  5.32%
                  -------------------------------------------
                  10-Year                        6.51%  6.06%
                  -------------------------------------------
                  B Shares                    w/o CDSC w/CDSC
                  -------------------------------------------
                  1-Year                         3.38% -0.59%
                  -------------------------------------------
                  5-Year                         5.45%  5.29%
                  -------------------------------------------
                  10-Year                        5.93%  5.93%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  1-Year                         3.60%
                  -------------------------------------------
                  5-Year                         5.65%
                  -------------------------------------------
                  10-Year                        5.94%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  1-Year                         4.34%
                  -------------------------------------------
                  5-Year                         6.43%
                  -------------------------------------------
                  10-Year                        6.66%
                  -------------------------------------------
                  Tax-Free Yields
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  Dividend Yield/3/              4.44%  4.25%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            3.26%  3.12%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    4.83%  4.62%
                  -------------------------------------------
                  B Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              3.68%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            2.51%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    3.72%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              3.85%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            2.71%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    4.01%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              4.61%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            3.46%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    5.13%
                  -------------------------------------------

                            Average Annual Total Returns as of 12/31/04
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             4.68%        0.29%
                            -------------------------------------------
                            5-Year             6.73%        5.83%
                            -------------------------------------------
                            10-Year            6.35%        5.89%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             3.80%       -0.20%
                            -------------------------------------------
                            5-Year             5.94%        5.78%
                            -------------------------------------------
                            10-Year            5.77%        5.77%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             4.11%
                            -------------------------------------------
                            5-Year             6.15%
                            -------------------------------------------
                            10-Year            5.78%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             4.86%
                            -------------------------------------------
                            5-Year             6.94%
                            -------------------------------------------
                            10-Year            6.50%
                            -------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $483,548
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    16.95
           ---------------------------------------------------------
           Average Duration                                     5.59
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2004. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2004.
2Paid December 3, 2004. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because a fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.

                           Semiannual Report  Page 9

  Fund Spotlight as of 11/30/04              Nuveen Kentucky Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

         [CHART]

AAA/U.S. Guaranteed     63.2%
AA                      10.8%
A                        9.6%
BBB                     13.6%
NR                       1.6%
BB or Lower              1.2%



1As a percentage of total holdings as of November 30, 2004. Holdings are subject to change.

                    Sectors/1/
                    Tax Obligation/Limited            33.2%
                    ---------------------------------------
                    Healthcare                        11.8%
                    ---------------------------------------
                    U.S. Guaranteed                   10.2%
                    ---------------------------------------
                    Water and Sewer                    8.5%
                    ---------------------------------------
                    Utilities                          7.8%
                    ---------------------------------------
                    Transportation                     5.4%
                    ---------------------------------------
                    Education and Civic Organizations  4.8%
                    ---------------------------------------
                    Housing/Single Family              4.1%
                    ---------------------------------------
                    Other                             14.2%
                    ---------------------------------------

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance

                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/04)   $1,041.50 $1,038.50 $1,038.70 $1,042.40 $1,020.91 $1,017.15 $1,018.15 $1,021.91
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.25 $    8.07 $    7.05 $    3.23 $    4.20 $    7.99 $    6.98 $    3.19
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .83%, 1.58%, 1.38% and .63% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                          Semiannual Report  Page 10

  Fund Spotlight as of 11/30/04              Nuveen Michigan Municipal Bond Fund

================================================================================

      Quick Facts
                                       A Shares B Shares C Shares R Shares
      --------------------------------------------------------------------
      NAV                                $11.68   $11.70   $11.67   $11.68
      --------------------------------------------------------------------
      Latest Monthly Dividend/1/        $0.0415  $0.0340  $0.0360  $0.0435
      --------------------------------------------------------------------
      Latest Capital Gain and Ordinary
       Income Distribution/2/           $0.0059  $0.0059  $0.0059  $0.0059
      --------------------------------------------------------------------
      Inception Date                    6/27/85  2/03/97  6/22/93  2/03/97
      --------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                  Average Annual Total Returns as of 11/30/04
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  1-Year                         4.43%  0.03%
                  -------------------------------------------
                  5-Year                         6.43%  5.51%
                  -------------------------------------------
                  10-Year                        6.45%  5.99%
                  -------------------------------------------
                  B Shares                    w/o CDSC w/CDSC
                  -------------------------------------------
                  1-Year                         3.62% -0.33%
                  -------------------------------------------
                  5-Year                         5.64%  5.47%
                  -------------------------------------------
                  10-Year                        5.86%  5.86%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  1-Year                         3.93%
                  -------------------------------------------
                  5-Year                         5.86%
                  -------------------------------------------
                  10-Year                        5.88%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  1-Year                         4.64%
                  -------------------------------------------
                  5-Year                         6.65%
                  -------------------------------------------
                  10-Year                        6.61%
                  -------------------------------------------
                  Tax-Free Yields
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  Dividend Yield/3/              4.26%  4.09%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            3.49%  3.34%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    5.06%  4.84%
                  -------------------------------------------
                  B Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              3.49%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            2.74%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    3.97%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              3.70%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            2.94%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    4.26%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              4.47%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            3.69%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    5.35%
                  -------------------------------------------

                            Average Annual Total Returns as of 12/31/04
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             5.54%        1.14%
                            -------------------------------------------
                            5-Year             7.01%        6.08%
                            -------------------------------------------
                            10-Year            6.35%        5.90%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             4.73%        0.73%
                            -------------------------------------------
                            5-Year             6.19%        6.03%
                            -------------------------------------------
                            10-Year            5.77%        5.77%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             4.96%
                            -------------------------------------------
                            5-Year             6.41%
                            -------------------------------------------
                            10-Year            5.77%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             5.76%
                            -------------------------------------------
                            5-Year             7.21%
                            -------------------------------------------
                            10-Year            6.51%
                            -------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $250,378
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    15.40
           ---------------------------------------------------------
           Average Duration                                     5.73
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2004. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2004.
2Paid December 3, 2004. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because a fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.0%.

                          Semiannual Report  Page 11

  Fund Spotlight as of 11/30/04              Nuveen Michigan Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

           [CHART]

AAA/U.S. Guaranteed     73.1%
AA                      11.5%
A                        5.2%
BBB                      5.3%
NR                       1.9%
BB or Lower              3.0%



1As a percentage of total holdings as of November 30, 2004. Holdings are subject to change.

                          Sectors/1/
                          Tax Obligation/General 29.2%
                          ----------------------------
                          U.S. Guaranteed        19.3%
                          ----------------------------
                          Tax Obligation/Limited 14.2%
                          ----------------------------
                          Healthcare             12.1%
                          ----------------------------
                          Water and Sewer         8.4%
                          ----------------------------
                          Utilities               4.5%
                          ----------------------------
                          Other                  12.3%
                          ----------------------------

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance

                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/04)   $1,042.90 $1,038.90 $1,041.00 $1,044.00 $1,020.76 $1,017.00 $1,018.00 $1,021.76
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.40 $    8.23 $    7.21 $    3.38 $    4.36 $    8.14 $    7.13 $    3.35
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .86%, 1.61%, 1.41% and .66% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                          Semiannual Report  Page 12

  Fund Spotlight as of 11/30/04              Nuveen Missouri Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.01   $11.02   $11.01   $11.03
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0400  $0.0330  $0.0350  $0.0420
         --------------------------------------------------------------
         Inception Date              8/03/87  2/06/97  2/02/94  2/19/97
         --------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                  Average Annual Total Returns as of 11/30/04
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  1-Year                         4.07% -0.27%
                  -------------------------------------------
                  5-Year                         6.18%  5.27%
                  -------------------------------------------
                  10-Year                        6.43%  5.97%
                  -------------------------------------------
                  B Shares                    w/o CDSC w/CDSC
                  -------------------------------------------
                  1-Year                         3.37% -0.62%
                  -------------------------------------------
                  5-Year                         5.40%  5.23%
                  -------------------------------------------
                  10-Year                        5.84%  5.84%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  1-Year                         3.60%
                  -------------------------------------------
                  5-Year                         5.62%
                  -------------------------------------------
                  10-Year                        5.86%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  1-Year                         4.37%
                  -------------------------------------------
                  5-Year                         6.40%
                  -------------------------------------------
                  10-Year                        6.60%
                  -------------------------------------------
                  Tax-Free Yields
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  Dividend Yield/2/              4.36%  4.18%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.93%  3.76%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    5.82%  5.57%
                  -------------------------------------------
                  B Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              3.59%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.17%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    4.70%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              3.81%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.37%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    4.99%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              4.57%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            4.12%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    6.10%
                  -------------------------------------------

                            Average Annual Total Returns as of 12/31/04
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             4.92%        0.48%
                            -------------------------------------------
                            5-Year             6.68%        5.77%
                            -------------------------------------------
                            10-Year            6.33%        5.87%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             4.21%        0.21%
                            -------------------------------------------
                            5-Year             5.89%        5.74%
                            -------------------------------------------
                            10-Year            5.74%        5.74%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             4.35%
                            -------------------------------------------
                            5-Year             6.10%
                            -------------------------------------------
                            10-Year            5.75%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             5.13%
                            -------------------------------------------
                            5-Year             6.89%
                            -------------------------------------------
                            10-Year            6.49%
                            -------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $259,824
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    17.72
           ---------------------------------------------------------
           Average Duration                                     6.17
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2004. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2004.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because a fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.

                          Semiannual Report  Page 13

  Fund Spotlight as of 11/30/04              Nuveen Missouri Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

          [CHART]

AAA/U.S. Guaranteed     58.5%
AA                      11.8%
A                        7.6%
BBB                      5.9%
NR                      16.0%
BB or Lower              0.2%



1As a percentage of total holdings as of November 30, 2004. Holdings are subject to change.

                    Sectors/1/
                    Tax Obligation/Limited            18.6%
                    ---------------------------------------
                    Tax Obligation/General            14.3%
                    ---------------------------------------
                    Long-Term Care                    10.8%
                    ---------------------------------------
                    Housing/Multifamily                9.7%
                    ---------------------------------------
                    Healthcare                         9.2%
                    ---------------------------------------
                    Education and Civic Organizations  8.9%
                    ---------------------------------------
                    Transportation                     7.2%
                    ---------------------------------------
                    Water and Sewer                    5.8%
                    ---------------------------------------
                    Other                             15.5%
                    ---------------------------------------

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance

                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/04)   $1,043.80 $1,039.80 $1,042.00 $1,045.90 $1,020.86 $1,017.10 $1,018.10 $1,021.86
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.30 $    8.13 $    7.12 $    3.28 $    4.26 $    8.04 $    7.03 $    3.24
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .84%, 1.59%, 1.39%, and .64% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                          Semiannual Report  Page 14

  Fund Spotlight as of 11/30/04                  Nuveen Ohio Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.44   $11.43   $11.42   $11.43
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0430  $0.0360  $0.0380  $0.0450
         --------------------------------------------------------------
         Inception Date              6/27/85  2/03/97  8/03/93  2/03/97
         --------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                  Average Annual Total Returns as of 11/30/04
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  1-Year                         4.06% -0.27%
                  -------------------------------------------
                  5-Year                         6.12%  5.20%
                  -------------------------------------------
                  10-Year                        6.14%  5.68%
                  -------------------------------------------
                  B Shares                    w/o CDSC w/CDSC
                  -------------------------------------------
                  1-Year                         3.30% -0.67%
                  -------------------------------------------
                  5-Year                         5.33%  5.16%
                  -------------------------------------------
                  10-Year                        5.54%  5.54%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  1-Year                         3.52%
                  -------------------------------------------
                  5-Year                         5.54%
                  -------------------------------------------
                  10-Year                        5.56%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  1-Year                         4.28%
                  -------------------------------------------
                  5-Year                         6.33%
                  -------------------------------------------
                  10-Year                        6.30%
                  -------------------------------------------
                  Tax-Free Yields
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  Dividend Yield/2/              4.51%  4.32%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.54%  3.39%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    5.28%  5.06%
                  -------------------------------------------
                  B Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              3.78%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            2.78%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    4.15%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              3.99%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            2.98%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    4.45%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              4.72%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.74%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    5.58%
                  -------------------------------------------

                            Average Annual Total Returns as of 12/31/04
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             4.86%        0.43%
                            -------------------------------------------
                            5-Year             6.66%        5.75%
                            -------------------------------------------
                            10-Year            6.09%        5.64%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             4.10%        0.10%
                            -------------------------------------------
                            5-Year             5.89%        5.73%
                            -------------------------------------------
                            10-Year            5.50%        5.50%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             4.32%
                            -------------------------------------------
                            5-Year             6.09%
                            -------------------------------------------
                            10-Year            5.52%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             5.08%
                            -------------------------------------------
                            5-Year             6.88%
                            -------------------------------------------
                            10-Year            6.26%
                            -------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $560,127
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    15.96
           ---------------------------------------------------------
           Average Duration                                     5.91
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2004. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2004.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because a fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 33.0%.

                          Semiannual Report  Page 15

  Fund Spotlight as of 11/30/04                  Nuveen Ohio Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

           [CHART]

AAA/U.S. Guaranteed     64.0%
AA                      19.0%
A                        5.7%
BBB                      5.8%
NR                       2.6%
BB or Lower              2.9%



1As a percentage of total holdings as of November 30, 2004. Holdings are subject to change.

                    Sectors/1/
                    Tax Obligation/General            28.5%
                    ---------------------------------------
                    Healthcare                        16.4%
                    ---------------------------------------
                    Tax Obligation/Limited             9.0%
                    ---------------------------------------
                    U.S. Guaranteed                    9.0%
                    ---------------------------------------
                    Education and Civic Organizations  7.8%
                    ---------------------------------------
                    Utilities                          7.7%
                    ---------------------------------------
                    Housing/Multifamily                5.4%
                    ---------------------------------------
                    Water and Sewer                    5.1%
                    ---------------------------------------
                    Other                             11.1%
                    ---------------------------------------

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance

                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/04)   $1,047.50 $1,043.70 $1,044.90 $1,048.70 $1,020.86 $1,017.10 $1,018.10 $1,021.86
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.31 $    8.15 $    7.13 $    3.29 $    4.26 $    8.04 $    7.03 $    3.24
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .84%, 1.59%, 1.39%, and .64% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                          Semiannual Report  Page 16

  Fund Spotlight as of 11/30/04             Nuveen Wisconsin Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.36   $10.38   $10.39   $10.41
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0345  $0.0280  $0.0300  $0.0365
         --------------------------------------------------------------
         Inception Date              6/01/94  2/25/97  2/25/97  2/25/97
         --------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                  Average Annual Total Returns as of 11/30/04
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  1-Year                         3.64% -0.75%
                  -------------------------------------------
                  5-Year                         6.52%  5.61%
                  -------------------------------------------
                  10-Year                        6.35%  5.90%
                  -------------------------------------------
                  B Shares                    w/o CDSC w/CDSC
                  -------------------------------------------
                  1-Year                         2.82% -1.16%
                  -------------------------------------------
                  5-Year                         5.75%  5.59%
                  -------------------------------------------
                  10-Year                        5.80%  5.80%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  1-Year                         3.09%
                  -------------------------------------------
                  5-Year                         5.96%
                  -------------------------------------------
                  10-Year                        5.85%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  1-Year                         3.86%
                  -------------------------------------------
                  5-Year                         6.76%
                  -------------------------------------------
                  10-Year                        6.56%
                  -------------------------------------------
                  Tax-Free Yields
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  Dividend Yield/2/              4.00%  3.83%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            2.98%  2.85%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    4.45%  4.25%
                  -------------------------------------------
                  B Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              3.24%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            2.23%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    3.33%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              3.46%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            2.43%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    3.63%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              4.21%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.18%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    4.75%
                  -------------------------------------------

                            Average Annual Total Returns as of 12/31/04
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             4.42%        0.02%
                            -------------------------------------------
                            5-Year             7.08%        6.15%
                            -------------------------------------------
                            10-Year            6.27%        5.81%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             3.68%       -0.32%
                            -------------------------------------------
                            5-Year             6.28%        6.12%
                            -------------------------------------------
                            10-Year            5.71%        5.71%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             3.87%
                            -------------------------------------------
                            5-Year             6.50%
                            -------------------------------------------
                            10-Year            5.76%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             4.74%
                            -------------------------------------------
                            5-Year             7.32%
                            -------------------------------------------
                            10-Year            6.48%
                            -------------------------------------------

            Portfolio Statistics
            Net Assets ($000)                                $46,039
            --------------------------------------------------------
            Average Effective Maturity on Securities (Years)   15.82
            --------------------------------------------------------
            Average Duration                                    5.80
            --------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2004. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2004.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because a fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 33.0%.

                          Semiannual Report  Page 17

  Fund Spotlight as of 11/30/04             Nuveen Wisconsin Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

          [CHART]

AAA/U.S. Guaranteed     54.2%
AA                      13.4%
A                       10.2%
BBB                      4.9%
NR                      16.5%
BB or Lower              0.8%



1As a percentage of total holdings as of November 30, 2004. Holdings are subject to change.

                    Sectors/1/
                    Tax Obligation/Limited            61.1%
                    ---------------------------------------
                    U.S. Guaranteed                   14.2%
                    ---------------------------------------
                    Housing/Multifamily                9.8%
                    ---------------------------------------
                    Education and Civic Organizations  5.8%
                    ---------------------------------------
                    Other                              9.1%
                    ---------------------------------------

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance

                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/04)   $1,040.20 $1,036.50 $1,038.40 $1,042.30 $1,020.51 $1,016.75 $1,017.75 $1,021.56
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.65 $    8.47 $    7.46 $    3.58 $    4.61 $    8.39 $    7.38 $    3.55
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .91%, 1.66%, 1.46% and .70% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                          Semiannual Report  Page 18

Portfolio of Investments (Unaudited)
NUVEEN KANSAS MUNICIPAL BOND FUND
November 30, 2004

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.2%

    $    220 Wichita Airport Authority, Kansas, Airport Facilities           No Opt. Call        AA $    220,862
              Revenue Bonds, Wichita Airport Hotel Associates LP, Series
              1992, 7.000%, 3/01/05 - RAAI Insured
----------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 3.1%

       1,000 Kansas Development Finance Corporation, Athletic Facility     6/14 at 100.00        A1    1,043,030
              Revenue Bonds, University of Kansas Athletic Corporation
              Project, Series 2004K, 5.000%, 6/01/19 (WI, settling
              12/07/04)

       1,500 Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00       BBB    1,552,500
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, Ana G. Mendez University
              System, Series 1999, 5.375%, 2/01/19

         955 Washburn University of Topeka, Kansas, Revenue Bonds,         7/09 at 100.00       AAA    1,045,629
              Series 2001A, 5.500%, 7/01/16 - AMBAC Insured

         270 Washburn University of Topeka, Kansas, Revenue Bonds,         7/09 at 100.00       AAA      295,623
              Series 2001B, 5.500%, 7/01/16 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------
             Healthcare - 18.1%

             Coffeyville Public Building Commission, Kansas, Healthcare
             Facilities Revenue Bonds, Coffeyville Regional Medical
             Center, Series 2002:
       1,005  5.000%, 8/01/18 - AMBAC Insured                              8/12 at 100.00       AAA    1,051,160
       1,050  5.000%, 8/01/19 - AMBAC Insured                              8/12 at 100.00       AAA    1,094,037
       1,000  5.000%, 8/01/20 - AMBAC Insured                              8/12 at 100.00       AAA    1,038,640

       2,000 Colby, Kansas, Health Facilities Revenue Refunding Bonds,     8/08 at 100.00       N/R    1,944,240
              Citizens Medical Center Inc., Series 1998, 5.625%, 8/15/16

       1,285 Kansas Development Finance Authority, Hospital Revenue       12/12 at 100.00        AA    1,374,449
              Bonds, Susan B. Allen Memorial Hospital, Series 2002Q,
              5.375%, 12/15/16 - RAAI Insured

       4,580 Kansas Development Finance Authority, Health Facilities       6/10 at 101.00        AA    5,155,614
              Revenue Bonds, Sisters of Charity of Leavenworth Health
              Services Corporation, Series 2000K, 6.500%, 12/01/16

       1,110 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial   7/09 at 100.00        AA    1,184,148
              Hospital, Series 1999, 5.750%, 7/01/24 - RAAI Insured

             Manhattan, Kansas, Hospital Revenue Bonds, Mercy Health
             Center, Series 2001:
       1,025  5.000%, 8/15/14 - FSA Insured                                8/11 at 100.00       AAA    1,087,884
       1,075  5.000%, 8/15/15 - FSA Insured                                8/11 at 100.00       AAA    1,135,050

             Newton, Kansas, Hospital Revenue Refunding Bonds, Newton
             Healthcare Corporation, Series 1998A:
       1,000  5.700%, 11/15/18                                            11/08 at 100.00      BBB-    1,023,790
       1,750  5.750%, 11/15/24                                            11/08 at 100.00      BBB-    1,769,407

         100 Puerto Rico Industrial, Tourist, Educational, Medical and     1/05 at 102.00       AAA      103,681
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series
              1995A, 6.250%, 7/01/24 - MBIA Insured

       4,780 Wichita, Kansas, Hospital Facilities Revenue Refunding and   11/09 at 101.00        A+    5,169,666
              Improvement Bonds, Via Christi Health System Inc., Series
              1999-XI, 6.250%, 11/15/24
----------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 4.3%

       1,715 Kansas Development Finance Authority, Multifamily Housing    12/10 at 100.00       AAA    1,798,092
              Senior Revenue Bonds, Chimney Hills Apartments Project,
              Series 2000U-1, 5.900%, 12/01/20 (Alternative Minimum Tax)
              - AMBAC Insured

             Wichita, Kansas, Multifamily Housing Revenue Refunding
             Bonds, Shores Apartments, Series 1994XI-A:
       1,500  6.700%, 4/01/19 - RAAI Insured                               4/09 at 102.00        AA    1,598,160
       2,000  6.800%, 4/01/24 - RAAI Insured                               4/09 at 102.00        AA    2,111,080
----------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 4.8%

          15 Olathe-Labette County, Kansas, GNMA Collateralized Single     2/05 at 105.00       Aaa       15,621
              Family Mortgage Revenue Refunding Bonds, Series 1994C-I,
              7.800%, 2/01/25

         410 Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed     No Opt. Call       Aaa      417,729
              Securities Program Single Family Revenue Bonds, Series
              1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)

       1,465 Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed   6/08 at 105.00       Aaa    1,540,389
              Securities Program Single Family Revenue Bonds, Series
              1998A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)

----
19

Portfolio of Investments (Unaudited)
NUVEEN KANSAS MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

    $    545 Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed  12/09 at 105.00       Aaa $    566,217
              Securities Program Single Family Revenue Bonds, Series
              2000A-2, 7.600%, 12/01/31 (Alternative Minimum Tax)

         300 Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA             12/10 at 105.00       Aaa      314,637
              Mortgage-Backed Securities Program Single Family Revenue
              Bonds, Series 2001A, 6.300%, 12/01/32 (Alternative Minimum
              Tax)

       3,135 Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA             12/12 at 105.00       Aaa    3,307,080
              Mortgage-Backed Securities Program Single Family Revenue
              Bonds, Series 2002B-1, 5.950%, 12/01/33 (Alternative
              Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Industrials - 1.6%

       1,000 Wichita Airport Authority, Kansas, Special Facilities         6/12 at 101.00        A-    1,059,280
              Revenue Bonds, Cessna Citation Service Center, Series
              2002A, 6.250%, 6/15/32 (Alternative Minimum Tax)

       1,000 Wichita, Kansas, Industrial Revenue Bonds, NMF America Inc.   8/07 at 101.00       AA-    1,041,650
              Series 2000-II, 5.800%, 8/01/15 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.4%

         500 Sedgwick County, Kansas, Healthcare Facilities Revenue       11/09 at 100.00         A      519,075
              Bonds, Catholic Care Center Inc., Series 2001, 5.750%,
              11/15/23
----------------------------------------------------------------------------------------------------------------
             Materials - 3.8%

       1,000 Dodge City, Kansas, Pollution Control Revenue Refunding         No Opt. Call        A2    1,017,770
              Bonds, Excel Corporation/Cargill Inc. Project, Series
              1992, 6.625%, 5/01/05

       3,700 Ford County, Kansas, Sewage and Solid Waste Disposal          6/08 at 102.00        A+    3,797,791
              Revenue Bonds, Excel Corporation/Cargill Inc. Project,
              Series 1998, 5.400%, 6/01/28 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 15.3%

       2,500 Butler and Sedgwick Counties Unified School District 385,       No Opt. Call       AAA    2,976,675
              Andover, Kansas, General Obligation Refunding and
              Improvement Bonds, Series 2000, 6.000%, 9/01/16 - FSA
              Insured

       2,615 Butler County Unified School District 394, Kansas, General    9/14 at 100.00       AAA    2,730,766
              Obligation Bonds, Series 2004, 5.000%, 9/01/23 - FSA
              Insured

       1,675 Cowley County Unified School District 465, Winfield,         10/13 at 100.00       AAA    1,788,950
              Kansas, General Obligation Bonds, Series 2003,
              5.250%, 10/01/23 - MBIA Insured

         750 Derby, Kansas, General Obligation Bonds, Series 2001A,       12/11 at 100.00       Aaa      805,253
              5.250%, 12/01/21 - AMBAC Insured

         560 Derby, Kansas, General Obligation Bonds, Series 2002B,       12/10 at 100.00       Aaa      595,610
              5.000%, 12/01/18 - FSA Insured

         650 Harvey County Unified School District 460, Hesston, Kansas,   9/12 at 100.00       AAA      676,858
              General Obligation Bonds, Series 2002, 5.000%, 9/01/22 -
              FGIC Insured

       1,100 Montgomery County Unified School District 445, Coffeyville,   4/12 at 100.00       AAA    1,143,384
              Kansas, General Obligation Bonds, Series 2002, 5.000%,
              4/01/22 - FGIC Insured

       1,000 Puerto Rico, General Obligation and Public Improvement          No Opt. Call       AAA    1,155,640
              Refunding Bonds, Series 2001A, 5.500%, 7/01/20 - MBIA
              Insured

         330 Puerto Rico, General Obligation and Public Improvement        7/11 at 100.00        A-      342,857
              Bonds, Series 2001A, 5.375%, 7/01/28

       1,070 Scott County Unified School District 466, Kansas, General     9/12 at 100.00       AAA    1,162,202
              Obligation Refunding Bonds, Series 2002, 5.250%, 9/01/18 -
              FGIC Insured

       1,250 Sedgwick County Unified School District 259, Wichita,         9/10 at 100.00        AA    1,184,475
              Kansas, General Obligation Bonds, Series 2000, 3.500%,
              9/01/16

       1,795 Wichita, Kansas, General Obligation Bonds, Series 2002,       4/09 at 101.00        AA    1,903,741
              5.000%, 4/01/17

       3,000 Wyandotte County Unified School District 500, Kansas,         9/12 at 100.00       AAA    3,156,210
              General Obligation Bonds, Series 2002, 5.000%, 9/01/20 -
              FSA Insured
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 27.5%

       3,000 Butler County Public Building Commission, Kansas,            10/10 at 100.00       Aaa    3,314,940
              Improvement Revenue Bonds, Public Facilities Projects,
              Series 2000, 5.550%, 10/01/21 - MBIA Insured

             Kansas Department of Transportation, Highway Revenue Bonds,
             Series 2004A:
       1,000  5.000%, 3/01/20                                              3/14 at 100.00       AA+    1,061,140
       5,000  5.000%, 3/01/23                                              3/14 at 100.00       AA+    5,216,000

----
20

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $    500 Kansas Development Finance Authority, Lease Revenue Bonds,   10/12 at 100.00       AAA $    522,200
              Department of Administration, State Capitol Restoration
              Parking Facility Project, Series 2002C, 5.000%, 10/01/21 -
              FSA Insured

       1,140 Kansas Development Finance Authority, Lease Revenue Bonds,    4/14 at 100.00       AAA    1,213,165
              Department of Administration, State Capitol Restoration
              Project, Series 2004G-1, 5.125%, 4/01/21 - MBIA Insured

       1,000 Kansas Development Finance Authority, Revenue Bonds, State   10/11 at 100.00       AAA    1,066,640
              Projects, Series 2001W, 5.000%, 10/01/17 - MBIA Insured

       2,085 Kansas Development Finance Authority, Revenue Bonds, State   10/12 at 100.00       AAA    2,265,436
              Projects, Series 2002N, 5.250%, 10/01/18 - AMBAC Insured

       5,000 Kansas Development Finance Authority, Revenue Bonds, Board    4/13 at 102.00       AAA    5,222,350
              of Regents, Scientific Research and Development Facilities
              Projects, Series 2003C, 5.000%, 10/01/23 - AMBAC Insured

       2,355 Kansas Development Finance Authority, Revenue Bonds, State    8/13 at 100.00       AAA    2,523,265
              Projects, Series 2003J, 5.250%, 8/01/20 - AMBAC Insured

       5,000 Overland Park Development Corporation, Kansas, First Tier     1/11 at 101.00       N/R    5,093,150
              Revenue Bonds, Overland Park Convention Center, Series
              2001A, 7.375%, 1/01/32

             Puerto Rico Public Finance Corporation, Commonwealth
             Appropriation Bonds, Series 2002E:
       3,135  6.000%, 8/01/26 - AGC Insured                                  No Opt. Call       AAA    3,735,164
         630  5.500%, 8/01/29                                              2/12 at 100.00      BBB+      659,163

       1,000 Virgin Islands Public Finance Authority, Senior Lien         10/08 at 101.00       BBB    1,021,330
              Revenue Refunding Bonds, Matching Fund Loan Notes, Series
              1998A, 5.625%, 10/01/25

       2,000 Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00       BBB    2,290,800
              Taxes Loan Notes, Series 1999A, 6.375%, 10/01/19
----------------------------------------------------------------------------------------------------------------
             Transportation - 0.3%

         600 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00       CCC      421,098
              Bonds, American Airlines Inc., Series 1996A, 6.250%,
              6/01/26 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 8.1%

      12,175 Johnson County, Kansas, Residual Revenue and Refunding          No Opt. Call       Aaa    9,121,388
              Bonds, Series 1992, 0.000%, 5/01/12

       1,010 Wichita, Kansas, Revenue Bonds, CSJ Health System of          5/05 at 100.00     A+***    1,200,638
              Wichita, Inc., Series 1985-XXV, 7.200%, 10/01/15
----------------------------------------------------------------------------------------------------------------
             Utilities - 4.6%

       1,000 Burlington, Kansas, Environmental Improvement Revenue           No Opt. Call        A3    1,044,680
              Bonds, Kansas City Power and Light Company Project, Series
              1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)

         500 Pratt, Kansas, Electric System Revenue Bonds, Series          5/10 at 100.00       AAA      540,710
              2001-1, 5.250%, 5/01/18 - AMBAC Insured

       1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/12 at 101.00       AAA    1,045,730
              Series 2002II, 5.125%, 7/01/26 - FSA Insured

             Wellington, Kansas, Electric, Water and Sewer Utility
             System Revenue Bonds, Series 2002:
         335  5.250%, 11/01/25 - AMBAC Insured                            11/12 at 100.00       AAA      351,911
         785  5.250%, 11/01/27 - AMBAC Insured                            11/12 at 100.00       AAA      817,727

       1,000 Wyandotte County-Kansas City Unified Government, Kansas,      9/14 at 100.00       AAA    1,040,250
              Utility System Revenue Bonds, Series 2004B, 5.000%,
              9/01/24 - FSA Insured

       1,000 Wynadotte County-Kansas City Unified Government, Kansas,      5/11 at 100.00       AAA    1,038,020
              Industrial Revenue Bonds, Board of Public Utilities Office
              Building Complex, Series 2001, 5.000%, 5/01/21 - MBIA
              Insured
----------------------------------------------------------------------------------------------------------------
             Water and Sewer - 7.1%

       2,000 Augusta, Kansas, Waterworks System Revenue Bonds, Series     10/08 at 101.50        AA    2,236,000
              2000A, 6.150%, 10/01/20 - RAAI Insured

       1,040 Chisholm Creek Utility Authority, Kansas, Water and           9/12 at 100.00       Aaa    1,102,015
              Wastewater Facilities Revenue Bonds, Series 2002, 5.250%,
              9/01/22 - MBIA Insured

----
21

Portfolio of Investments (Unaudited)
NUVEEN KANSAS MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

    $  5,500 Wichita, Kansas, Water and Sewer Utility Revenue Bonds,      10/13 at 100.00       AAA $  5,753,439
              Series 2003, 5.000%, 10/01/22 - FGIC Insured
----------------------------------------------------------------------------------------------------------------
    $123,075 Total Long-Term Investments (cost $120,694,639) - 99.2%                                 126,934,951
----------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.8%                                                        987,951
             --------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $127,922,902
             --------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (WI)Security purchased on a when-issued basis.

                                See accompanying notes to financial statements.

----
22

Portfolio of Investments (Unaudited)
NUVEEN KENTUCKY MUNICIPAL BOND FUND
November 30, 2004

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.0%

    $  5,100 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00       BBB $  4,713,012
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
----------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 4.7%

       9,295 Columbia, Kentucky, Educational Development Revenue Bonds,    4/11 at 101.00      BBB-    9,736,420
              Lindsey Wilson College Project, Series 2001, 6.250%,
              4/01/21

       5,930 Jefferson County, Kentucky, College Revenue Bonds,            5/09 at 101.00      Baa2    5,869,336
              Bellarmine College Project, Series 1999, 5.250%, 5/01/29

       1,500 Kentucky Economic Development Finance Authority, College     10/12 at 100.00       AAA    1,513,650
              Revenue Refunding and Improvement Bonds, Centre College
              Project, Series 2002, 5.000%, 4/01/32 - FSA Insured

       2,500 Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00       BBB    2,537,125
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, Ana G. Mendez University
              System, Series 1999, 5.375%, 2/01/29

       3,000 Puerto Rico Industrial, Tourist, Educational, Medical and     9/11 at 100.00       BBB    3,020,070
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, University of the Sacred
              Heart, Series 2001, 5.250%, 9/01/31
----------------------------------------------------------------------------------------------------------------
             Energy - 3.0%

       5,000 Ashland, Kentucky, Pollution Control Revenue Refunding        2/05 at 100.00      Baa2    5,144,750
              Bonds, Ashland Oil Inc. Project, Series 1992, 6.650%,
              8/01/09

       9,000 Ashland, Kentucky, Sewerage and Solid Waste Revenue Bonds,    2/05 at 102.00      Baa2    9,281,700
              Ashland Inc. Project, Series 1995, 7.125%, 2/01/22
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Healthcare - 11.6%

       1,310 Christian County, Kentucky, Hospital Revenue Bonds, Jennie    7/06 at 102.00        A-    1,358,588
              Stuart Medical Center, Series 1996A, 6.000%, 7/01/17

       3,500 Christian County, Kentucky, Hospital Revenue Refunding        7/06 at 102.00        A-    3,651,725
              Bonds, Jennie Stuart Medical Center, Series 1997A, 6.000%,
              7/01/13

       5,270 Clark County, Kentucky, Hospital Revenue Refunding and        3/07 at 102.00      BBB-    5,469,891
              Improvement Bonds, Clark Regional Medical Center Project,
              Series 1997, 6.200%, 4/01/13

       9,500 Kentucky Economic Development Finance Authority, Hospital     2/07 at 102.00       AAA   10,188,940
              Revenue Refunding Bonds, Pikeville, United Methodist
              Hospital of Kentucky Inc. Project, Series 1997, 5.700%,
              2/01/28 - CONNIE LEE/ AMBAC Insured

             Kentucky Economic Development Finance Authority, Hospital
             System Revenue Refunding and Improvement Bonds, Appalachian
             Regional Healthcare Inc., Series 1997:
         500  5.500%, 10/01/07                                               No Opt. Call       BB-      507,210
         500  5.600%, 10/01/08                                             4/08 at 102.00       BB-      509,045
       3,500  5.850%, 10/01/17                                             4/08 at 102.00       BB-    3,390,205
       1,500  5.875%, 10/01/22                                             4/08 at 102.00       BB-    1,408,170

       6,000 Kentucky Economic Development Finance Authority, Revenue      6/08 at 101.00        AA    6,010,020
              Refunding and Improvement Bonds, Catholic Health
              Initiatives, Series 1998A, 5.000%, 12/01/27

             Kentucky Economic Development Finance Authority, Revenue
             Bonds, Catholic Health Initiatives, Series 2001:
       1,000  5.250%, 9/01/21                                              9/11 at 100.00        AA    1,041,710
       1,000  5.250%, 9/01/24                                              9/11 at 100.00        AA    1,032,310

      10,340 Kentucky Economic Development Finance Authority, Health         No Opt. Call       AAA    2,956,620
              System Revenue Bonds, Norton Healthcare Inc., Series
              2000B, 0.000%, 10/01/28 - MBIA Insured

       1,665 McCracken County, Kentucky, Hospital Facilities Revenue       5/05 at 102.00       AAA    1,703,528
              Refunding Bonds, Mercy Health System, Series 1994A,
              6.300%, 11/01/06 - MBIA Insured

      16,500 Russell, Kentucky, Revenue Bonds, Bon Secours Health         11/12 at 100.00        A-   16,935,600
              System, Series 2002A, 5.625%, 11/15/30
----------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 0.6%

       3,385 Henderson, Kentucky, Senior Tax-Exempt Residential            5/09 at 102.00       N/R    3,127,605
              Facilities Revenue Bonds, Pleasant Pointe Project, Series
              1999A, 6.125%, 5/01/29

----
23

Portfolio of Investments (Unaudited)
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 4.0%

    $  2,000 Kentucky Housing Corporation, Housing Revenue Bonds, Series  11/10 at 100.00       AAA $  2,110,900
              2000F, 5.850%, 7/01/20 (Alternative Minimum Tax)

         710 Kentucky Housing Corporation, Housing Revenue Bonds, Series   1/09 at 101.00       AAA      730,214
              1998F, 5.000%, 7/01/18 (Alternative Minimum Tax)

       9,480 Kentucky Housing Corporation, Housing Revenue Bonds, Series   4/09 at 101.00       AAA    9,634,714
              1999A, 5.200%, 1/01/31

       2,040 Kentucky Housing Corporation, Housing Revenue Bonds, Series   4/09 at 101.00       AAA    2,057,891
              1999B, 5.250%, 1/01/28 (Alternative Minimum Tax)

       5,000 Kentucky Housing Corporation, Housing Revenue Bonds, Series   1/14 at 100.00       AAA    4,993,300
              2004F, 3.900%, 7/01/31 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.6%

       4,840 Florence, Kentucky, Housing Facilities Revenue Bonds,         8/09 at 101.00         A    5,103,006
              Bluegrass RHF Housing Inc. Project, Series 1999, 6.375%,
              8/15/29 - ACA Insured

         555 Jefferson County, Kentucky, First Mortgage Revenue Bonds,     5/05 at 102.00       BBB      566,705
              First Christian Church Homes of Kentucky Project, Series
              1994, 6.000%, 11/15/09

             Kentucky Economic Development Finance Authority, Revenue
             Bonds, Christian Church Homes of Kentucky Inc. Obligated
             Group, Series 1998:
       1,800  5.375%, 11/15/23                                             5/08 at 102.00       BBB    1,796,976
       3,500  5.500%, 11/15/30                                             5/08 at 102.00       BBB    3,473,610

             Kentucky Economic Development Finance Authority, Mortgage
             Revenue Bonds, South Central Nursing Homes Inc., Series
             1997A:
       2,000  6.000%, 7/01/27 (Mandatory put 7/01/20) - MBIA Insured       1/08 at 105.00       AAA    2,190,620
       3,700  6.000%, 7/01/27 (Mandatory put 1/01/24) - MBIA Insured       1/08 at 105.00       AAA    4,052,647
----------------------------------------------------------------------------------------------------------------
             Materials - 2.7%

       2,370 Hancock County, Kentucky, Solid Waste Disposal Revenue        5/06 at 102.00       BBB    2,432,687
              Bonds, Willamette Industries Inc. Project, Series 1996,
              6.600%, 5/01/26 (Alternative Minimum Tax)

       1,000 Jefferson County, Kentucky, Pollution Control Revenue         1/05 at 102.50       AA-    1,028,090
              Bonds, E.I. DuPont de Nemours and Company, Series 1982A,
              6.300%, 7/01/12

       4,240 Perry County, Kentucky, Solid Waste Disposal Revenue Bonds,   5/06 at 102.00       N/R    4,411,762
              Weyerhaeuser Company - TJ International Project, Series
              1996, 6.800%, 5/01/26 (Alternative Minimum Tax)

       2,000 Perry County, Kentucky, Solid Waste Disposal Revenue Bonds,   4/07 at 102.00      Baa2    2,090,040
              Weyerhaeuser Company - TJ International Project, Series
              1997, 6.550%, 4/15/27 (Alternative Minimum Tax)

       2,820 Wickliffe, Kentucky, Solid Waste Disposal Facility Revenue    4/06 at 102.00       BBB    2,881,532
              Bonds, Westvaco Corporation, Series 1996, 6.375%, 4/01/26
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 3.0%

       2,500 Jefferson County, Kentucky, General Obligation Refunding      5/09 at 100.00        AA    2,685,550
              Bonds, Series 1999C, 6.150%, 5/15/16 (Alternative Minimum
              Tax)

       1,195 Louisville and Jefferson County Metropolitan Government,     11/14 at 100.00       AAA    1,291,938
              Kentucky, General Obligation Bonds, Series 2004A-B,
              5.000%, 11/01/16 - AMBAC Insured

       1,175 Louisville, Kentucky, General Obligation Bonds, Series       11/11 at 101.00        AA    1,232,845
              2001A, 5.000%, 11/01/21

       3,000 Louisville, Kentucky, General Obligation Bonds, Series       10/12 at 100.00       AAA    3,108,990
              2002A, 5.000%, 10/01/23 - FGIC Insured

       4,400 Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series        No Opt. Call       AAA    6,212,492
              2001, 11.925%, 7/01/19 - FSA Insured (IF)
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 32.7%

       1,305 Ballard County School District Finance Corporation,           6/14 at 100.00       Aaa    1,376,162
              Kentucky, School Building Revenue Bonds, Series 2004,
              5.000%, 6/01/21 - AMBAC Insured

       1,875 Bell County Public Properties Corporation, Kentucky, First    3/11 at 102.00       AAA    2,091,600
              Mortgage Revenue Bonds, Judicial Center Project, Series
              2000, 5.850%, 9/01/28 - AMBAC Insured

       1,465 Boone County, Kentucky, Public Properties Corporation,        9/12 at 101.00       Aa3    1,546,264
              First Mortgage Bonds, AOC Judicial Facility, Series 2001,
              5.125%, 9/01/22

----
24

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             Boone County School District Finance Corporation, Kentucky,
             School Building Revenue Bonds, Series 2004B:
    $  1,460  5.000%, 5/01/20 - FSA Insured                                5/14 at 100.00       Aaa $  1,547,133
       2,580  5.000%, 5/01/21 - FSA Insured                                5/14 at 100.00       Aaa    2,719,604

             Bowling Green, Kentucky, General Obligation and Special
             Revenue Bonds, Series 2002B:
       1,785  5.000%, 6/01/23                                              6/12 at 100.00       Aa2    1,847,618
       1,230  5.000%, 6/01/24                                              6/12 at 100.00       Aa2    1,269,188
       1,665  5.000%, 6/01/25                                              6/12 at 100.00       Aa2    1,702,080

             Butler County School District Finance Corporation,
             Kentucky, Revenue Bonds, School Buildings, Series 2004C:
       1,220  5.000%, 6/01/20                                              6/14 at 100.00       Aa3    1,283,123
       1,255  5.000%, 6/01/22                                              6/14 at 100.00       Aa3    1,307,032

             Fayette County School District Finance Corporation,
             Kentucky, School Building Revenue Bonds, Series 2000:
       1,665  5.500%, 6/01/18                                              6/10 at 101.00       AA-    1,836,112
       2,795  5.500%, 6/01/20                                              6/10 at 101.00       AA-    3,077,854

       3,155 Florence Public Properties Corporation, Kentucky, First       6/07 at 102.00       AAA    3,387,429
              Mortgage Revenue Bonds, Administrative Office Complex
              Project, Series 1997, 5.500%, 6/01/27 - MBIA Insured

       4,500 Kenton County Public Properties Corporation, Kentucky,        3/09 at 101.00       Aa3    4,520,295
              First Mortgage Revenue Bonds, Courthouse Facilities
              Project, Series 1998A, 5.000%, 3/01/29

             Kenton County School District Finance Corporation,
             Kentucky, School Building Revenue Bonds, Series 2004:
       2,115  5.000%, 6/01/17 - MBIA Insured                               6/14 at 100.00       Aaa    2,271,320
       3,510  5.000%, 6/01/18 - MBIA Insured                               6/14 at 100.00       Aaa    3,755,138
       3,690  5.000%, 6/01/19 - MBIA Insured                               6/14 at 100.00       Aaa    3,929,776

             Kentucky Area Development Districts Financing Trust, Ewing,
             Lease Acquisition Program Revenue Bonds, Series 2000C:
         750  5.850%, 6/01/20                                              6/10 at 102.00        AA      813,023
       1,000  6.000%, 6/01/30                                              6/10 at 102.00        AA    1,090,100

       2,365 Kentucky Local Correctional Facilities Authority,               No Opt. Call       AAA    2,637,850
              Multi-County Lease Revenue Bonds, Series 2004,
              5.250%, 11/01/14 - MBIA Insured

             Kentucky State Property and Buildings Commission, Revenue
             Refunding Bonds, Project 79, Series 2003:
       5,000  5.000%, 10/01/21 - MBIA Insured                             10/13 at 100.00       AAA    5,256,650
       6,500  5.000%, 10/01/22 - MBIA Insured                             10/13 at 100.00       AAA    6,794,710

             Kentucky State Property and Buildings Commission, Revenue
             Bonds, Project 81, Series 2003:
       1,000  5.000%, 11/01/19 - AMBAC Insured                            11/13 at 100.00       AAA    1,061,650
       3,740  5.000%, 11/01/21 - AMBAC Insured                            11/13 at 100.00       AAA    3,933,545
       2,845  5.000%, 11/01/23 - AMBAC Insured                            11/13 at 100.00       AAA    2,960,137

       4,000 Kentucky Turnpike Authority, Economic Development Road        7/11 at 100.00       AAA    4,271,760
              Revenue and Refunding Bonds, Revitalization Project,
              Series 2001B, 5.150%, 7/01/19 - FSA Insured

             Letcher County School District Finance Corporation,
             Kentucky, School Building Revenue Bonds, Series 2004:
       1,430  5.000%, 6/01/18 - FSA Insured                                6/14 at 100.00       Aaa    1,529,871
       1,585  5.000%, 6/01/20 - FSA Insured                                6/14 at 100.00       Aaa    1,680,322

      11,000 Lexington-Fayette Urban County Government, Kentucky, First    7/08 at 102.00       AAA   11,196,130
              Mortgage Bonds, Public Facilities Corporation, Series
              1998, 5.125%, 10/01/31 - FSA Insured

       1,695 Louisville and Jefferson County Visitors and Convention       6/14 at 101.00       AAA    1,857,161
              Commission, Kentucky, Dedicated Tax Revenue Bonds, Series
              2004A, 5.000%, 12/01/15 - FSA Insured

         650 Magoffin County School District Finance Corporation,          6/10 at 101.00       Aa3      725,920
              Kentucky, School Building Revenue Bonds, Series 2000,
              5.750%, 6/01/20

       1,525 McCracken County Public Properties Corporation, Kentucky,     9/06 at 102.00       AAA    1,637,545
              Public Project Revenue Bonds, Court Facilities, Series
              1995, 5.900%, 9/01/26 - AMBAC Insured

----
25

Portfolio of Investments (Unaudited)
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  8,000 Mount Sterling, Kentucky, Lease Revenue Bonds, Kentucky       3/05 at 100.00       Aa3 $  8,038,640
              League of Cities Funding Trust, Series 1993A, 6.200%,
              3/01/18

       5,100 Oldham County School District Finance Corporation,            4/11 at 101.00       Aa3    5,382,948
              Kentucky, School Building Revenue Bonds, Series 2001A,
              5.125%, 4/01/21

             Oldham County School District Finance Corporation,
             Kentucky, School Building Revenue Bonds, Series 2004:
       1,230  5.000%, 5/01/18 - MBIA Insured                               5/14 at 100.00       Aaa    1,315,239
       1,635  5.000%, 5/01/20 - MBIA Insured                               5/14 at 100.00       Aaa    1,732,577
       1,715  5.000%, 5/01/21 - MBIA Insured                               5/14 at 100.00       Aaa    1,807,799

       1,360 Owen County School District Finance Corporation, Kentucky,    4/11 at 101.00       Aa3    1,420,697
              School Building Revenue Bonds, Series 2001, 5.000%, 4/01/21

             Pendleton County, Kentucky, Leasing Trust Revenue Bonds,
             Kentucky Association of Counties, Series 1993A:
      16,460  6.500%, 3/01/19                                              3/05 at 100.00         A   16,548,061
         500  6.400%, 3/01/19                                                No Opt. Call         A      601,990

       4,000 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call       AAA    4,690,240
              Transportation Authority, Reset Option Long Certificates
              II-R-66, Series 1996Y, 9.266%, 1/01/13 (IF)

       6,000 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call       AAA    6,933,000
              Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
              MBIA Insured

       2,545 Puerto Rico Highway and Transportation Authority, Highway       No Opt. Call       AAA    2,923,976
              Revenue Bonds, Series 1998A, 5.500%, 7/01/14 - AMBAC
              Insured

       1,000 Puerto Rico Highway and Transportation Authority, Highway     7/12 at 100.00       AAA    1,019,240
              Revenue Bonds, Series 2002D, 5.000%, 7/01/32 - FSA Insured

       3,185 Puerto Rico Public Buildings Authority, Guaranteed              No Opt. Call       AAA    3,669,725
              Government Facilities Revenue Bonds, Series 1993L, 5.500%,
              7/01/21 - FSA Insured

       2,755 Puerto Rico Public Finance Corporation, Commonwealth            No Opt. Call       AAA    3,282,417
              Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 - AGC
              Insured

       1,360 Shelby County School District Finance Corporation,            5/14 at 100.00       Aaa    1,433,590
              Kentucky, Revenue Bonds, School Buildings, Series 2004,
              5.000%, 5/01/21 - MBIA Insured

       2,185 Spencer County School District Finance Corporation,           7/14 at 100.00       Aaa    2,304,913
              Kentucky, Revenue Bonds, School Buildings, Series 2004,
              5.000%, 7/01/21 - FSA Insured

       1,010 Virgin Islands Public Finance Authority, Gross Receipts      10/14 at 100.00       AAA    1,098,496
              Taxes Loan Notes, Series 2003, 5.250%, 10/01/21 - FSA
              Insured

       7,000 Warren County Justice Center Expansion Corporation,           9/07 at 102.00       AAA    7,393,050
              Kentucky, First Mortgage Revenue Bonds, AOC Judicial
              Facility, Series 1997A, 5.250%, 9/01/24 - MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Transportation - 5.4%

             Guam International Airport Authority, Revenue Bonds, Series
             2003C:
       5,000  5.250%, 10/01/22 (Alternative Minimum Tax) - MBIA Insured   10/10 at 100.00       AAA    5,317,350
       2,195  5.000%, 10/01/23 (Alternative Minimum Tax) - MBIA Insured   10/13 at 100.00       AAA    2,230,120

       1,250 Kenton County Airport Board, Kentucky, Airport Revenue        3/06 at 102.00       AAA    1,322,288
              Bonds, Cincinnati/Northern Kentucky International Airport,
              Series 1996B, 5.750%, 3/01/13 - MBIA Insured

       5,090 Kenton County Airport Board, Kentucky, Airport Revenue        3/13 at 100.00       AAA    5,167,012
              Bonds, Cincinnati/Northern Kentucky International Airport,
              Series 2003B, 5.000%, 3/01/23 (Alternative Minimum Tax) -
              MBIA Insured

       5,000 Louisville and Jefferson County Regional Airport Authority,   7/05 at 102.00       AAA    5,164,400
              Kentucky, Airport System Revenue Bonds, Series 1995A,
              5.625%, 7/01/25 (Alternative Minimum Tax) - MBIA Insured

       1,000 Louisville and Jefferson County Regional Airport Authority,   7/13 at 100.00       AAA    1,039,520
              Kentucky, Airport System Revenue Bonds, Series 2003C,
              5.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured

       6,000 Louisville and Jefferson County Regional Airport Authority,   3/09 at 101.00      Baa3    5,635,380
              Kentucky, Special Facilities Revenue Bonds, Airis
              Louisville LLC Project, Series 1999A, 5.500%, 3/01/19
              (Alternative Minimum Tax)

----
26

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 10.1%

    $  5,085 Campbellsville, Kentucky, Industrial Building Revenue         3/09 at 102.00     A+*** $  5,698,404
              Bonds, Campbellsville University Project, Series 1999,
              5.500%, 3/01/29 (Pre-refunded to 3/01/09)

       1,005 Casey County School District Finance Corporation, Kentucky,   3/05 at 102.00    Aa3***    1,034,567
              School Building Revenue Bonds, Series 1995,
              5.750%, 3/01/15 (Pre-refunded to 3/01/05)

       1,070 Fleming County School District Finance Corporation,           3/05 at 102.00     A+***    1,101,736
              Kentucky, School Building Revenue Bonds, Series 1995,
              5.875%, 3/01/15 (Pre-refunded to 3/01/05)

       1,260 Floyd County Public Properties Corporation, Kentucky, First   3/06 at 102.00    N/R***    1,336,432
              Mortgage Revenue Bonds, Floyd County Justice Center
              Project, Series 1995A, 5.550%, 9/01/23 (Pre-refunded to
              3/01/06)

       3,550 Floyd County Public Properties Corporation, Kentucky, First   3/06 at 102.00    N/R***    3,793,211
              Mortgage Revenue Bonds, Floyd County Justice Center
              Project, Series 1996B, 6.200%, 9/01/26 (Pre-refunded to
              3/01/06)

       1,200 Floyd County School District Finance Corporation, Kentucky,   5/05 at 102.00    Aa3***    1,241,424
              School Building Revenue Bonds, Series 1995, 5.500%,
              5/01/15 (Pre-refunded to 5/01/05)

       2,000 Jefferson County Collegiate Housing Foundation, Kentucky,     9/09 at 102.00    N/R***    2,381,260
              Student Housing Revenue Bonds, University of Louisville
              Project, Series 1999A, 7.125%, 9/01/29 (Pre-refunded to
              9/01/09)

             Kentucky Infrastructure Authority, Infrastructure Revolving
             Loan Program Revenue Bonds, Series 1995J:
         440  6.300%, 6/01/10 (Pre-refunded to 6/01/05)                    6/05 at 102.00    Aa3***      458,176
         360  6.350%, 6/01/11 (Pre-refunded to 6/01/05)                    6/05 at 102.00    Aa3***      374,962
         600  6.375%, 6/01/14 (Pre-refunded to 6/01/05)                    6/05 at 102.00    Aa3***      625,014

         420 Kentucky Infrastructure Authority, Governmental Agencies      8/05 at 102.00     AA***      436,069
              Program Revenue Bonds, Series 1995G, 6.300%, 8/01/10
              (Pre-refunded to 8/01/05)

         400 Kentucky State Property and Buildings Commission, Agency      5/10 at 100.00       AAA      452,664
              Fund Revenue Bonds, Project No. 66A, Series 2000, 5.750%,
              5/01/20 (Pre-refunded to 5/01/10) - MBIA Insured

         500 Kentucky State Property and Buildings Commission, Revenue    11/09 at 100.00       AAA      559,310
              Bonds, Project No. 64, Series 1999, 5.500%, 5/01/18
              (Pre-refunded to 11/01/09) - MBIA Insured

             Kentucky State Property and Buildings Commission, Revenue
             Refunding Bonds, Project 72, Series 2001:
       4,375  5.375%, 10/01/18 (Pre-refunded to 10/01/11) - MBIA Insured  10/11 at 100.00       AAA    4,924,894
       5,860  5.375%, 10/01/19 (Pre-refunded to 10/01/11) - MBIA Insured  10/11 at 100.00       AAA    6,596,543

       5,780 Kentucky State Property and Buildings Commission, Revenue    10/13 at 100.00       AAA    6,448,746
              Refunding Bonds, Project 79, Series 2003, 5.125%, 10/01/19
              (Pre-refunded to 10/01/13) - MBIA Insured

       1,365 McCreary County School District Finance Corporation,          8/05 at 102.00    Aa3***    1,424,296
              Kentucky, School Building Revenue Bonds, Second Series
              1995, 5.600%, 8/01/16 (Pre-refunded to 8/01/05)

       1,310 Puerto Rico, General Obligation and Public Improvement        7/06 at 101.50     A-***    1,395,111
              Bonds, Series 1996, 5.400%, 7/01/25 (Pre-refunded to
              7/01/06)

       2,000 Puerto Rico, General Obligation and Public Improvement        7/07 at 100.00     A-***    2,155,860
              Refunding Bonds, Series 1997, 5.375%, 7/01/25
              (Pre-refunded to 7/01/07)

       2,600 Puerto Rico, General Obligation and Public Improvement        7/10 at 100.00       AAA    2,941,588
              Bonds, Series 2000, 5.750%, 7/01/26 (Pre-refunded to
              7/01/10) - MBIA Insured

         245 Puerto Rico Public Finance Corporation, Commonwealth            No Opt. Call       AAA      291,528
              Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 - AGC
              Insured

       2,800 Russell, Kentucky, Health System Revenue Bonds, Franciscan    1/10 at 100.00   Baa2***    3,088,232
              Health Partnership Inc. - Our Lady of Bellefonte Hospital,
              Series 1997, 5.500%, 7/01/15 (Pre-refunded to 1/01/10)
----------------------------------------------------------------------------------------------------------------
             Utilities - 7.7%

       6,000 Boone County, Kentucky, Collateralized Pollution Control      1/05 at 101.00       AAA    6,151,200
              Revenue Refunding Bonds, Cincinnati Gas and Electric
              Company Project, Series 1994A, 5.500%, 1/01/24 - MBIA
              Insured

       1,750 Jefferson County, Kentucky, Pollution Control Revenue         4/05 at 102.00        A1    1,793,033
              Bonds, Louisville Gas and Electric Company, Series 1995A,
              5.900%, 4/15/23

             Owensboro, Kentucky, Electric Light and Power System
             Revenue Bonds, Series 1991B:
       7,100  0.000%, 1/01/11 - AMBAC Insured                                No Opt. Call       AAA    5,676,663
       6,475  0.000%, 1/01/12 - AMBAC Insured                                No Opt. Call       AAA    4,924,626
       5,810  0.000%, 1/01/15 - AMBAC Insured                                No Opt. Call       AAA    3,745,707
       7,900  0.000%, 1/01/17 - AMBAC Insured                                No Opt. Call       AAA    4,532,546
      13,300  0.000%, 1/01/18 - AMBAC Insured                                No Opt. Call       AAA    7,213,787

----
27

Portfolio of Investments (Unaudited)
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Utilities (continued)

    $  3,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,      No Opt. Call       AAA $  3,347,760
              Series 2003NN, 5.250%, 7/01/23 - MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Water and Sewer - 8.4%

       1,405 Christian County Water District, Kentucky, Waterworks        10/09 at 101.00       Aaa    1,575,160
              Revenue Bonds, Series 1999, 6.000%, 1/01/30 - AMBAC Insured

             Kentucky Infrastructure Authority, Governmental Agencies
             Program Revenue Bonds, Series 1995G:
         445  6.350%, 8/01/11                                              8/05 at 102.00        AA      464,963
         825  6.375%, 8/01/14                                              8/05 at 102.00        AA      862,315

       1,000 Kentucky Rural Water Finance Corporation, Multimodal Public   2/11 at 102.00       AA-    1,076,710
              Projects Revenue Bonds, Flexible Term Program, Series
              2001A, 5.375%, 2/01/20

             Louisville and Jefferson County Metropolitan Sewer
             District, Kentucky, Sewer and Drainage System Revenue
             Bonds, Series 1997B:
       6,000  5.350%, 5/15/22 - MBIA Insured                              11/07 at 101.00       AAA    6,445,860
       2,500  5.200%, 5/15/25 - MBIA Insured                              11/07 at 101.00       AAA    2,570,325

       3,200 Louisville and Jefferson County Metropolitan Sewer            5/08 at 101.00       AAA    3,230,336
              District, Kentucky, Sewer and Drainage System Revenue
              Bonds, Series 1998A, 5.000%, 5/15/30 - FGIC Insured

      16,000 Louisville and Jefferson County Metropolitan Sewer           11/11 at 101.00       AAA   17,117,276
              District, Kentucky, Sewer and Drainage System Revenue
              Bonds, Series 2001A, 5.500%, 5/15/34 - MBIA Insured

       6,920 Northern Kentucky Water District, Revenue Refunding Bonds,    2/12 at 100.00       Aaa    7,048,431
              Series 2002A, 5.000%, 2/01/27 - FGIC Insured
----------------------------------------------------------------------------------------------------------------
    $475,905 Total Long-Term Investments (cost $454,625,761) - 98.5%                                 476,117,234
----------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.2%

       1,000 Puerto Rico Government Development Bank, Adjustable                                A-1    1,000,000
              Refunding Bonds, Variable Rate Demand Obligations, Series
              1985, 1.580%, 12/01/15 - MBIA Insured +
----------------------------------------------------------------------------------------------------------------
    $  1,000 Total Short-Term Investments (cost $1,000,000)                                            1,000,000
----------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $455,625,761) - 98.7%                                           477,117,234
             ---------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.3%                                                      6,431,224
             ---------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $483,548,458
             ---------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
          (IF)Inverse floating rate security.

                                See accompanying notes to financial statements.

----
28

Portfolio of Investments (Unaudited)
NUVEEN MICHIGAN MUNICIPAL BOND FUND
November 30, 2004

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.8%

    $  2,000 Michigan Strategic Fund, Multi-Modal Interchangeable Rate     9/05 at 102.00      Baa2 $  2,085,140
              Pollution Control Revenue Refunding Bonds, General Motors
              Corporation, Series 1995, 6.200%, 9/01/20
----------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.3%

         940 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00       BBB      868,673
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
----------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 3.8%

             Michigan Technological University, General Revenue Bonds,
             Series 2004A:
       1,230  5.000%, 10/01/24 - MBIA Insured                             10/13 at 100.00       AAA    1,269,372
       1,850  5.000%, 10/01/29 - MBIA Insured                             10/13 at 100.00       AAA    1,874,272

       6,150 Wayne State University, Michigan, General Revenue Bonds,     11/09 at 101.00       AAA    6,282,717
              Series 1999, 5.125%, 11/15/29 - FGIC Insured
----------------------------------------------------------------------------------------------------------------
             Healthcare - 12.1%

             Flint Hospital Building Authority, Michigan, Revenue Rental
             Bonds, Hurley Medical Center, Series 1998B:
       1,000  5.375%, 7/01/18                                              7/08 at 101.00      Baa3      963,100
       1,000  5.375%, 7/01/28                                              7/08 at 101.00      Baa3      929,340

       3,750 Kent Hospital Finance Authority, Michigan, Revenue Bonds,     7/11 at 101.00        AA    3,885,450
              Spectrum Health, Series 2001A, 5.500%, 1/15/31

       3,530 Lake View Community Hospital Authority, Michigan, Hospital    2/07 at 101.00       N/R    3,592,940
              Revenue Refunding Bonds, Series 1997, 6.250%, 2/15/13

       3,755 Michigan State Hospital Finance Authority, Revenue            2/05 at 101.00       Ba3    3,613,061
              Refunding Bonds, Detroit Medical Center Obligated Group,
              Series 1993A, 6.500%, 8/15/18

       3,000 Michigan State Hospital Finance Authority, Hospital Revenue   3/13 at 100.00        A1    3,229,230
              Refunding Bonds, Henry Ford Health System, Series 2003A,
              5.625%, 3/01/17

         550 Michigan State Hospital Finance Authority, Hospital Revenue     No Opt. Call       BBB      575,262
              Refunding Bonds, Gratiot Community Hospital, Series 1995,
              6.100%, 10/01/07

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue  10/06 at 102.00      BBB-    1,012,000
              Bonds, Michigan Community Hospital, Series 1996, 6.250%,
              10/01/27

       1,475 Michigan State Hospital Finance Authority, Hospital Revenue   5/08 at 101.00       BBB    1,458,185
              Refunding Bonds, Chelsea Community Hospital, Series 1998,
              5.375%, 5/15/19

       1,000 Michigan State Hospital Finance Authority, Revenue            3/12 at 101.00        A+    1,037,300
              Refunding Bonds, Crittenton Hospital, Series 2002A,
              5.625%, 3/01/27

       2,200 Michigan State Hospital Finance Authority, Hospital Revenue  11/09 at 101.00        A1    2,329,096
              Bonds, Henry Ford Health System, Series 1999A, 6.000%,
              11/15/24

       1,600 Pontiac Hospital Finance Authority, Michigan, Hospital        2/05 at 101.00       Ba1    1,375,056
              Revenue Refunding Bonds, NOMC Obligated Group, Series
              1993, 6.000%, 8/01/23

       3,000 Royal Oak Hospital Finance Authority, Michigan, Hospital      1/06 at 102.00       AAA    3,127,620
              Revenue Refunding Bonds, William Beaumont Hospital, Series
              1996, 5.250%, 1/01/20 - MBIA Insured

             Royal Oak Hospital Finance Authority, Michigan, Hospital
             Revenue Bonds, William Beaumont Hospital, Series 2001M:
       1,000  5.250%, 11/15/31 - MBIA Insured                             11/11 at 100.00       AAA    1,024,550
       2,000  5.250%, 11/15/35 - MBIA Insured                             11/11 at 100.00       AAA    2,047,900
----------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 2.2%

         385 Grand Rapids Housing Corporation, Michigan, FHA-Insured       1/05 at 103.00       AAA      399,368
              Section 8 Assisted Multifamily Mortgage Loan Revenue
              Refunding Bonds, Series 1992, 7.375%, 7/15/41

         750 Grand Rapids Housing Finance Authority, Michigan, FNMA        3/05 at 100.00       AAA      751,373
              Collateralized Multifamily Housing Revenue Refunding
              Bonds, Series 1990A, 7.625%, 9/01/23

       1,190 Michigan Housing Development Authority, GNMA Collateralized   4/05 at 102.00       Aaa    1,219,750
              Limited Obligation Multifamily Revenue Refunding Bonds,
              Parc Point Apartments, Series 1995A, 6.500%, 10/01/15

----
29

Portfolio of Investments (Unaudited)
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

    $  6,000 Michigan Housing Development Authority, Section 8 Assisted      No Opt. Call       AA- $  2,566,740
              Mortgage Revenue Bonds, Series 1983I, 0.000%, 4/01/14

         620 Michigan Housing Development Authority, Rental Housing        6/05 at 102.00       AAA      637,534
              Revenue Bonds, Series 1995B, 6.150%, 10/01/15 - MBIA
              Insured
----------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 0.3%

         750 Michigan Housing Development Authority, Single Family         6/12 at 100.00       AAA      766,868
              Mortgage Revenue Bonds, Series 2002B, 5.500%, 6/01/30
              (Alternative Minimum Tax) - MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Long-Term Care - 2.8%

       2,500 Kalamazoo Economic Development Corporation, Michigan,         5/07 at 102.00       BB+    2,430,050
              Limited Obligation Revenue and Refunding Bonds, Friendship
              Village of Kalamazoo, Series 1997A, 6.250%, 5/15/27

             Michigan State Hospital Finance Authority, Revenue Bonds,
             Presbyterian Villages of Michigan Obligated Group, Series
             1997:
         600  6.375%, 1/01/15                                              1/07 at 102.00       N/R      599,298
         500  6.375%, 1/01/25                                              1/07 at 102.00       N/R      468,315

             Michigan Strategic Fund, Limited Obligation Revenue
             Refunding Bonds, Porter Hills Presbyterian Village, Series
             1998:
         140  5.300%, 7/01/18                                              7/08 at 101.00      BBB+      142,482
         260  5.375%, 7/01/28                                              7/08 at 101.00      BBB+      258,955

       3,300 Michigan Strategic Fund, Limited Obligation Revenue Bonds,    6/08 at 100.00      BBB-    3,223,638
              Clark Retirement Community Inc., Series 1998, 5.250%,
              6/01/18
----------------------------------------------------------------------------------------------------------------
             Materials - 0.7%

       1,750 Dickinson County Economic Development Corporation,           11/14 at 100.00       BBB    1,749,230
              Michigan, Pollution Control Revenue Bonds, International
              Paper Company, Series 2004A, 4.800%, 11/01/18
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 29.3%

       1,000 Anchor Bay School District, Macomb and St. Clair Counties,    5/12 at 100.00       AA+    1,106,530
              Michigan, General Obligation Bonds, Series 2002-3, 5.500%,
              5/01/18

       1,175 Birmingham, Michigan, General Obligation Bonds, Series       10/12 at 100.50       AAA    1,233,774
              2002, 5.000%, 10/01/21

       1,625 Brighton Township Sanitary Sewer Drainage District,           4/09 at 100.00       AAA    1,748,906
              Livingston County, Michigan, Limited Tax General
              Obligation Bonds, Series 2000, 5.250%, 10/01/19 - FSA
              Insured

       1,020 Caledonia Community Schools, Kent, Allegan and Barry          5/13 at 100.00       AA+    1,084,474
              Counties, Michigan, General Obligation Bonds, Series 2003,
              5.250%, 5/01/22

       1,195 Carman-Ainsworth Community School District, Genesee County,   5/12 at 100.00       AAA    1,318,324
              Michigan, General Obligation Bonds, Series 2002, 5.500%,
              5/01/19 - FGIC Insured

       1,500 Clarkston Community Schools, Michigan, General Obligation     5/07 at 100.00       AAA    1,575,645
              Bonds, School Bond Loan Fund - QSBLF, Series 1997, 5.250%,
              5/01/23 - MBIA Insured

       1,800 Coopersville Area Public Schools, Ottawa and Muskegon         5/09 at 100.00       AAA    1,815,534
              Counties, Michigan, Unlimited Tax General Obligation
              School Building and Site Bonds, Series 1999, 5.000%,
              5/01/29 - MBIA Insured

       1,000 Detroit City School District, Wayne County, Michigan,         5/13 at 100.00       AAA    1,070,490
              General Obligation Bonds, Series 2002A, 5.375%, 5/01/24 -
              FGIC Insured

             Detroit City School District, Wayne County, Michigan,
             Unlimited Tax School Building and Site Improvement Bonds,
             Series 2001A:
       2,000  5.500%, 5/01/21 - FSA Insured                                5/12 at 100.00       AAA    2,196,260
         250  5.125%, 5/01/31 - FSA Insured                                5/12 at 100.00       AAA      255,013

       1,245 Edwardsburg Public School, Cass County, Michigan, General     5/14 at 100.00       AAA    1,291,837
              Obligation Bonds, Series 2004, 5.000%, 5/01/24 - FSA
              Insured

             Fitzgerald Public School District, Macomb County, Michigan,
             General Obligation Bonds, Series 2004B:
       2,125  5.000%, 5/01/18 - AMBAC Insured                             11/14 at 100.00       AAA    2,278,616
       1,125  5.000%, 5/01/19 - AMBAC Insured                             11/14 at 100.00       AAA    1,200,656

       1,000 Frankenmuth School District, Saginaw and Tuscola Counties,    5/10 at 100.00       AAA    1,106,380
              Michigan, Unlimited Tax General Obligation School Building
              and Site Bonds, Series 2000, 5.625%, 5/01/16 - FGIC Insured

----
30

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  2,000 Garden City School District, Wayne County, Michigan,          5/11 at 100.00       AA+ $  2,032,280
              General Obligation Refunding Bonds, Series 2001, 5.000%,
              5/01/26

       5,600 Grand Ledge Public Schools, Eaton, Clinton and Ionia          5/05 at 102.00       AAA    5,770,632
              Counties, Michigan, General Obligation Refunding Bonds,
              Series 1995, 5.375%, 5/01/24 - MBIA Insured

       4,350 Hartland Consolidated School District, Livingston County,     5/11 at 100.00       AA+    4,427,126
              Michigan, General Obligation Refunding Bonds, Series 2001,
              5.125%, 5/01/29

       1,000 Hastings Area School System, Barry County, Michigan,          5/11 at 100.00       AAA    1,017,810
              Unlimited Tax General Obligation Building and Site Bonds,
              Series 2001, 5.000%, 5/01/26 - MBIA Insured

       2,000 Howell Public Schools, Livingston County, Michigan, General  11/13 at 100.00       AA+    2,064,560
              Obligation Bonds, Series 2003, 5.000%, 5/01/24

       1,000 Jackson Public Schools, Jackson County, Michigan, General     5/14 at 100.00       AAA    1,047,790
              Obligation School Building and Site Bonds, Series 2004,
              5.000%, 5/01/22 - FSA Insured

       2,000 Jonesville Community Schools, Hillsdale and Jackson           5/09 at 100.00       AAA    2,179,300
              Counties, Michigan, Unlimited Tax General Obligation
              Building and Site Bonds, Series 1999, 5.750%, 5/01/29 -
              FGIC Insured

       1,030 Kent County, Michigan, General Obligation Bonds, Series      12/14 at 100.00       AAA    1,085,970
              2004A, 5.000%, 12/01/22

       1,300 Lansing Community College, Michigan, General Obligation       5/13 at 100.00       AAA    1,370,707
              Bonds, Series 2003, 5.000%, 5/01/20 - MBIA Insured

       1,000 Livonia Municipal Building Authority, Wayne County,           5/10 at 100.00       AAA    1,012,740
              Michigan, General Obligation Bonds, Series 2001, 5.000%,
              5/01/27 - FGIC Insured

       2,700 Livonia Public Schools, Wayne County, Michigan, Unlimited       No Opt. Call       AAA    2,441,907
              Tax General School Building and Site Bonds, Series
              1992-II, 0.000%, 5/01/08 - FGIC Insured

       2,000 Livonia Public Schools, Wayne County, Michigan, General       5/14 at 100.00       AAA    2,108,220
              Obligation Bonds, Series 2004A, 5.000%, 5/01/21 - MBIA
              Insured

       2,800 Michigan Municipal Bond Authority, Local Government Loan        No Opt. Call       AAA    2,523,276
              Program Revenue Bonds, Pontiac School District, Series
              1991C, 0.000%, 6/15/08 - FSA Insured

       3,250 Michigan, General Obligation Bonds, Environmental             5/13 at 100.00       AA+    3,500,543
              Protection Program, Series 2003A, 5.250%, 5/01/21

       2,000 Muskegon Public Schools, Muskegon County, Michigan, General   5/14 at 100.00       AAA    2,119,360
              Obligation Bonds, Series 2004, 5.000%, 5/01/20 - FSA
              Insured

       1,130 Novi, Michigan, General Obligation Bonds, Series 2002,       10/13 at 100.00       AAA    1,244,367
              5.250%, 10/01/15 - FSA Insured

             Okemos Public School District, Ingham County, Michigan,
             General Obligation Refunding Bonds, Series 1993:
       1,000  0.000%, 5/01/17 - MBIA Insured                                 No Opt. Call       AAA      567,770
       1,020  0.000%, 5/01/18 - MBIA Insured                                 No Opt. Call       AAA      548,984

       1,500 Portage Lake Water and Sewerage Authority, Houghton County,  10/05 at 102.00       AAA    1,581,075
              Michigan, Limited Tax General Obligation Refunding Bonds,
              Series 1995, 6.200%, 10/01/20 - AMBAC Insured

       3,000 Southgate Community School District, Wayne County,            5/09 at 100.00       AAA    3,049,170
              Michigan, General Obligation Bonds, Series 1999, 5.000%,
              5/01/25 - FGIC Insured

       2,500 Taylor Building Authority, Wayne, Michigan, Limited Tax       3/10 at 100.00       AAA    2,677,750
              General Obligation Bonds, Series 2000, 5.125%, 3/01/17 -
              AMBAC Insured

       1,625 Walled Lake Consolidated School District, Oakland County,     5/14 at 100.00       AAA    1,744,129
              Michigan, General Obligation Bonds, Series 2004, 5.250%,
              5/01/22 - MBIA Insured

       3,270 West Ottawa Public School District, Ottawa County,              No Opt. Call       AAA    1,856,608
              Michigan, General Obligation Refunding Bonds, Series 1992,
              0.000%, 5/01/17 - FGIC Insured

       5,175 Williamston Community School District, Michigan, Unlimited      No Opt. Call       AAA    5,805,626
              Tax General Obligation QSBLF Bonds, Series 1996, 5.500%,
              5/01/25 - MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 14.2%

       1,845 Detroit, Michigan, Building Authority Revenue Bonds,          2/07 at 101.00         A    1,926,162
              District Court Madison Center, Series 1996A, 6.150%,
              2/01/11

----
31

Portfolio of Investments (Unaudited)
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $ 11,000 Detroit-Wayne County Stadium Authority, Michigan, Limited     2/07 at 102.00       AAA $ 11,433,950
              Tax General Obligation Building Authority Stadium Bonds,
              Series 1997, 5.250%, 2/01/27 - FGIC Insured

             Grand Rapids Downtown Development Authority, Michigan, Tax
             Increment Revenue Bonds, Series 1994:
       3,985  0.000%, 6/01/17 - MBIA Insured                                 No Opt. Call       AAA    2,253,996
       3,295  0.000%, 6/01/18 - MBIA Insured                                 No Opt. Call       AAA    1,766,647
       1,650  6.875%, 6/01/24 - MBIA Insured                              12/04 at 102.00       AAA    1,689,435

         250 Michigan Municipal Bond Authority, Wayne County, Local       12/04 at 100.00       AAA      250,517
              Government Loan Program Revenue Bonds, Series 1991A,
              4.750%, 12/01/09 - FGIC Insured

             Michigan State Building Authority, Revenue Refunding Bonds,
             Facilities Program, Series 2001I:
       2,720  5.500%, 10/15/19                                            10/11 at 100.00        AA    3,000,459
       5,000  5.000%, 10/15/24                                            10/11 at 100.00        AA    5,144,700

       2,000 Michigan State Building Authority, Revenue Refunding Bonds,  10/13 at 100.00       AAA    2,091,020
              Facilities Program, Series 2003II, 5.000%, 10/15/22 - MBIA
              Insured

       1,500 Michigan, Certificates of Participation, Series 2000,         6/10 at 100.00       AAA    1,643,475
              5.500%, 6/01/20 - AMBAC Insured

       2,000 Michigan State Trunk Line, Fund Bonds, Series 2001A,         11/11 at 100.00       AAA    2,046,280
              5.000%, 11/01/25

       6,000 Michigan House of Representatives, Certificates of              No Opt. Call       AAA    2,354,100
              Participation, Series 1998, 0.000%, 8/15/23 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------
             Transportation - 1.2%

       3,000 Wayne County, Michigan, Airport Revenue Bonds, Detroit       12/08 at 101.00       AAA    3,037,200
              Metropolitan Airport, Series 1998B, 5.000%, 12/01/28
----------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 19.3%

         210 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00       AAA      226,798
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
              (Pre-refunded to 7/01/10)

       2,520 Detroit, Michigan, Unlimited Tax General Obligation Bonds,    4/10 at 101.00       AAA    2,838,604
              Series 1999B, 5.500%, 4/01/18 (Pre-refunded to 4/01/10) -
              MBIA Insured

       2,500 Detroit, Michigan, Sewerage Disposal System Revenue Bonds,    1/10 at 101.00       AAA    2,853,025
              Series 1999A, 5.875%, 7/01/27 (Pre-refunded to 1/01/10) -
              FGIC Insured

       6,500 Detroit, Michigan, Sewerage Disposal System Revenue Bonds,    1/10 at 101.00       AAA    8,263,060
              Residual Option Long Series II-R-103, 9.734%, 7/01/20
              (Pre-refunded to 1/01/10) (IF)

       2,000 Detroit, Michigan, Senior Lien Water Supply System Revenue    1/10 at 101.00       AAA    2,271,240
              Bonds, Series 1999A, 5.750%, 7/01/26 (Pre-refunded to
              1/01/10) - FGIC Insured

       1,500 Grand Rapids Township Economic Development Corporation,       7/09 at 101.00   BBB+***    1,668,390
              Michigan, Limited Obligation Revenue Bonds, Porter Hills
              Obligated Group, Cook Valley Estate Project, Series 1999,
              5.450%, 7/01/29 (Pre-refunded to 7/01/09)

       1,000 Holt Public Schools, Ingham and Eaton Counties, Michigan,     5/10 at 100.00       AAA    1,119,280
              Unlimited Tax General Obligation School Building and Site
              Bonds, Series 2000A, 5.500%, 5/01/23 (Pre-refunded to
              5/01/10) - FGIC Insured

       3,000 Lake Orion Community School District, Oakland County,         5/05 at 101.00       AAA    3,092,520
              Michigan, School Building and Site Revenue Refunding
              Bonds, Series 1994, 7.000%, 5/01/15 (Pre-refunded to
              5/01/05) - AMBAC Insured

       2,000 Livonia Public Schools, Wayne County, Michigan, Unlimited     5/10 at 100.00       AAA    2,275,180
              Tax General Obligation School Building and Site Bonds,
              Series 2000, 5.875%, 5/01/25 (Pre-refunded to 5/01/10) -
              FGIC Insured

       2,000 Macomb Township Building Authority, Macomb County,            4/08 at 101.00       AAA    2,235,920
              Michigan, General Obligation Bonds, Series 2000, 6.000%,
              4/01/27 (Pre-refunded to 4/01/08) - FGIC Insured

         500 Michigan Municipal Bond Authority, Drinking Water Revolving  10/10 at 101.00       AAA      577,130
              Fund Revenue Bonds, Series 2000, 5.875%, 10/01/17
              (Pre-refunded to 10/01/10)

       1,220 Michigan, Certificates of Participation, New Center           9/11 at 100.00       AAA    1,365,400
              Development Inc., Series 2001, 5.375%, 9/01/21
              (Pre-refunded to 9/01/11) - MBIA Insured

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue   1/05 at 102.00    AA-***    1,023,510
              Refunding Bonds, Otsego Memorial Hospital, Series 1995,
              6.125%, 1/01/15 (Pre-refunded to 1/01/05)

----
32

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** (continued)

    $  5,000 Michigan State Hospital Finance Authority, Revenue Bonds,    11/09 at 101.00       AAA $  5,761,700
              Ascension Health Credit Group, Series 1999A, 6.125%,
              11/15/26 (Pre-refunded to 11/15/09)

       3,000 Michigan South Central Power Agency, Power Supply System     12/04 at 102.00     A3***    3,060,420
              Revenue Refunding Bonds, Series 1994, 7.000%, 11/01/11
              (Pre-refunded to 12/01/04)

          75 Michigan South Central Power Agency, Power Supply System        No Opt. Call     A3***       86,027
              Revenue Bonds, Series 2000, 6.000%, 5/01/12

       2,775 Milan Area Schools, Washtenaw and Monroe Counties,            5/10 at 100.00       AAA    3,140,357
              Michigan, General Obligation Bonds, Series 2000A, 5.750%,
              5/01/20 (Pre-refunded to 5/01/10) - FGIC Insured

       1,215 Potterville Public Schools, Easton County, Michigan,          5/09 at 100.00       AAA    1,360,205
              Unlimited Tax School Building and Site Bonds, Series 1999,
              5.750%, 5/01/20 (Pre-refunded to 5/01/09) - FSA Insured

       1,235 Rochester Community School District, Oakland and Macomb       5/10 at 100.00       AAA    1,397,600
              Counties, Michigan, General Obligation Bonds, Series
              2000I, 5.750%, 5/01/19 (Pre-refunded to 5/01/10) - FGIC
              Insured

       1,085 Romulus Tax Increment Finance Authority, Wayne County,       11/06 at 100.00    N/R***    1,168,220
              Michigan, Limited Obligation Development Revenue Bonds,
              Series 1994, 6.750%, 11/01/19 (Pre-refunded to 11/01/06)

       7,000 Vicksburg Community Schools, Kalamazoo and St. Joseph          5/06 at 37.24       AAA    2,520,910
              Counties, Michigan, General Obligation Bonds, Series 1991,
              0.000%, 5/01/20 (Pre-refunded to 5/01/06) - MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Utilities - 4.5%

       1,000 Lansing Board of Water and Light, Michigan, Steam and         7/13 at 100.00       AAA    1,050,140
              Electric Utility System Revenue Bonds, Series 2003A,
              5.000%, 7/01/21 - FSA Insured

       1,000 Michigan Public Power Agency, Revenue Bonds, Combustion       1/12 at 100.00       AAA    1,041,220
              Turbine 1 Project, Series 2001A, 5.250%, 1/01/27 - AMBAC
              Insured

         925 Michigan South Central Power Agency, Power Supply System        No Opt. Call        A3    1,027,980
              Revenue Bonds, Series 2000, 6.000%, 5/01/12

       3,300 Michigan Strategic Fund, Collateralized Limited Obligation    9/11 at 100.00        A3    3,398,307
              Pollution Control Revenue Refunding Bonds, Fixed Rate
              Conversion, Detroit Edison Company, Series 1999C, 5.650%,
              9/01/29 (Alternative Minimum Tax)

       1,000 Monroe County Economic Development Corporation, Michigan,       No Opt. Call       AAA    1,295,670
              Collateralized Limited Obligation Revenue Refunding Bonds,
              Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 -
              FGIC Insured

       1,000 Monroe County, Michigan, Pollution Control Revenue Bonds,       No Opt. Call       AAA    1,000,120
              Detroit Edison Company Project, Series 1994A, 6.350%,
              12/01/04 (Alternative Minimum Tax) - AMBAC Insured

       4,000 Puerto Rico Electric Power Authority, Power Revenue             No Opt. Call       AAA    2,367,680
              Refunding Bonds, Series 1989O, 0.000%, 7/01/ 17 - MBIA
              Insured
----------------------------------------------------------------------------------------------------------------
             Water and Sewer - 8.4%

       4,455 Detroit, Michigan, Sewerage Disposal System Revenue Bonds,      No Opt. Call       AAA    2,246,924
              Series 1999A, 0.000%, 7/01/19 - FGIC Insured

       3,000 Detroit, Michigan, Senior Lien Sewerage Disposal System       7/11 at 100.00       AAA    3,054,360
              Revenue Bonds, Series 2001A, 5.125%, 7/01/31 - FGIC Insured

       3,000 Detroit, Michigan, Senior Lien Sewerage Disposal System       7/13 at 100.00       AAA    3,192,540
              Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/17 -
              FSA Insured

             Detroit, Michigan, Senior Lien Water Supply System Revenue
             Bonds, Series 2001A:
       2,500  5.000%, 7/01/30 - FGIC Insured                               7/11 at 100.00       AAA    2,517,325
       3,000  5.500%, 7/01/33 - FGIC Insured                               7/11 at 101.00       AAA    3,201,690

       5,000 Detroit, Michigan, Senior Lien Water Supply System Revenue    7/13 at 100.00       AAA    5,127,850
              Bonds, Series 2003A, 5.000%, 7/01/25 - MBIA Insured

----
33

Portfolio of Investments (Unaudited)
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                               Optional Call                 Market
Amount (000) Description                                                     Provisions* Ratings**        Value
---------------------------------------------------------------------------------------------------------------

    $  1,625 Lansing, Michigan, Sewerage Disposal System Revenue Bonds,   5/14 at 100.00       AAA $  1,712,924
              Series 2003, 5.000%, 5/01/21 - FGIC Insured
---------------------------------------------------------------------------------------------------------------
    $259,470 Total Long-Term Investments (cost $233,169,902) - 99.9%                                250,032,171
---------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.1%                                                       345,482
             -------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $250,377,653
             -------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (IF)Inverse floating rate security.

                                See accompanying notes to financial statements.

----
34

Portfolio of Investments (Unaudited)
NUVEEN MISSOURI MUNICIPAL BOND FUND
November 30, 2004

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.8%

    $  3,225 St. Louis Industrial Development Authority, Missouri,           No Opt. Call       AAA $  2,014,980
              Senior Lien Revenue Bonds, St. Louis Convention Center
              Headquarters Hotel, Series 2000A, 0.000%, 7/15/15 - AMBAC
              Insured
----------------------------------------------------------------------------------------------------------------
             Consumer Staples - 4.4%

       3,000 Cape Girardeau County Industrial Development Authority,       5/08 at 101.00       AA-    3,043,590
              Missouri, Solid Waste Disposal Revenue Bonds, Procter &
              Gamble Products Company Project, Series 1998, 5.300%,
              5/15/28 (Alternative Minimum Tax)

       8,100 Missouri Development Finance Board, Solid Waste Disposal        No Opt. Call       AA-    8,389,575
              Revenue Bonds, Procter & Gamble Paper Products Company
              Project, Series 1999, 5.200%, 3/15/29 (Alternative Minimum
              Tax)
----------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 8.8%

             Curators of the University of Missouri, System Facilities
             Revenue Bonds, Series 2003A:
       1,000  5.000%, 11/01/21                                            11/13 at 100.00        AA    1,050,990
       1,200  5.000%, 11/01/31                                            11/13 at 100.00        AA    1,217,640

       1,000 Kansas City Metropolitan Community Colleges Building          7/11 at 100.00       Aaa    1,107,400
              Corporation, Missouri, Leasehold Revenue Bonds, Junior
              College District of Metropolitan Kansas City, Series 2001,
              5.500%, 7/01/18 - FGIC Insured

       1,000 Missouri Higher Education Loan Authority, Subordinate Lien    2/05 at 100.00        A2    1,002,680
              Student Loan Revenue Bonds, Series 1992, 6.500%, 2/15/06
              (Alternative Minimum Tax)

       4,190 Missouri Higher Education Loan Authority, Subordinate Lien    2/05 at 101.00        A2    4,347,335
              Student Loan Revenue Bonds, Series 1994F, 6.750%, 2/15/09
              (Alternative Minimum Tax)

       1,000 Missouri Health and Educational Facilities Authority,           No Opt. Call       AA+    1,147,040
              Revenue Bonds, Washington University, Series 2001A,
              5.500%, 6/15/16

             Missouri Health and Educational Facilities Authority,
             Revenue Bonds, Maryville University of St. Louis, Series
             1997:
       1,000  5.625%, 6/15/13                                              6/07 at 101.00      Baa2    1,042,080
       1,750  5.750%, 6/15/17                                              6/07 at 101.00      Baa2    1,814,575

       1,100 Missouri Health and Educational Facilities Authority,        10/08 at 100.00       N/R    1,091,475
              Revenue Bonds, Barstow School, Series 1998, 5.250%,
              10/01/23

       1,000 Missouri Health and Educational Facilities Authority,         1/10 at 100.00        AA    1,083,620
              Revenue Bonds, Central Institute for the Deaf, Series
              1999, 5.850%, 1/01/22 - RAAI Insured

         900 Missouri Health and Educational Facilities Authority,         6/08 at 102.00        A1      954,630
              Revenue Bonds, Stephens College, Series 1999, 6.000%,
              6/01/24

       1,100 Missouri Health and Educational Facilities Authority,         6/10 at 100.00      Baa2    1,167,848
              Revenue Bonds, Maryville University of St. Louis, Series
              2000, 6.750%, 6/15/30

       1,360 Missouri Health and Educational Facilities Authority,         4/11 at 100.00       Aaa    1,502,732
              Revenue Bonds, Webster University, Series 2001, 5.500%,
              4/01/18 - MBIA Insured

             St. Louis County Industrial Development Authority,
             Missouri, Revenue Bonds, Kiel Center Multipurpose Arena,
             Series 1992:
         650  7.625%, 12/01/09 (Alternative Minimum Tax)                  12/04 at 100.00       N/R      650,969
       1,000  7.750%, 12/01/13 (Alternative Minimum Tax)                  12/04 at 100.00       N/R    1,021,500
         500  7.875%, 12/01/24 (Alternative Minimum Tax)                  12/04 at 100.00       N/R      510,750

       2,060 Southeast Missouri State University, System Facilities        4/11 at 100.00       Aaa    2,097,348
              Revenue Refunding and Improvement Bonds, Series 2001,
              5.000%, 4/01/26 - MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Healthcare - 9.1%

       1,250 Joplin Industrial Development Authority, Missouri, Health     2/15 at 102.00      BBB+    1,263,750
              Facilities Revenue Bonds, Freeman Health System, Series
              2004, 5.500%, 2/15/29

       1,000 Missouri Health and Educational Facilities Authority,         6/11 at 101.00       AAA    1,037,960
              Revenue Bonds, St. Luke's Health System, Series 2001,
              5.250%, 12/01/26 - FSA Insured

       1,000 Missouri Health and Educational Facilities Authority,         5/13 at 100.00        AA    1,030,060
              Revenue Bonds, BJC Health System, Series 2003, 5.125%,
              5/15/25

       2,750 Missouri Health and Educational Facilities Authority,         2/14 at 100.00      BBB+    2,830,493
              Revenue Bonds, Lake Regional Health System, Series 2003,
              5.700%, 2/15/34

----
35

Portfolio of Investments (Unaudited)
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

             Missouri Health and Educational Facilities Authority,
             Revenue Bonds, Freeman Health System, Series 1998:
    $  1,500  5.250%, 2/15/18                                              2/08 at 102.00      BBB+ $  1,519,980
       1,300  5.250%, 2/15/28                                              2/08 at 102.00      BBB+    1,258,231

         500 Missouri Health and Educational Facilities Authority,        11/06 at 100.00      BBB+      499,205
              Revenue Bonds, Capital Region Medical Center, Series 1998,
              5.250%, 11/01/23

             Missouri Health and Educational Facilities Authority,
             Revenue Bonds, St. Anthony's Medical Center, Series 2000:
       1,220  6.250%, 12/01/12                                            12/10 at 101.00         A    1,378,027
       2,000  6.250%, 12/01/30                                            12/10 at 101.00         A    2,122,320

             Missouri Health and Educational Facilities Authority,
             Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
       2,650  0.000%, 9/01/17 - MBIA Insured                                 No Opt. Call       AAA    1,474,540
       4,740  0.000%, 9/01/21 - MBIA Insured                                 No Opt. Call       AAA    2,106,551
       6,300  0.000%, 9/01/22 - MBIA Insured                                 No Opt. Call       AAA    2,644,488

       1,000 New Liberty Hospital District, Missouri, Revenue Bonds,      12/11 at 100.00       AAA    1,037,350
              Series 2001, 5.000%, 12/01/21 - AMBAC Insured

         500 North Kansas City, Missouri, Hospital Revenue Bonds, North   11/13 at 100.00       AAA      512,075
              Kansas City Hospital and Affiliate, Series 2003A, 5.125%,
              11/15/33 - FSA Insured

       2,880 Taney County Industrial Development Authority, Missouri,      5/08 at 101.00       BBB    2,807,798
              Hospital Revenue Bonds, Skaggs Community Hospital
              Association, Series 1998, 5.400%, 5/15/28
----------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 9.6%

             Clay County Industrial Development Authority, Missouri,
             GNMA Multifamily Housing Revenue Bonds, Oak Creek
             Apartments, Series 2002:
       1,320  6.125%, 7/20/25 (Alternative Minimum Tax)                    7/13 at 105.00       AAA    1,365,606
       2,530  6.300%, 1/20/38 (Alternative Minimum Tax)                    7/13 at 103.00       AAA    2,555,376

          80 Missouri Housing Development Commission, FHA-Insured          1/05 at 100.00       Aaa       80,078
              Mortgage Loan Housing Development Refunding Bonds, Series
              1992, 6.600%, 7/01/24

         885 Missouri Housing Development Commission, Multifamily         12/05 at 103.00       N/R      890,115
              Housing Revenue Bonds, Primm Place Apartments, Series
              1995A, 6.250%, 12/01/17 (Alternative Minimum Tax)

       2,620 Missouri Housing Development Commission, Multifamily          4/08 at 102.00       N/R    2,373,301
              Housing Revenue Bonds, Mansion Apartments II, Series 1999,
              6.125%, 4/01/22 (Alternative Minimum Tax)

             Missouri Housing Development Commission, GNMA
             Collateralized Multifamily Housing Revenue Bonds, JB Hughes
             Apartments I and II, Series 2002G:
         277  6.200%, 5/20/19                                              5/12 at 105.00       Aaa      290,374
         975  6.300%, 5/20/37                                              5/12 at 105.00       Aaa      999,375

       1,805 St. Louis County Industrial Development Authority,            1/09 at 105.00       AAA    1,812,960
              Missouri, GNMA Collateralized Subordinate Lien Housing
              Revenue Refunding Bonds, Southfield and Oak Forest II
              Apartments, Series 2002A, 5.200%, 1/20/36

       2,000 St. Louis County Housing Authority, Missouri, FNMA            3/05 at 102.00       AAA    2,048,480
              Multifamily Housing Revenue Refunding Bonds, Kensington
              Square Apartments, Series 1995, 6.650%, 3/01/20

       9,105 St. Louis County Industrial Development Authority,            8/06 at 105.00       AAA    9,619,615
              Missouri, GNMA Mortgage-Backed Multifamily Housing Revenue
              Bonds, Covington Manor Apartments, Series 1996A, 6.875%,
              8/20/36 (Alternative Minimum Tax)

       1,865 St. Louis Land Clearance Redevelopment Authority, Missouri,   5/05 at 100.00       AAA    1,872,833
              FHA-Insured Multifamily Mortgage Revenue Refunding Bonds,
              St. Louis Place Apartments, Series 1993, 6.250%, 8/01/27

         925 Universal City Industrial Development Authority, Missouri,    8/07 at 102.00       Aaa      955,386
              GNMA Collateralized Revenue Refunding Bonds, River Valley
              Apartments, Series 1997A, 5.900%, 2/20/37
----------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.4%

         290 Missouri Housing Development Commission, GNMA/FNMA Single     1/07 at 102.00       AAA      292,111
              Family Mortgage Revenue Bonds, Homeownership Loan Program,
              Series 1996D, 6.125%, 3/01/28 (Alternative Minimum Tax)

----
36

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

    $    120 Missouri Housing Development Commission, GNMA/FNMA Single     3/07 at 105.00       AAA $    120,174
              Family Mortgage Revenue Bonds, Homeownership Loan Program,
              Series 1997A-2, 7.300%, 3/01/28 (Alternative Minimum Tax)

         300 Missouri Housing Development Commission GNMA/FNMA, Single     3/06 at 105.00       AAA      300,399
              Family Mortgage Revenue Bonds, Homeownership Loan Program,
              Series 1995C, 7.250%, 9/01/26 (Alternative Minimum Tax)

             Missouri Housing Development Commission, GNMA/FNMA Single
             Family Remarketed Mortgage Revenue Bonds, Homeownership
             Loan Program, Series 1995B:
         480  6.375%, 9/01/20 (Alternative Minimum Tax)                    9/06 at 102.00       AAA      486,955
         385  6.450%, 9/01/27 (Alternative Minimum Tax)                    9/06 at 102.00       AAA      390,686

         285 Missouri Housing Development Commission GNMA/FNMA, Single     9/06 at 105.00       AAA      288,138
              Family Mortgage Revenue Bonds, Homeownership Loan Program,
              Series 1996B, 7.550%, 9/01/27 (Alternative Minimum Tax)

             Missouri Housing Development Commission, GNMA
             Mortgage-Backed Securities Program Single Family Mortgage
             Revenue Bonds, Series 1994A:
          45  6.700%, 12/01/07 (Alternative Minimum Tax)                  12/04 at 102.00       AAA       45,794
         190  7.125%, 12/01/14 (Alternative Minimum Tax)                  12/04 at 102.00       AAA      192,603
          80  7.200%, 12/01/17 (Alternative Minimum Tax)                  12/04 at 102.00       AAA       81,133

         215 Missouri Housing Development Commission GNMA/FNMA, Single     3/08 at 105.00       AAA      216,836
              Family Mortgage Revenue Bonds, Homeownership Loan Program,
              Series 1998B-2, 6.400%, 3/01/29 (Alternative Minimum Tax)

         705 Missouri Housing Development Commission GNMA/FNMA, Single     9/09 at 100.00       AAA      736,640
              Family Mortgage Revenue Bonds, Homeownership Loan Program,
              Series 2000A-1, 6.300%, 9/01/25 (Alternative Minimum Tax)

         405 Missouri Housing Development Commission GNMA/FNMA, Single     3/10 at 100.00       AAA      424,562
              Family Mortgage Revenue Bonds, Homeownership Loan Program,
              Series 2000B-1, 6.200%, 9/01/25 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Long-Term Care - 10.6%

       1,000 Cole County Industrial Development Authority, Missouri,       2/14 at 100.00       N/R    1,023,410
              Revenue Bonds, Lutheran Senior Services - Heisinger
              Project, Series 2004, 5.500%, 2/01/35

       4,250 Kansas City Industrial Development Authority, Missouri,      11/08 at 102.00       N/R    3,730,098
              Retirement Center Revenue Refunding and Improvement Bonds,
              Kingswood Project, Series 1998A, 5.875%, 11/15/29

       1,000 Lees Summit Industrial Development Authority, Missouri,       8/05 at 102.00       N/R    1,035,470
              Health Facilities Revenue Bonds, John Knox Village, Series
              1995, 6.625%, 8/15/13

       5,000 Lees Summit Industrial Development Authority, Missouri,       8/09 at 101.00       N/R    5,319,950
              Health Facilities Revenue Bonds, John Knox Village, Series
              1999, 6.000%, 8/15/17

       1,500 Lees Summit Industrial Development Authority, Missouri,       8/12 at 101.00       N/R    1,568,640
              Health Facilities Revenue Bonds, John Knox Village, Series
              2002, 5.700%, 8/15/22

       1,285 Missouri Development Finance Board, Healthcare Facilities    11/11 at 100.00        A2    1,338,957
              Revenue Bonds, Lutheran Home for the Aged, Series 2001A,
              5.600%, 11/01/21

       3,750 Missouri Health and Educational Facilities Authority,         2/06 at 102.00       N/R    3,869,850
              Revenue Bonds, Lutheran Senior Services, Series 1996A,
              6.375%, 2/01/27

       3,500 Missouri Health and Educational Facilities Authority,         2/07 at 102.00       N/R    3,603,635
              Revenue Bonds, Lutheran Senior Services, Series 1997,
              5.875%, 2/01/23

             St. Louis County Industrial Development Authority,
             Missouri, Revenue Refunding Bonds, Friendship Village of
             West County, Series 1996A:
         445  5.750%, 9/01/05                                                No Opt. Call       N/R      449,058
       1,800  6.250%, 9/01/10                                              9/06 at 102.00       N/R    1,881,144

       2,425 St. Louis County Industrial Development Authority,            8/05 at 104.00       AAA    2,574,768
              Missouri, GNMA Collateralized Healthcare Facilities
              Revenue Bonds, Mother of Perpetual Help Residence Inc.,
              Series 1995, 6.250%, 8/01/28

       1,200 St. Louis County Industrial Development Authority,            3/10 at 102.00       AAA    1,243,164
              Missouri, GNMA Collateralized Healthcare Facilities
              Revenue Bonds, Mary, Queen and Mother Association, Series
              2001, 5.400%, 9/20/34
----------------------------------------------------------------------------------------------------------------
             Materials - 0.4%

       1,000 Sugar Creek, Missouri, Industrial Development Revenue         6/13 at 101.00       BBB    1,005,690
              Bonds, Lafarge North America Inc., Series 2003A, 5.650%,
              6/01/37 (Alternative Minimum Tax)

----
37

Portfolio of Investments (Unaudited)
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 14.1%

    $  1,465 Camdenton Reorganized School District R3, Camden County,      3/12 at 100.00       AAA $  1,541,971
              Missouri, General Obligation Bonds, Series 2004, 5.250%,
              3/01/24 (WI, settling 12/01/04) - FSA Insured

       2,000 Cass County Reorganized School District R-II, Raymore and     3/12 at 100.00       AAA    2,137,080
              Peculiar, Missouri, General Obligation Bonds, Series 2002,
              5.250%, 3/01/20 - FSA Insured

         540 Clay County Public School District 53, Liberty, Missouri,     3/12 at 100.00       AA+      571,417
              General Obligation Bonds, Series 2001C, 5.200%, 3/01/21

       1,280 Clay County Public School District 53, Liberty, Missouri,     3/12 at 100.00       AAA    1,327,565
              General Obligation Bonds, Series 2002B, 5.000%, 3/01/22 -
              FSA Insured

       1,000 Greene County Reorganized School District R8, Missouri,       3/12 at 100.00       AAA    1,068,540
              General Obligation Bonds, Series 2002, 5.250%, 3/01/20 -
              FSA Insured

       2,500 Hickman Mills C-1 School District, Jackson County,            3/13 at 100.00       AAA    2,623,000
              Missouri, General Obligation Bonds, Series 2003,
              5.000%, 3/01/21 - FSA Insured

       1,000 Jackson County School District R-7, Lees Summit, Missouri,    3/12 at 100.00       AAA    1,081,750
              General Obligation Refunding and Improvement Bonds, Series
              2002, 5.250%, 3/01/18 - FSA Insured

       1,450 Jackson County Reorganized School District R-7, Lees          3/14 at 100.00       Aaa    1,529,547
              Summit, Missouri, General Obligation Bonds, Series 2004,
              5.000%, 3/01/21 - MBIA Insured

       1,000 Jefferson City School District, Missouri, General               No Opt. Call       Aa2    1,159,370
              Obligation Bonds, Series 1991A, 6.700%, 3/01/11

       3,000 Kansas City, Missouri, General Obligation Bonds, Series       2/14 at 100.00        AA    3,121,800
              2004F, 5.000%, 2/01/24

       3,000 Missouri, General Obligation Refunding Bonds, Fourth State   10/12 at 100.00       AAA    3,198,690
              Building, Series 2002A, 5.000%, 10/01/18

       1,000 Pevely, Missouri, General Obligation Bonds, Series 2004,      3/13 at 100.00        AA    1,038,230
              5.250%, 3/01/24 - RAAI Insured

       2,275 Platte County Reorganized School District R3, Missouri,       3/14 at 100.00       AAA    2,412,319
              General Obligation Bonds, Series 2004, 5.000%, 3/01/20 -
              MBIA Insured

         750 Polk County R-1 School District, Bolivar, Missouri, General   3/10 at 100.00       AA+      827,745
              Obligation Bonds, Missouri Direct Deposit Program, Series
              2000, 5.700%, 3/01/20

       1,345 St. Louis County Pattonville School District R3, Missouri,      No Opt. Call       AAA    1,630,651
              General Obligation Bonds, Series 2000, 6.500%, 3/01/14 -
              FGIC Insured

       1,900 St. Louis County Pattonville School District R3, Missouri,    3/14 at 100.00       AAA    2,059,866
              General Obligation Bonds, Series 2004, 5.250%, 3/01/20 -
              FSA Insured

       1,605 St. Louis Board of Education, Missouri, General Obligation    4/13 at 100.00       AAA    1,693,853
              Refunding Bonds, Series 2003A, 5.000%, 4/01/20 - FSA
              Insured

             Springfield School District R12, Missouri, General
             Obligation Bonds, Series 2003:
       2,875  5.125%, 3/01/20 - FGIC Insured                               3/13 at 100.00       AAA    3,060,121
       3,000  5.000%, 3/01/22 - FGIC Insured                               3/13 at 100.00       AAA    3,130,620
       1,500  5.000%, 3/01/23 - FGIC Insured                               3/13 at 100.00       AAA    1,557,930
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 18.3%

         875 Brentwood, Missouri, Tax Increment Refunding Bonds,           4/09 at 100.00        AA      883,733
              Promenade Project, Series 2002, 4.700%, 4/01/19 - RAAI
              Insured

       1,875 Christian County Public Building Corporation, Missouri,       6/10 at 100.00        AA    2,031,675
              Leasehold Revenue Bonds, Justice Center Project, Series
              2000, 5.450%, 6/01/15 - RAAI Insured

       1,035 Dunklin County, Missouri, Certificates of Participation,     12/14 at 100.00       AAA    1,102,492
              Series 2004, 5.000%, 12/01/19 (WI, settling 12/01/04) -
              FGIC Insured

       1,025 Excelsior Springs School District, Missouri, Leasehold          No Opt. Call       AAA      698,507
              Revenue Bonds, Series 1994, 0.000%, 3/01/14 - FSA Insured

       2,750 Fenton, Missouri, Tax Increment Refunding and Improvement    10/12 at 100.00       N/R    2,820,153
              Bonds, Gravois Bluffs Project, Series 2002, 6.125%,
              10/01/21

       3,000 Harrisonville, Missouri, Lease Participation Certificates,   12/13 at 100.00       AAA    3,120,180
              Series 2003, 5.000%, 12/01/22 - XLCA Insured

       3,490 Howard Bend Levee District, St. Louis County, Missouri,       3/09 at 101.00       N/R    3,666,629
              Levee District Improvement Bonds, Series 1999, 5.850%,
              3/01/19

----
38

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  1,200 Kansas City Land Clearance Redevelopment Authority,          12/05 at 102.00       AAA $  1,264,488
              Missouri, Lease Revenue Bonds, Municipal Auditorium and
              Muehlebach Hotel Redevelopment Projects, Series 1995A,
              5.900%, 12/01/18 - FSA Insured

             Mehlville School District R-9, St. Louis County, Missouri,
             Certificates of Participation, Capital Improvement
             Projects, Series 2002:
       1,275  5.500%, 9/01/17 - FSA Insured                                9/12 at 100.00       AAA    1,411,170
       1,000  5.500%, 9/01/18 - FSA Insured                                9/12 at 100.00       AAA    1,104,130

       3,885 Missouri Association of Rural Education, Pulaski County,      3/09 at 100.00       AAA    4,063,205
              Certificates of Participation, Waynesville School District
              R-6, Series 2004, 5.100%, 3/01/24 - MBIA Insured

       1,500 Missouri Development Finance Board, Kansas City,              4/10 at 100.00       AAA    1,662,900
              Infrastructure Facilities Revenue Bonds, Midtown
              Redevelopment Project, Series 2000A, 5.750%, 4/01/22 -
              MBIA Insured

       4,000 Missouri Development Finance Board, Independence,             4/11 at 100.00        A+    4,102,560
              Infrastructure Facilities Revenue Bonds, Santa Fe
              Redevelopment Project, Series 2001, 5.250%, 4/01/23

       2,000 Missouri Development Finance Board, Infrastructure            3/10 at 100.00       N/R    2,041,020
              Facilities Revenue Bonds, Riverside-Quindaro Bend Levee
              District L-385, Series 2001, 5.800%, 3/01/20

         450 Monarch-Chesterfield Levee District, St. Louis County,        3/10 at 101.00       AAA      503,186
              Missouri, Levee District Improvement Bonds, Series 1999,
              5.750%, 3/01/19 - MBIA Insured

       1,705 O'Fallon, Missouri, Certificates of Participation, Series     2/12 at 100.00       Aaa    1,855,552
              2002, 5.250%, 2/01/15 - MBIA Insured

         900 Puerto Rico, Highway Revenue Bonds, Highway and               7/16 at 100.00         A      962,640
              Transportation Authority, Series 1996Y, 5.500%, 7/01/36

       3,000 Puerto Rico Public Buildings Authority, Guaranteed              No Opt. Call        A-    3,334,800
              Government Facilities Revenue Bonds, Series 1993L, 5.500%,
              7/01/21

       1,240 St. Louis Municipal Finance Corporation, Missouri,            2/12 at 100.00       Aaa    1,399,476
              Leasehold Revenue Bonds, Carnahan Courthouse, Series
              2002A, 5.750%, 2/15/17 - FGIC Insured

       1,750 St. Louis Regional Convention and Sports Complex Authority,   8/07 at 100.00       AAA    1,851,535
              Missouri, Lease Revenue Refunding Bonds, Series 1997C,
              5.300%, 8/15/20 - AMBAC Insured

       2,950 Springfield Public Building Corporation, Missouri, Lease      6/10 at 100.00       AAA    3,347,188
              Revenue Bonds, Jordan Valley Park Projects, Series 2000A,
              6.125%, 6/01/21 - AMBAC Insured

       2,500 Springfield Public Building Corporation, Missouri, Lease      3/14 at 100.00       Aaa    2,596,450
              Revenue Bonds, Series 2004, 5.000%, 3/01/24 - AMBAC Insured

       1,945 Springfield Center City Development Corporation, Missouri,    6/12 at 100.00       Aaa    1,982,266
              Lease Revenue Bonds, Jordan Valley Park Exposition Center,
              Series 2002A, 5.000%, 6/01/27 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------
             Transportation - 7.1%

       2,000 Kansas City, Missouri, Passenger Facility Charge Revenue      4/11 at 101.00       AAA    2,030,520
              Bonds, Kansas City International Airport, Series 2001,
              5.000%, 4/01/23 (Alternative Minimum Tax) - AMBAC Insured

         790 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00       CCC      554,446
              Bonds, American Airlines Inc., Series 1996A, 6.250%,
              6/01/26 (Alternative Minimum Tax)

       5,000 St. Louis, Missouri, Airport Revenue Bonds, Airport           7/11 at 100.00       AAA    5,088,150
              Development Program, Series 2001A, 5.000%, 7/01/26 - MBIA
              Insured

             St. Louis, Missouri, Airport Revenue Refunding Bonds,
             Series 2003A:
       3,450  5.250%, 7/01/16 - FSA Insured                                7/13 at 100.00       AAA    3,756,740
       1,000  5.250%, 7/01/18 - FSA Insured                                7/13 at 100.00       AAA    1,079,860

             St. Louis Land Clearance Redevelopment Authority, Missouri,
             Revenue Refunding and Improvement Bonds, LCRA Parking
             Facilities, Series 1999C:
       1,000  7.000%, 9/01/19                                              9/09 at 102.00       N/R    1,077,980
       2,400  7.050%, 9/01/24                                              9/09 at 102.00       N/R    2,570,952

       2,250 St. Louis, Missouri, Revenue Refunding Bonds, Parking        12/06 at 102.00       AAA    2,399,085
              Facility, Series 1996, 5.375%, 12/15/21 - MBIA Insured
----------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 3.9%

       2,285 Branson Public Building Corporation, Missouri, Leasehold     11/06 at 101.00    N/R***    2,474,678
              Revenue Bonds, City Hall and Fire Station Improvement
              Projects, Series 1995, 6.250%, 11/01/12 (Pre-refunded to
              11/01/06)

----
39

Portfolio of Investments (Unaudited)
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** (continued)

    $  4,500 Cape Girardeau County, Missouri, Single Family Mortgage         No Opt. Call       Aaa $  2,928,825
              Revenue Bonds, Series 1983, 0.000%, 12/01/14

         235 Greene County, Missouri, Single Family Mortgage Revenue         No Opt. Call       Aaa      141,489
              Bonds, Series 1984, 0.000%, 3/01/16

       2,395 Missouri Health and Educational Facilities Authority,           No Opt. Call       Aaa    2,942,281
              Revenue Bonds, BJC Health System, Series 1994A, 6.750%,
              5/15/14

         450 Puerto Rico Highway and Transportation Authority, Highway     7/10 at 101.00      A***      518,364
              Revenue Bonds, Series 2000B, 6.000%, 7/01/39 (Pre-refunded to 7/01/10)

         950 Texas County, Missouri, Hospital Revenue Bonds, Texas         6/10 at 100.00    N/R***    1,133,778
              County Memorial Hospital, Series 2000, 7.250%, 6/15/25
              (Pre-refunded to 6/15/10)
----------------------------------------------------------------------------------------------------------------
             Utilities - 4.6%

       2,710 Columbia, Missouri, Water and Electric Revenue Bonds,        10/12 at 100.00       AAA    2,768,834
              Series 2002A, 5.000%, 10/01/26 - AMBAC Insured

       1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/12 at 101.00       AAA    1,045,730
              Series 2002II, 5.125%, 7/01/26 - FSA Insured

       2,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,      No Opt. Call       AAA    2,231,840
              Series 2003NN, 5.250%, 7/01/23 - MBIA Insured

       2,000 Sikeston, Missouri, Electric System Revenue Bonds, Series       No Opt. Call       AAA    2,274,380
              1992, 6.200%, 6/01/10 - MBIA Insured

       3,030 Sikeston, Missouri, Electric System Revenue Refunding           No Opt. Call       AAA    3,576,885
              Bonds, Series 1996, 6.000%, 6/01/14 - MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Water and Sewer - 5.7%

       1,825 Kansas City, Missouri, Sewerage System Revenue Bonds,         1/12 at 100.00        AA    1,949,994
              Series 2002D-1, 5.375%, 1/01/22

       1,785 Kansas City, Missouri, Water Revenue Bonds, Series 2004D,    12/13 at 100.00       AAA    1,890,440
              5.000%, 12/01/20 - FSA Insured

       3,385 Metropolitan St. Louis Sewerage District, Missouri, Revenue   5/14 at 100.00       AAA    3,592,399
              Bonds, Wastewater System, Series 2004A, 5.000%, 5/01/20 -
              MBIA Insured

       1,635 Missouri Environmental Improvement and Energy Resources       4/09 at 100.00        AA    1,778,340
              Authority, Water Facility Revenue Refunding Bonds,
              Tri-County Water Authority, Series 1999, 6.000%, 4/01/22 -
              RAAI Insured

       1,600 Missouri Development Finance Board, Independence,            11/14 at 100.00       AAA    1,662,736
              Infrastructure Facilities Revenue Bonds, Water System
              Improvement Projects, Series 2004, 5.000%, 11/01/24 -
              AMBAC Insured

         435 Missouri Environmental Improvement and Energy Resources       4/05 at 100.00       Aaa      436,766
              Authority, Water Pollution Control Revenue Bonds, State
              Revolving Fund Program - Springfield Project, Series
              1990A, 7.000%, 10/01/10

         365 Missouri Environmental Improvement and Energy Resources       1/05 at 100.00       Aaa      366,354
              Authority, Water Pollution Control Revenue Bonds, State
              Revolving Fund Program - Multi-Participants, Series 1992A,
              6.550%, 7/01/14

         250 Missouri Environmental Improvement and Energy Resources       1/05 at 102.00       Aaa      259,263
              Authority, Water Pollution Control Revenue Bonds, State
              Revolving Fund Program - Multi-Participants, Series 1994B,
              7.200%, 7/01/16

             St. Charles County Public Water Supply District 2,
             Missouri, Certificates of Participation, Series 2002A:
         750  5.000%, 12/01/26 - MBIA Insured                             12/11 at 100.00       Aaa      764,865
       1,000  5.250%, 12/01/28 - MBIA Insured                             12/11 at 100.00       Aaa    1,033,100

       1,000 West Plains, Missouri, Sewerage System Revenue Bonds,         7/12 at 100.00       AAA    1,041,375
              Series 2004, 5.125%, 7/01/24 - FSA Insured
----------------------------------------------------------------------------------------------------------------
    $256,077 Total Long-Term Investments (cost $245,900,896) - 98.8%                                 256,813,398
----------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.2%                                                      3,010,667
             --------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $259,824,065
             --------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (WI)Security purchased on a when-issued basis.

                                See accompanying notes to financial statements.

----
40

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND
November 30, 2004

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.2%

    $  7,065 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00       BBB $  6,528,908
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
----------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 7.7%

       4,090 Cleveland State University, Ohio, General Receipts Bonds,     6/13 at 100.00       AAA    4,247,629
              Series 2003A, 5.000%, 6/01/23 - FGIC Insured

         735 Ohio State Education, Student Loan Revenue Bonds,             6/07 at 102.00       AAA      770,530
              Supplemental Student Loan Program, Series 1997A-1, 5.850%,
              12/01/19 (Alternative Minimum Tax) - AMBAC Insured

       1,200 Ohio Higher Educational Facilities Commission, Revenue        9/06 at 101.00       Ba1    1,213,152
              Bonds, University of Findlay, Series 1996, 6.125%, 9/01/16

       5,000 Ohio Higher Educational Facilities Commission, Revenue        5/07 at 102.00       AAA    5,369,800
              Bonds, Xavier University, Series 1997, 5.375%, 5/15/22 -
              MBIA Insured

       1,000 Ohio Higher Educational Facilities Commission, Revenue       12/10 at 101.00       AAA    1,070,370
              Bonds, University of Dayton, Series 2000, 5.500%, 12/01/30
              - AMBAC Insured

             Ohio Higher Educational Facilities Commission, Revenue
             Bonds, Wittenberg University, Series 2001:
       1,200  5.500%, 12/01/21                                            12/11 at 100.00      Baa1    1,267,344
       2,000  5.000%, 12/01/26                                            12/11 at 100.00      Baa1    2,001,760

       2,730 Ohio Higher Educational Facilities Commission, Revenue       11/14 at 100.00        AA    2,880,641
              Bonds, Denison University, Series 2004, 5.000%, 11/01/20

       1,315 Ohio Higher Educational Facilities Commission, Revenue       12/14 at 100.00       AAA    1,357,330
              Bonds, University of Dayton, Series 2004, 5.000%, 12/01/25
              (WI, settling 12/02/04) - AMBAC Insured

         910 Ohio Higher Education Facilities Commission, Revenue Bonds,     No Opt. Call        AA    1,120,101
              Case Western Reserve University Project, Series 1990B,
              6.500%, 10/01/20

       3,000 Ohio Higher Education Facilities Commission, Revenue Bonds,  10/12 at 100.00        AA    3,280,140
              Case Western Reserve University Project, Series 2002B,
              5.500%, 10/01/22

       1,750 Ohio Higher Education Facilities Commission, General         10/13 at 100.00        AA    1,822,310
              Revenue Bonds, Oberlin College, Series 2003, 5.125%,
              10/01/24

             Ohio University at Athens, Subordinate Lien General
             Receipts Bonds, Series 2004:
       1,855  5.000%, 12/01/21 - MBIA Insured                              6/14 at 100.00       AAA    1,957,637
       1,900  5.000%, 12/01/23 - MBIA Insured                              6/14 at 100.00       AAA    1,982,498

             University of Cincinnati, Ohio, General Receipts Bonds,
             Series 2001A:
       1,500  5.750%, 6/01/18 - FGIC Insured                               6/11 at 101.00       AAA    1,699,815
       1,520  5.750%, 6/01/19 - FGIC Insured                               6/11 at 101.00       AAA    1,717,478
       2,000  5.250%, 6/01/24 - FGIC Insured                               6/11 at 101.00       AAA    2,114,840

       4,250 University of Cincinnati, Ohio, General Receipts Bonds,       6/07 at 100.00       AAA    4,489,530
              Series 1997, 5.375%, 6/01/20 - MBIA Insured

       1,675 University of Cincinnati, Ohio, General Receipts Bonds,       6/14 at 100.00       AAA    1,769,018
              Series 2004A, 5.000%, 6/01/21 - AMBAC Insured

       1,025 University of Cincinnati, Ohio, General Receipts Bonds,      12/14 at 100.00       AAA    1,084,112
              Series 2004E, 5.000%, 6/01/21 (WI, settling 12/01/04) -
              AMBAC Insured
----------------------------------------------------------------------------------------------------------------
             Healthcare - 16.3%

       7,000 Akron, Bath and Copley Joint Township Hospital District,     11/09 at 101.00      Baa1    7,019,600
              Ohio, Hospital Facilities Revenue Bonds, Summa Health
              System, Series 1998A, 5.375%, 11/15/24

       1,065 Akron, Bath and Copley Joint Township Hospital District,     11/13 at 100.00       Aaa    1,118,527
              Ohio, Hospital Revenue Bonds, Children's Hospital Medical
              Center, Series 2003, 5.250%, 11/15/25 (DD, settling
              12/01/04) - FSA Insured

      11,900 Cuyahoga County, Ohio, Hospital Revenue and Improvement       2/09 at 101.00        A-   12,449,185
              Bonds, MetroHealth System, Series 1999, 6.125%, 2/15/24

       1,000 Cuyahoga County, Ohio, Hospital Revenue Refunding and         2/07 at 102.00       AAA    1,078,510
              Improvement Bonds, MetroHealth System, Series 1997,
              5.625%, 2/15/17 - MBIA Insured

       4,400 Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland     7/13 at 100.00       Aa3    4,724,544
              Clinic Health System, Series 2003A, 6.000%, 1/01/32

----
41

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  2,500 Erie County, Ohio, Hospital Facilities Revenue Bonds,         8/12 at 101.00         A $  2,564,450
              Firelands Regional Medical Center, Series 2002A, 5.625%,
              8/15/32

             Franklin County, Ohio, Hospital Revenue Refunding and
             Improvement Bonds, Children's Hospital Project, Series
             1996A:
       1,575  5.750%, 11/01/15                                            11/06 at 101.00       Aa2    1,634,488
       5,275  5.875%, 11/01/25                                            11/06 at 101.00       Aa2    5,432,089

             Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross
             Health System Corporation, Series 1996:
         965  5.800%, 6/01/16                                              6/06 at 102.00       AA-    1,016,782
       2,000  5.875%, 6/01/21                                              6/06 at 102.00       AA-    2,112,220

       5,690 Lorain County, Ohio, Hospital Facilities Revenue Refunding   11/05 at 102.00       AAA    5,928,183
              Bonds, EMH Regional Medical Center, Series 1995, 5.375%,
              11/01/21 - AMBAC Insured

       2,000 Marion County, Ohio, Hospital Revenue Refunding and           5/06 at 102.00      BBB+    2,095,320
              Improvement Bonds, The Community Hospital, Series 1996,
              6.375%, 5/15/11

       2,000 Miami County, Ohio, Hospital Facilities Revenue Refunding     5/06 at 102.00      BBB+    2,088,660
              and Improvement Bonds, Upper Valley Medical Center, Series
              1996A, 6.250%, 5/15/16

       4,205 Miami County, Ohio, Hospital Facilities Revenue Refunding     5/06 at 102.00      BBB+    4,409,489
              and Improvement Bonds, Upper Valley Medical Center, Series
              1996C, 6.250%, 5/15/13

       4,000 Middleburg Heights, Ohio, Hospital Improvement Revenue        8/08 at 102.00       AAA    4,420,200
              Refunding Bonds, Southwest General Hospital, Series 1995,
              5.625%, 8/15/15 - FSA Insured

             Montgomery County, Ohio, Hospital Facilities Revenue
             Refunding and Improvement Bonds, Kettering Medical Center,
             Series 1996:
       1,500  5.625%, 4/01/16 - MBIA Insured                               4/06 at 102.00       AAA    1,588,230
       7,000  6.250%, 4/01/20 - MBIA Insured                                 No Opt. Call       AAA    8,463,490

       9,500 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,   4/10 at 101.00        A3   10,386,730
              Kettering Medical Center, Series 1999, 6.750%, 4/01/22

       7,390 Montgomery County, Ohio, Revenue Bonds, Catholic Health       9/11 at 100.00        AA    7,859,708
              Initiatives, Series 2001, 6.375%, 9/01/21

       1,250 Parma Community General Hospital Association, Ohio,          11/08 at 101.00        A-    1,300,025
              Hospital Revenue Refunding and Improvement Bonds, Series
              1998, 5.350%, 11/01/18

       2,000 Richland County, Ohio, Hospital Facilities Revenue           11/10 at 101.00        A-    2,159,860
              Improvement Bonds, MedCentral Health System Obligated
              Group, Series 2000B, 6.375%, 11/15/22

       1,200 Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds,  10/11 at 101.00        AA    1,222,848
              Union Hospital Project, Series 2001, 5.250%, 10/01/31 -
              RAAI Insured
----------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 5.3%

       1,090 Clark County, Ohio, Multifamily Housing Revenue Bonds,       11/08 at 103.00       N/R      882,192
              Church of God Retirement Home, Series 1998, 6.250%,
              11/01/30 (Alternative Minimum Tax)

      16,105 Franklin County, Ohio, GNMA Collateralized Mortgage Revenue  10/07 at 103.00       Aaa   16,298,582
              Bonds, Columbus Properties Project, Series 1997, 5.600%,
              4/20/39 (Alternative Minimum Tax)

       3,045 Franklin County, Ohio, GNMA Collateralized Multifamily        9/11 at 102.00       Aaa    3,130,230
              Housing Mortgage Revenue Bonds, Carriage House Apartments
              Project, Series 2002, 5.400%, 3/20/37

       2,705 Henry County, Ohio, GNMA Collateralized Healthcare Facility   8/09 at 102.00       AAA    2,902,330
              Revenue Bonds, Alpine Village Project, Series 1999,
              6.375%, 2/20/41

       6,315 Ohio Capital Corporation for Housing, FHA-Insured Section 8   2/09 at 102.00       Aa2    6,686,701
              Assisted Mortgage Loan Revenue Refunding Bonds, Series
              1999G, 5.950%, 2/01/23
----------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 3.1%

       1,520 Ohio Housing Finance Agency, GNMA Mortgage-Backed             7/09 at 100.00       Aaa    1,546,387
              Securities Program Residential Mortgage Revenue Bonds,
              Series 1999C, 5.750%, 9/01/30 (Alternative Minimum Tax)

       2,835 Ohio Housing Finance Agency, GNMA Mortgage-Backed             9/07 at 102.00       Aaa    2,908,653
              Securities Program Residential Mortgage Revenue Bonds,
              Series 1996B-3, 5.750%, 9/01/28 (Alternative Minimum Tax)

       2,920 Ohio Housing Finance Agency, GNMA Mortgage-Backed             9/07 at 102.00       Aaa    2,995,862
              Securities Program Residential Mortgage Revenue Bonds,
              Series 1997C, 5.750%, 9/01/28 (Alternative Minimum Tax)

----
42

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

    $  3,400 Ohio Housing Finance Agency, GNMA Mortgage-Backed             3/08 at 101.50       AAA $  3,512,404
              Securities Program Residential Mortgage Revenue Bonds,
              Series 1998A-1, 5.300%, 9/01/19 (Alternative Minimum Tax)
              - FSA Insured

       6,265 Ohio Housing Finance Agency, GNMA Mortgage-Backed             9/07 at 102.00       Aaa    6,540,284
              Securities Program Residential Mortgage Remarketed Revenue
              Bonds, Series 1997A-1, 6.150%, 3/01/29 (Alternative
              Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Industrials - 0.8%

       2,400 Cleveland-Cuyahoga County Port Authority, Ohio, Development   5/08 at 102.00       N/R    2,428,752
              Revenue Bonds, Jergens Inc. Project, Series 1998A, 5.375%,
              5/15/18 (Alternative Minimum Tax)

             Ohio, Economic Development Revenue Bonds, Enterprise Bond
             Fund Loan Pool, Series 2002-4:
         500  5.000%, 6/01/15 (Alternative Minimum Tax)                    6/12 at 102.00       AA-      510,045
         675  5.450%, 6/01/22 (Alternative Minimum Tax)                    6/12 at 102.00       AA-      691,490

       1,020 Ohio, Economic Development Revenue Bonds, Enterprise Bond       No Opt. Call       AA-    1,058,546
              Fund Loan Pool, Series 2002-7, 5.850%, 12/01/22
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.6%

       3,120 Franklin County, Ohio, Healthcare Facilities Revenue Bonds,  11/05 at 102.00       Aa2    3,235,409
              Heinzerling Foundation, Series 1995, 6.200%, 11/01/20

       2,000 Franklin County, Ohio, Healthcare Facilities Revenue Bonds,   7/12 at 100.00        AA    2,051,060
              Presbyterian Retirement Services, Series 2002A, 5.125%,
              7/01/22 - RAAI Insured

         485 Franklin County, Ohio, FHA-Insured Hospital Revenue           2/05 at 100.00       N/R      486,004
              Refunding Mortgage Loan Bonds, Worthington Christian
              Village Nursing Home, Series 1992, 7.000%, 8/01/16

       1,250 Hamilton, Ohio, Healthcare Facilities Revenue Bonds, Twin    10/08 at 101.00       BBB    1,195,063
              Towers, Series 1998A, 5.125%, 10/01/23

       1,680 Napoleon, Ohio, FHA-Insured Healthcare Facilities Mortgage    3/05 at 102.00       Aa2    1,717,128
              Revenue Refunding Bonds, Lutheran Orphans and Old Folks
              Home Society, Series 1994, 6.875%, 8/01/23
----------------------------------------------------------------------------------------------------------------
             Materials - 0.2%

       1,000 Toledo-Lucas County Port Authority, Ohio, Port Revenue        3/14 at 101.00        A+      994,480
              Bonds, Cargill Inc., Series 2004A, 4.800%, 3/01/22
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 28.2%

             Adams County Valley School District, Adams and Highland
             Counties, Ohio, Unlimited Tax School Improvement General
             Obligation Bonds, Series 1995:
       6,000  7.000%, 12/01/15 - MBIA Insured                                No Opt. Call       AAA    7,484,940
       9,500  5.250%, 12/01/21 - MBIA Insured                             12/05 at 102.00       AAA    9,904,700

         600 Anthony Wayne Local School District, Lucas, Wood and Fulton     No Opt. Call       AAA      416,358
              Counties, Ohio, School Facilities Construction and
              Improvement Bonds, Series 1995, 0.000%, 12/01/13 - FGIC
              Insured

         700 Buckeye Local School District, Medina County, Ohio, General  12/10 at 100.00       Aaa      763,217
              Obligation Bonds, Series 2000, 5.500%, 12/01/25 - FGIC
              Insured

       2,500 Buckeye Valley Local School District, Ohio, Unlimited Tax       No Opt. Call       AAA    3,029,200
              General Obligation Bonds, Series 1995A, 6.850%, 12/01/15 -
              MBIA Insured

       2,295 Central Ohio Solid Waste Authority, General Obligation        6/14 at 100.00       AAA    2,489,111
              Bonds, Series 2004A, 5.000%, 12/01/15 - AMBAC Insured

             Chesapeake-Union Exempt Village School District, Ohio,
             General Obligation Bonds, Series 1986:
         125  8.500%, 12/01/04                                               No Opt. Call       N/R      125,021
         125  8.500%, 12/01/05                                               No Opt. Call       N/R      132,340
         125  8.500%, 12/01/06                                               No Opt. Call       N/R      138,545
         125  8.500%, 12/01/07                                               No Opt. Call       N/R      144,231
         125  8.500%, 12/01/08                                               No Opt. Call       N/R      149,140
         130  8.500%, 12/01/09                                               No Opt. Call       N/R      159,493

             Cincinnati City School District, Hamilton County, Ohio,
             General Obligation Bonds, Series 2001:
       2,000  5.375%, 12/01/15 - MBIA Insured                             12/11 at 100.00       AAA    2,208,900
       6,745  5.375%, 12/01/16 - MBIA Insured                             12/11 at 100.00       AAA    7,449,515
       1,255  5.375%, 12/01/17 - MBIA Insured                             12/11 at 100.00       AAA    1,382,019

       3,805 Cleveland, Ohio, General Obligation Bonds, Series 2002,      12/12 at 100.00       AAA    4,056,853
              5.250%, 12/01/22 - MBIA Insured

----
43

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             Columbus, Franklin County, Ohio, General Obligation Bonds,
             Series 1985:
    $    590  9.375%, 4/15/06                                                No Opt. Call       AAA $    645,897
         500  9.375%, 4/15/07                                                No Opt. Call       AAA      579,505

       7,045 Columbus, Ohio, General Obligation Bonds, Series 2000,       11/10 at 101.00       AAA    7,714,275
              5.250%, 11/15/17

       1,000 Cuyahoga County, Ohio, Limited Tax General Obligation           No Opt. Call       AA+    1,120,270
              Various Purpose Refunding Bonds, Series 1993B, 5.250%,
              10/01/13

       1,345 Cuyahoga County, Ohio, Limited Tax General Obligation           No Opt. Call       AA+    1,555,183
              Bonds, Series 1993, 5.650%, 5/15/18

       5,830 Cuyahoga County, Ohio, Limited Tax General Obligation        12/10 at 100.00       AA+    6,566,562
              Capital Improvement Bonds, Series 2000, 5.750%, 12/01/16

       2,675 Cuyahoga County, Ohio, General Obligation Bonds, Series      12/14 at 100.00       AA+    2,818,139
              2004, 5.000%, 12/01/22

             Cuyahoga Falls, Ohio, General Obligation Bonds, Series 2004:
       1,245  5.000%, 12/01/18 - MBIA Insured                              6/14 at 100.00       Aaa    1,333,968
       1,440  5.000%, 12/01/21 - MBIA Insured                              6/14 at 100.00       Aaa    1,520,827

       1,170 Dayton, Ohio, General Obligation Bonds, Series 2004,          6/14 at 100.00       AAA    1,297,858
              5.250%, 12/01/15 - AMBAC Insured

         750 Defiance, Ohio, Waterworks System Improvement Bonds, Series  12/04 at 102.00       AAA      767,550
              1994, 6.200%, 12/01/20 - MBIA Insured

             Delaware City School District, Delaware County, Ohio,
             Unlimited Tax General Obligation School Facilities
             Construction and Improvement Bonds, Series 1995:
       1,000  0.000%, 12/01/10 - FGIC Insured                                No Opt. Call       AAA      811,020
       1,000  0.000%, 12/01/11 - FGIC Insured                                No Opt. Call       AAA      770,390

       1,000 Evergreen Local School District, Ohio, Unlimited Tax         12/09 at 101.00       Aaa    1,099,500
              General Obligation School Improvement Bonds, Series 1999,
              5.625%, 12/01/24 - FGIC Insured

       1,005 Findlay, Ohio, General Obligation Bonds, Series 2004,         7/14 at 100.00       AAA    1,115,590
              5.250%, 7/01/15 - MBIA Insured

       4,040 Franklin County, Ohio, Limited Tax General Obligation        12/08 at 102.00       AAA    4,440,930
              Refunding Bonds, Series 1993, 5.375%, 12/01/20

       1,000 Garfield Heights City School District, Cuyahoga County,      12/11 at 100.00       Aaa    1,110,080
              Ohio, General Obligation School Improvement Bonds, Series
              2001, 5.500%, 12/15/18 - MBIA Insured

         420 Geauga County, Ohio, Limited Tax General Obligation, Sewer   12/05 at 102.00       Aa2      447,619
              District Improvement Bonds, Bainbridge Water Project,
              Series 1995, 6.850%, 12/01/10

       1,000 Grandview Heights City School District, Franklin County,     12/05 at 101.00        AA    1,046,560
              Ohio, Unlimited Tax General Obligation School Facilities
              Construction and Improvement Bonds, Series 1995, 6.100%,
              12/01/19

       3,000 Granville Exempt Village School District, Ohio, General      12/11 at 100.00       Aa3    3,194,610
              Obligation Bonds, Series 2001, 5.500%, 12/01/28

       3,810 Greater Cleveland Regional Transit Authority, Ohio, General  12/14 at 100.00       Aaa    4,106,913
              Obligation Bonds, Series 2004, 5.000%, 12/01/17 - MBIA
              Insured

       1,200 Heath City School District, Licking County, Ohio, Unlimited  12/10 at 100.00       Aaa    1,286,220
              Tax General Obligation School Improvement Bonds, Series
              2000A, 5.500%, 12/01/27 - FGIC Insured

       1,000 Huron County, Ohio, Limited Tax General Obligation           12/07 at 102.00       AAA    1,110,110
              Correctional Facility Bonds, Series 1996, 5.850%, 12/01/16
              - MBIA Insured

       1,270 Kenston Local School District, Geauga County, Ohio, General   6/13 at 100.00       Aaa    1,321,283
              Obligation Bonds, Series 2003, 5.000%, 12/01/23 - MBIA
              Insured

       1,400 Kent City School District, Portage County, Ohio, General     12/14 at 100.00       AAA    1,490,118
              Obligation Library Improvement Bonds, Series 2004, 5.000%,
              12/01/20 - FGIC Insured

       1,070 Kettering, Ohio, Limited Tax General Obligation Bonds,       12/04 at 100.00       Aa3    1,074,034
              Series 1991, 6.650%, 12/01/12

       1,000 Kettering City School District, Montgomery County, Ohio,     12/05 at 101.00       AAA    1,041,250
              General Obligation Bonds, Series 1994, 5.250%, 12/01/22
              (Pre-refunded to 12/01/05) - FGIC Insured

         555 Lake County, Ohio, Limited Tax Sewer District Improvement       No Opt. Call       Aa2      630,591
              Bonds, Series 2000, 5.600%, 12/01/20

       1,440 Lakewood, Ohio, General Obligation Bonds, Series 1995B,      12/05 at 102.00       Aa2    1,516,003
              5.750%, 12/01/15

       3,385 Lakota Local School District, Butler County, Ohio,            6/11 at 100.00       Aaa    3,487,532
              Unlimited Tax General Obligation School Improvement and
              Refunding Bonds, Series 2001, 5.125%, 12/01/26 - FGIC
              Insured

----
44

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             Logan County, Ohio, General Obligation Bonds, Series 1986:
    $    155  7.750%, 12/01/04                                               No Opt. Call        A+ $    155,025
         155  7.750%, 12/01/05                                               No Opt. Call        A+      163,514
         155  7.750%, 12/01/06                                               No Opt. Call        A+      171,117

         285 Lucas County, Ohio, General Obligation Bonds, Various        12/04 at 100.00        A1      291,082
              Improvements, Series 1992, 6.650%, 12/01/12

       1,750 Medina City School District, Medina County, Ohio, Unlimited  12/09 at 100.00       AAA    1,819,808
              Tax General Obligation School Building Construction Bonds,
              Series 1999, 5.250%, 12/01/28 - FGIC Insured

       1,265 Monroe Local School District, Butler County, Ohio, General      No Opt. Call       Aaa    1,494,243
              Obligation Bonds, Series 2002, 5.750%, 12/01/20 - AMBAC
              Insured

             North Royalton City School District, Ohio, School
             Improvement Bonds, Series 1994:
       2,200  6.000%, 12/01/14 - MBIA Insured                             12/09 at 102.00       AAA    2,520,342
       2,400  6.100%, 12/01/19 - MBIA Insured                             12/09 at 102.00       AAA    2,760,960

       1,000 Ohio, Full Faith and Credit General Obligation                  No Opt. Call       AA+    1,146,140
              Infrastructure Improvement Bonds, Series 1994,
              6.000%, 8/01/10

       8,140 Ohio, General Obligation Higher Education Capital             2/11 at 100.00       AA+    8,546,674
              Facilities Bonds, Series 2001A, 5.000%, 2/01/20

         730 Ohio, General Obligation Bonds, Common Schools, Series        3/14 at 100.00       AA+      770,187
              2004B, 5.000%, 3/15/21

       3,315 Ohio, General Obligation Bonds, Conservation Projects,        3/14 at 100.00       AA+    3,605,162
              Series 2004A, 5.000%, 3/01/15

       6,055 Ohio, General Obligation Bonds, Infrastructure                2/13 at 100.00       AA+    6,320,693
              Improvements, Series 2003F, 5.000%, 2/01/22

       4,035 Olentangy Local School District, Delaware and Franklin       12/09 at 101.00        AA    4,086,285
              Counties, Ohio, Various Purpose Bonds, Series 1999,
              5.000%, 12/01/27

             Olentangy Local School District, Deleware and Franklin
             Counties, Ohio, General Obligation Bonds, Series 2004A:
         400  5.250%, 12/01/21 - FGIC Insured                              6/14 at 100.00       AAA      432,792
       3,055  5.250%, 12/01/22 - FGIC Insured                              6/14 at 100.00       AAA    3,288,097

       1,495 Otsego Local School District, Wood, Henry and Lucas          12/14 at 100.00       Aaa    1,632,794
              Counties, Ohio, General Obligation Bonds, Series 2004,
              5.375%, 12/01/22 - FSA Insured

         500 Pickerington Local School District, Fairfield County, Ohio,     No Opt. Call       AAA      383,610
              General Obligation Bonds, Series 1993, 0.000%, 12/01/11 -
              AMBAC Insured

       3,315 South Point Local School District, Lawrence County, Ohio,    12/14 at 100.00       AAA    3,454,097
              General Obligation Bonds, Series 2004, 5.000%, 12/01/24 -
              FSA Insured

       3,500 Springfield City School District, Clark County, Ohio,        12/11 at 102.00       Aaa    3,722,355
              General Obligation Bonds, Series 2001, 5.200%, 12/01/23 -
              FGIC Insured

          30 Strongsville, Ohio, Limited Tax General Obligation Various   12/06 at 102.00       Aa2       32,613
              Purpose Improvement Bonds, Series 1996, 5.950%, 12/01/21

       1,185 Sugarcreek Local School District, Athens County, Ohio,       12/13 at 100.00       Aaa    1,264,205
              General Obligation Bonds, Series 2003, 5.250%, 12/01/24 -
              MBIA Insured

       1,315 Summit County, Ohio, General Obligation Refunding Bonds,        No Opt. Call       AAA    1,511,711
              Series 2002R, 5.500%, 12/01/21 - FGIC Insured

       2,290 Tipp City Exempted Village School District, Ohio, School      6/11 at 100.00       Aaa    2,357,189
              Facilities Construction and Improvement Bonds, Series
              2001, 5.000%, 12/01/24 - FGIC Insured

       3,755 Toledo City School District, Lucas County, Ohio, General     12/13 at 100.00       Aaa    3,933,776
              Obligation Bonds, Series 2003B, 5.000%, 12/01/22 - FGIC
              Insured

             West Chester Township, Butler County, Ohio, General
             Obligation Bonds, Series 2003:
       1,365  5.250%, 12/01/19 - MBIA Insured                             12/13 at 100.00       Aaa    1,481,639
       1,515  5.250%, 12/01/21 - MBIA Insured                             12/13 at 100.00       Aaa    1,633,821

       2,000 Westerville City School District, Franklin and Delaware       6/11 at 100.00       AAA    2,031,720
              Counties, Ohio, Various Purpose General Obligation Bonds,
              Series 2001, 5.000%, 12/01/27 - MBIA Insured

         300 Youngstown, Ohio, Limited Tax General Obligation Bonds,      12/04 at 102.00       AAA      306,999
              Series 1994, 6.125%, 12/01/14 - MBIA Insured

----
45

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 8.6%

    $  6,300 Cleveland, Ohio, Certificates of Participation, Cleveland    11/07 at 102.00       AAA $  6,554,331
              Stadium Project, Series 1997, 5.250%, 11/15/27 - AMBAC
              Insured

       1,380 Columbus, Ohio, Tax Increment Financing Bonds, Easton         6/14 at 100.00       AAA    1,417,288
              Project, Series 2004A, 5.000%, 12/01/25 - AMBAC Insured

       1,210 Groveport, Ohio, Special Obligation Income Tax Receipts      12/12 at 100.00       Aaa    1,261,425
              Bonds, Series 2002, 5.000%, 12/01/22 - MBIA Insured

             Hamilton County Convention Facilities Authority, Ohio,
             First Lien Revenue Bonds, Series 2004:
       2,300  5.000%, 12/01/20 - FGIC Insured                              6/14 at 100.00       AAA    2,436,482
       1,000  5.000%, 12/01/21 - FGIC Insured                              6/14 at 100.00       AAA    1,053,740
       2,535  5.000%, 12/01/22 - FGIC Insured                              6/14 at 100.00       AAA    2,655,108

       3,300 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series      No Opt. Call       Aaa      939,774
              2000B, 0.000%, 12/01/28 - AMBAC Insured

       1,000 Butler County, Hamilton, Ohio, Limited Tax General           11/11 at 101.00       Aaa    1,089,020
              Obligation Bonds, One Renaissance Center Acquisition,
              Series 2001, 5.375%, 11/01/17 - AMBAC Insured

       1,485 New Albany Community Authority, Ohio, Community Facilities    4/12 at 100.00       AAA    1,650,251
              Revenue Refunding Bonds, Series 2001B, 5.500%, 10/01/16 -
              AMBAC Insured

       1,000 Ohio, State Appropriation Lease Bonds, Parks and Recreation  12/13 at 100.00        AA    1,082,450
              Capital Facilities, Series 2004A-II, 5.000%, 12/01/15

       1,490 Ohio, State Appropriation Lease Bonds, Mental Health          6/13 at 100.00        AA    1,597,057
              Capital Facilities, Series 2003B-II, 5.000%, 6/01/16

       1,050 Ohio Building Authority, State Facilities Bonds,              4/12 at 100.00       AAA    1,090,078
              Administrative Building Fund Projects, Series 2002A,
              5.000%, 4/01/22 - FSA Insured

       2,000 Ohio State Building Authority, State Facilities Bonds,          No Opt. Call       AAA    2,192,640
              Workers Compensation Facilities Project, Series 2003A,
              5.000%, 4/01/11 - FGIC Insured

         950 Ohio Department of Transportation, Certificates of            4/05 at 100.00       AAA      953,430
              Participation, Panhandle Rail Line, Series 1992A, 6.500%,
              4/15/12 - FSA Insured

      11,700 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call       AAA   13,718,952
              Transportation Authority, Reset Option Long Certificates
              II-R-66, Series 1996Y, 9.266%, 1/01/13 (IF)

       6,550 Puerto Rico Public Buildings Authority, Guaranteed Revenue      No Opt. Call       AAA    8,543,754
              Bonds, Reset Option Long Trust Certificates II-R56, Series
              1993L, 9.266%, 7/01/18 (IF)
----------------------------------------------------------------------------------------------------------------
             Transportation - 4.2%

       1,000 Dayton, Ohio, Airport Revenue Bonds, James M. Cox            12/13 at 100.00        AA    1,009,430
              International Airport, Series 2003C, 5.250%, 12/01/27
              (Alternative Minimum Tax) - RAAI Insured

       6,300 Dayton, Ohio, Special Facilities Revenue Refunding Bonds,     2/08 at 102.00       BB+    6,455,925
              Emery Air Freight Corporation and Emery Worldwide Airlines
              Inc. - Guarantors, Series 1998A, 5.625%, 2/01/18

       5,000 Ohio Turnpike Commission, Revenue Refunding Bonds, ROL          No Opt. Call       AA-    6,310,900
              Series II-R51, Series 1998A, 9.236%, 2/15/24 (IF)

       7,500 Ohio Turnpike Commission, Revenue Bonds, ROL II-R75,            No Opt. Call       Aaa    9,551,625
              9.236%, 2/15/12 (IF)
----------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 9.0%

         730 Athens, Ohio, Sanitary Sewer System Mortgage Revenue Bonds,  12/09 at 100.00    N/R***      838,923
              Series 1989, 7.300%, 12/01/14 (Pre-refunded to 12/01/09)

       1,000 Aurora City School District, Ohio, Unlimited Tax General     12/05 at 102.00       AAA    1,056,470
              Obligation School Improvement Bonds, Series 1995, 5.800%,
              12/01/16 (Pre-refunded to 12/01/05) - FGIC Insured

       3,000 Butler County, Ohio, Sewer System Revenue Bonds, Series      12/06 at 101.00       AAA    3,205,080
              1996, 5.250%, 12/01/21 (Pre-refunded to 12/01/06) - AMBAC
              Insured

             Cuyahoga County, Ohio, Hospital Revenue Bonds, Cleveland
             Clinic Foundation - Meridia Health System, Series 1995:
         250  6.250%, 8/15/14 (Pre-refunded to 8/15/05)                    8/05 at 102.00       AAA      262,323
       5,500  6.250%, 8/15/24 (Pre-refunded to 8/15/05)                    8/05 at 102.00       AAA    5,771,095

----
46

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** (continued)

    $  1,600 Greene County, Ohio, Water System Revenue Bonds, Series      12/07 at 102.00       AAA $  1,802,720
              1996, 6.125%, 12/01/21 (Pre-refunded to 12/01/07) - FGIC
              Insured

       1,190 Lorain, Ohio, Hospital Revenue Refunding Bonds, Lakeland      5/05 at 100.00     A1***    1,239,159
              Community Hospital Inc., Series 1992, 6.500%, 11/15/12

      11,000 Montgomery County, Ohio, Health System Revenue Bonds,         1/08 at 102.00   Baa2***   12,131,790
              Franciscan Medical Center - Dayton Campus, Series 1997,
              5.500%, 7/01/18 (Pre-refunded to 1/01/08)

       5,610 Montgomery County, Ohio, Revenue Bonds, Catholic Health       9/11 at 100.00     AA***    6,158,321
              Initiatives, Series 2001, 5.375%, 9/01/21 (Pre-refunded to
              9/01/11)

             Ohio Housing Finance Agency, Single Family Mortgage Revenue
             Bonds, Series 1985B:
       5,700  0.000%, 1/15/15 (Pre-refunded to 7/15/11) - FGIC Insured      7/11 at 70.48       AAA    3,117,330
       6,460  0.000%, 1/15/15 (Pre-refunded to 1/15/11) - FGIC Insured      1/11 at 67.04       AAA    3,433,684

         750 Ohio, Full Faith and Credit General Obligation                8/05 at 102.00    AA+***      785,558
              Infrastructure Improvement Bonds, Series 1995,
              6.200%, 8/01/13 (Pre-refunded to 8/01/05)

       5,065 Ohio Water Development Authority, Pure Water Loan Revenue       No Opt. Call       AAA    5,848,758
              Bonds, Series 1990I, 6.000%, 12/01/16 - AMBAC Insured

       2,340 Stow, Ohio, General Obligation Construction Bonds, Safety    12/05 at 102.00    Aa3***    2,481,874
              Center, Series 1995, 6.200%, 12/01/20 (Pre-refunded to
              12/01/05)

       1,910 Vandalia, Ohio, General Obligation Bonds, Series 1996,       12/06 at 101.00    Aa3***    2,062,724
              5.850%, 12/01/21 (Pre-refunded to 12/01/06)
----------------------------------------------------------------------------------------------------------------
             Utilities - 7.6%

       1,535 Cleveland Public Power System, Ohio, First Mortgage Revenue     No Opt. Call       AAA    1,067,101
              Bonds, Series 1994A, 0.000%, 11/15/13 - MBIA Insured

       2,500 Cleveland Public Power System, Ohio, First Mortgage Revenue  11/06 at 102.00       AAA    2,565,500
              Refunding Bonds, Series 1996, Subseries 1, 5.000%,
              11/15/24 - MBIA Insured

         565 Lebanon, Ohio, Electric System Mortgage Revenue Bonds,       12/10 at 101.00       AAA      626,568
              Series 2001, 5.500%, 12/01/17 - AMBAC Insured

             Ohio Municipal Electric Generation Agency, Beneficial
             Interest Certificates, Joint Venture 5, Belleville
             Hydroelectric Project, American Municipal Power Ohio Inc.,
             Series 2004:
       1,000  5.000%, 2/15/20 - AMBAC Insured                              2/14 at 100.00       AAA    1,055,430
       3,775  5.000%, 2/15/21 - AMBAC Insured                              2/14 at 100.00       AAA    3,963,675
       1,465  5.000%, 2/15/22 (DD, settling 12/01/04) - AMBAC Insured      2/14 at 100.00       AAA    1,529,182
       3,295  5.000%, 2/15/23 - AMBAC Insured                              2/14 at 100.00       AAA    3,421,660

       8,250 Ohio Air Quality Development Authority, Revenue Refunding     9/05 at 102.00       Ba1    8,334,233
              Bonds, Dayton Power and Light Company Project, Series
              1995, 6.100%, 9/01/30

       5,000 Ohio Air Quality Development Authority, Revenue Bonds, JMG    4/07 at 102.00       AAA    5,314,900
              Funding Limited Partnership Project, Series 1997, 5.625%,
              1/01/23 (Alternative Minimum Tax) - AMBAC Insured

         500 Ohio Water Development Authority, Collateralized Water        2/05 at 100.00      BBB-      511,675
              Revenue Refunding Bonds, Dayton Power and Light Company,
              Series 1992A, 6.400%, 8/15/27

       8,550 Ohio Water Development Authority, Solid Waste Disposal        9/08 at 102.00       N/R    8,468,604
              Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%,
              9/01/20 (Alternative Minimum Tax)

       1,545 Puerto Rico Electric Power Authority, Power Revenue             No Opt. Call        A-      911,148
              Refunding Bonds, Series 1989O, 0.000%, 7/01/17

       4,460 Puerto Rico Industrial, Tourist, Educational, Medical and     6/10 at 101.00      Baa3    4,813,232
              Environmental Control Facilities Financing Authority,
              Co-Generation Facility Revenue Bonds, Series 2000A,
              6.625%, 6/01/26 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Water and Sewer - 5.0%

       2,000 Cincinnati, Ohio, Water System Revenue Bonds, Series 2003,    6/11 at 100.00       AA+    2,063,220
              5.000%, 12/01/23

             Cincinnati, Ohio, Water System Revenue Bonds, ROLS
             RR-II-R212:
       1,300  11.386%, 12/01/11 (IF)                                       6/11 at 100.00       AAA    1,673,932
       1,640  11.393%, 12/01/12 (IF)                                       6/11 at 100.00       AAA    2,060,545
         550  11.431%, 12/01/13 (IF)                                       6/11 at 100.00       AAA      689,557

----
47

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

    $ 10,000 Cleveland, Ohio, Waterworks First Mortgage Revenue              No Opt. Call       AAA $ 11,363,900
              Refunding and Improvement Bonds, Series 1993G, 5.500%,
              1/01/21 - MBIA Insured

       1,160 Hebron, Ohio, Mortgage Revenue Bonds, Waterworks System       6/14 at 100.00       N/R    1,168,480
              Improvements, Series 2004, 5.875%, 12/01/25

       4,260 Ohio Water Development Authority, Community Assistance       12/07 at 102.00       AAA    4,563,823
              Bonds, Series 1997, 5.375%, 12/01/24 - AMBAC Insured

       2,000 Ohio Water Development Authority, Revenue Bonds, Fresh        6/08 at 101.00       AAA    2,102,200
              Water Development, Series 1998, 5.125%, 12/01/23 - AMBAC
              Insured

       1,255 Ohio Water Development Authority, Revenue Bonds, Fresh        6/14 at 100.00       AAA    1,391,092
              Water Development, Series 2004, 5.250%, 12/01/15

         620 Toledo, Ohio, Sewerage System Mortgage Revenue Bonds,        11/06 at 100.00       AAA      634,365
              Series 1994, 6.350%, 11/15/17 - AMBAC Insured

         390 Toledo, Ohio, Water System Mortgage Revenue Bonds, Series    11/06 at 100.00       AAA      399,182
              1994, 6.450%, 11/15/24 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------
    $525,235 Total Long-Term Investments (cost $518,533,057) - 98.8%                                 553,414,976
----------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.4%

       2,000 Cleveland, Ohio, Income Tax Revenue Bonds, Variable Rate                           A-1    2,000,000
              Demand Obligations, Series 1994, 1.600%, 5/15/24 - AMBAC
              Insured +
----------------------------------------------------------------------------------------------------------------
    $  2,000 Total Short-Term Investments (cost $2,000,000)                                            2,000,000
----------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $520,533,057) - 99.2%                                           555,414,976
             --------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.8%                                                      4,711,668
             --------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $560,126,644
             --------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (DD)Security purchased on a delayed delivery basis.
          (WI)Security purchased on a when-issued basis.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
          (IF)Inverse floating rate security.

                                See accompanying notes to financial statements.

----
48

Portfolio of Investments (Unaudited)
NUVEEN WISCONSIN MUNICIPAL BOND FUND
November 30, 2004

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 5.7%

     $   475 Ashland Housing Authority, Wisconsin, Student Housing         4/08 at 100.00       Aaa $   481,840
              Revenue Bonds, Northland College Project, Series 1998,
              5.100%, 4/01/18

         500 Madison Community Development Authority, Wisconsin, Revenue  11/06 at 102.00       AA-     525,215
              Bonds, Fluno Center Project, Series 1998A, 5.000%, 11/01/20

         370 Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00       BBB     375,495
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, Ana G. Mendez University
              System, Series 1999, 5.375%, 2/01/29

         200 Puerto Rico Industrial, Tourist, Educational, Medical and     9/11 at 100.00       BBB     205,704
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, University of the Sacred
              Heart, Series 2001, 5.250%, 9/01/21

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and    12/12 at 101.00       BBB   1,030,770
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Refunding Bonds, Ana G. Mendez
              University System, Series 2002, 5.500%, 12/01/31
---------------------------------------------------------------------------------------------------------------
             Healthcare - 2.1%

         500 Puerto Rico Industrial, Tourist, Educational, Medical and     1/05 at 102.00       AAA     518,405
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series
              1995A, 6.250%, 7/01/24 - MBIA Insured

         450 Puerto Rico Industrial, Tourist, Educational, Medical and     8/05 at 101.50       AAA     467,213
              Environmental Control Facilities Financing Authority,
              FHA-Insured Mortgage Hospital Revenue Bonds, Doctor Pila
              Hospital, Series 1995A, 5.875%, 8/01/12
---------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 9.6%

         675 Kenosha Housing Authority, Wisconsin, GNMA Collateralized     5/08 at 102.00       N/R     700,623
              Multifamily Housing Revenue Bonds, Villa Ciera Inc.
              Project, Series 2000A, 5.900%, 11/20/30

         570 Lake Delton Community Development Agency, Wisconsin, GNMA     1/12 at 102.00       N/R     579,673
              Collateralized Multifamily Housing Revenue Bonds, Woodland
              Park Project, Series 2001, 5.300%, 2/20/31 (Alternative
              Minimum Tax)

       1,000 Madison Community Development Authority, Wisconsin, GNMA      9/06 at 102.00       AAA   1,011,010
              Multifamily Housing Revenue Refunding Bonds, Greentree
              Glen Apartments, Series 1999A, 5.500%, 9/20/29
              (Alternative Minimum Tax)

         200 Milwaukee Redevelopment Authority, Wisconsin, FHA-Insured     8/07 at 102.00       N/R     208,178
              Multifamily Housing Revenue Bonds, City Hall Square
              Apartments, Series 1993, 6.000%, 8/01/22 (Alternative
              Minimum Tax)

         500 Sheboygan Housing Authority, Wisconsin, GNMA Multifamily      5/06 at 102.00       AAA     504,290
              Revenue Refunding Bonds, Lake Shore Apartments, Series
              1998A, 5.100%, 11/20/26

         300 Walworth County Housing Authority, Wisconsin, FHA-Insured     9/05 at 102.00       N/R     306,708
              Housing Revenue Bonds, Kiwanis Heritage Inc. Senior
              Apartments, Series 1997, 5.550%, 9/01/22

             Waukesha Housing Authority, Wisconsin, GNMA Collateralized
             Mortgage Loan Multifamily Housing Revenue Refunding Bonds,
             Westgrove Woods Project, Series 1996A:
         350  5.800%, 12/01/18 (Alternative Minimum Tax)                  12/06 at 102.00       AAA     361,722
         750  6.000%, 12/01/31 (Alternative Minimum Tax)                  12/06 at 102.00       AAA     765,330
---------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 0.6%

         190 Puerto Rico Housing Bank and Finance Agency, Affordable       4/05 at 102.00       AAA     194,908
              Housing Mortgage Subsidy Program Single Family Mortgage
              Revenue Bonds, Series 1995I, 6.250%, 4/01/29 (Alternative
              Minimum Tax)

          90 Virgin Islands Housing Finance Corporation, Single Family     3/05 at 102.00       AAA      92,029
              Mortgage Revenue Refunding Bonds, GNMA Mortgage-Backed
              Securities Program, Series 1995A, 6.450%, 3/01/16
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------
             Long-Term Care - 2.4%

       1,120 Waukesha County Housing Authority, Wisconsin, Housing        12/04 at 101.00       N/R   1,121,299
              Revenue Bonds, Arboretum Project, Series 1998, 5.250%,
              12/01/21 (Alternative Minimum Tax) (Mandatory put 12/01/12)
---------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 3.5%

         250 Guam, General Obligation Bonds, Series 1993A, 5.400%,         5/05 at 101.00         B     247,868
              11/15/18

       1,200 Puerto Rico, General Obligation and Public Improvement          No Opt. Call       AAA   1,378,692
              Refunding Bonds, Series 2001A, 5.500%, 7/01/14 - FSA
              Insured

----
49

Portfolio of Investments (Unaudited)
NUVEEN WISCONSIN MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 60.3%

     $ 1,500 Ashwaubenon Community Development Authority, Wisconsin,       6/12 at 100.00       Aa2 $ 1,543,500
              Lease Revenue Refunding Bonds, Arena Project, Series 2002,
              5.150%, 6/01/29

       1,500 Cudahy Community Development Authority, Wisconsin,            6/06 at 100.00       N/R   1,577,295
              Redevelopment Lease Revenue Bonds, Series 1995, 6.000%,
              6/01/11

       1,000 De Forest Redevelopment Authority, Wisconsin, Redevelopment   2/08 at 100.00       N/R   1,018,160
              Lease Revenue Bonds, Series 1999B, 5.100%, 2/01/18

         100 Glendale Community Development Authority, Wisconsin,         10/11 at 100.00        A3     105,374
              Community Development Lease Revenue Refunding Bonds, Tax
              Increment District 6, Series 2001, 5.000%, 10/01/19

       2,000 Glendale Community Development Authority, Wisconsin,         10/14 at 100.00        A3   2,063,400
              Community Development Lease Revenue Bonds, Bayshore Public
              Parking Project, Series 2004A, 5.000%, 10/01/24 (WI,
              settling 12/15/04)

         350 Green Bay Brown County Professional Football Stadium          2/11 at 100.00       AAA     368,186
              District, Wisconsin, Sales Tax Revenue Bonds, Lambeau
              Field Renovation Project, Series 2001A, 5.000%, 2/01/19 -
              AMBAC Insured

             Green Bay Redevelopment Authority, Wisconsin, Lease Revenue
             Bonds, Convention Center Project, Series 1999A:
       1,300  5.250%, 6/01/24                                              6/09 at 100.00       Aa2   1,372,930
       1,650  5.100%, 6/01/29                                              6/09 at 100.00       Aa2   1,694,336

         500 Jackson Community Development Authority, Wisconsin, Revenue  12/09 at 100.00       N/R     505,250
              Refunding Bonds, Series 1999, 5.100%, 12/01/17

         960 Madison Community Development Authority, Wisconsin, Lease     3/12 at 100.00       Aa2     952,560
              Revenue Refunding Bonds, Monona Terrace, Series 2002,
              4.375%, 3/01/20

             Milwaukee Redevelopment Authority, Wisconsin, Revenue
             Bonds, Summerfest Project, Series 2001:
         400  4.850%, 8/01/17                                              8/11 at 100.00         A     413,928
       1,000  4.950%, 8/01/20                                              8/11 at 100.00         A   1,034,180

       2,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue   8/12 at 100.00       AAA   2,056,560
              Bonds, Neighborhood Public Schools Initiative, Series
              2002A, 4.875%, 8/01/21 - AMBAC Insured

       2,500 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue   8/13 at 100.00       AAA   2,637,975
              Bonds, Public Schools, Series 2003A, 5.125%, 8/01/21 -
              AMBAC Insured

       1,000 Onalaska Community Development Authority, Wisconsin,         10/13 at 100.00        A3   1,005,290
              Community Development Lease Revenue Bonds, Series 2003,
              4.875%, 10/01/27

             Southeast Wisconsin Professional Baseball Park District,
             Sales Tax Revenue Refunding Bonds, Series 1998A:
         850  5.500%, 12/15/18 - MBIA Insured                                No Opt. Call       AAA     973,616
         400  5.500%, 12/15/19 - MBIA Insured                                No Opt. Call       AAA     457,784
       2,195  5.500%, 12/15/20 - MBIA Insured                                No Opt. Call       AAA   2,518,631
         500  5.500%, 12/15/26 - MBIA Insured                                No Opt. Call       AAA     562,285

         375 Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin,  10/08 at 100.00       N/R     383,906
              Lease Revenue Bonds, Series 1998A, 5.200%, 10/01/21

         600 Virgin Islands Public Finance Authority, Senior Lien         10/08 at 101.00       BBB     612,798
              Revenue Refunding Bonds, Matching Fund Loan Notes, Series
              1998A, 5.625%, 10/01/25

         500 Wauwatosa Redevelopment Authority, Milwaukee County,         12/07 at 100.00       AAA     543,550
              Wisconsin, Lease Revenue Bonds, Series 1997, 5.650%,
              12/01/16 - MBIA Insured

       1,000 Weston Community Development Authority, Wisconsin, Lease     10/14 at 100.00       N/R   1,075,900
              Revenue Bonds, Series 2004A, 5.250%, 10/01/21

             Wisconsin Center District, Junior Dedicated Tax Revenue
             Refunding Bonds, Series 1999:
       1,000  5.250%, 12/15/23 - FSA Insured                                 No Opt. Call       AAA   1,106,760
         500  5.250%, 12/15/27 - FSA Insured                                 No Opt. Call       AAA     540,280

       2,000 Wisconsin Center District, Senior Dedicated Tax Revenue         No Opt. Call       AAA     564,680
              Refunding Bonds, Series 2003A, 0.000%, 12/15/28 - FSA
              Insured
---------------------------------------------------------------------------------------------------------------
             Transportation - 0.3%

         180 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00       CCC     126,329
              Bonds, American Airlines Inc., Series 1996A, 6.250%,
              6/01/26 (Alternative Minimum Tax)

----
50

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 14.0%

             Ashwaubenon Community Development Authority, Wisconsin,
             Lease Revenue Bonds, Arena Project, Series 1999A:
     $ 2,000  5.700%, 6/01/24 (Pre-refunded to 6/01/09)                    6/09 at 100.00    Aa2*** $ 2,238,560
         700  5.800%, 6/01/29 (Pre-refunded to 6/01/09)                    6/09 at 100.00    Aa2***     786,373

       1,000 Glendale Community Development Authority, Wisconsin,          9/08 at 100.00    N/R***   1,097,390
              Community Development Lease Revenue Bonds, Series 1998A,
              5.400%, 9/01/18 (Pre-refunded to 9/01/08)

         300 Madison Community Development Authority, Wisconsin, Lease     3/05 at 100.00    Aa2***     303,120
              Revenue Bonds, Monona Terrace Community and Convention
              Center, Series 1995, 6.100%, 3/01/10 (Pre-refunded to
              3/01/05)

         250 Puerto Rico Infrastructure Financing Authority, Special      10/10 at 101.00       AAA     278,008
              Obligation Bonds, Series 2000A, 5.375%, 10/01/16

         600 Southeast Wisconsin Professional Baseball Park District,      3/07 at 101.00       AAA     651,996
              Sales Tax Revenue Bonds, Series 1996, 5.800%, 12/15/26
              (Pre-refunded to 3/13/07) - MBIA Insured

       1,000 Wisconsin Center District, Junior Dedicated Tax Revenue      12/06 at 101.00       AAA   1,078,366
              Bonds, Series 1996B, 5.700%, 12/15/20 (Pre-refunded to
              12/15/06)
---------------------------------------------------------------------------------------------------------------
     $44,400 Total Long-Term Investments (cost $43,601,427) - 98.5%                                  45,326,228
---------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.5%                                                       712,916
             -------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $46,039,144
             -------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (WI)Security purchased on a when-issued basis.

                                See accompanying notes to financial statements.

----
51

Statement of Assets and Liabilities (Unaudited)
November 30, 2004

                                      Kansas      Kentucky      Michigan      Missouri          Ohio    Wisconsin
-----------------------------------------------------------------------------------------------------------------
Assets
Investments, at market value
 (cost $120,694,639,
 $455,625,761, $233,169,902,
 $245,900,896, $520,533,057
 and $43,601,427,
 respectively)                 $126,934,951  $477,117,234  $250,032,171  $256,813,398  $555,414,976  $45,326,228
Cash                                     --            --            --            --            --      467,338
Receivables:
 Interest                         1,788,157     6,229,363     2,633,182     3,797,132     9,922,804      838,940
 Investments sold                   850,000     3,972,900     2,220,836     4,531,743    14,073,705    1,700,920
 Shares sold                         57,400       299,017       400,494        14,009       540,060       17,505
Other assets                            250        29,137        17,205         4,034        36,985           84
-----------------------------------------------------------------------------------------------------------------
   Total assets                 129,630,758   487,647,651   255,303,888   265,160,316   579,988,530   48,351,015
-----------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                       52,332       265,305     2,178,180     1,277,879     5,180,773           --
Payables:
 Investments purchased            1,049,260     1,292,436            --     2,654,929    11,590,264    2,078,360
 Shares redeemed                     31,612       313,756     1,605,921       227,116       440,489       36,122
Accrued expenses:
 Management fees                     57,519       211,031       111,771       115,249       243,277       20,611
 12b-1 distribution and
   service fees                      38,009       113,138        61,002        57,865       106,459       12,614
 Other                               33,466       148,391        92,238        71,919       204,466       16,545
Dividends payable                   445,658     1,755,136       877,123       931,294     2,096,158      147,619
-----------------------------------------------------------------------------------------------------------------
   Total liabilities              1,707,856     4,099,193     4,926,235     5,336,251    19,861,886    2,311,871
-----------------------------------------------------------------------------------------------------------------
Net assets                     $127,922,902  $483,548,458  $250,377,653  $259,824,065  $560,126,644  $46,039,144
-----------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                     $ 93,524,389  $416,227,922  $179,045,379  $230,189,905  $350,940,503  $36,502,767
Shares outstanding                8,957,808    37,557,848    15,333,496    20,901,135    30,668,145    3,522,513
Net asset value per share      $      10.44  $      11.08  $      11.68  $      11.01  $      11.44  $     10.36
Offering price per share (net
 asset value per share
 plus maximum sales charge of
 4.20% of offering price)      $      10.90  $      11.57  $      12.19  $      11.49  $      11.94  $     10.81
-----------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                     $ 11,073,690  $ 20,881,770  $  9,734,667  $  9,047,915  $ 26,210,410  $ 4,792,099
Shares outstanding                1,068,816     1,883,540       832,043       821,030     2,293,834      461,527
Net asset value and offering
 price per share               $      10.36  $      11.09  $      11.70  $      11.02  $      11.43  $     10.38
-----------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                     $ 22,130,905  $ 44,884,385  $ 37,906,296  $ 20,080,791  $ 44,735,558  $ 4,591,034
Shares outstanding                2,117,711     4,054,137     3,249,401     1,824,394     3,917,485      441,957
Net asset value and offering
 price per share               $      10.45  $      11.07  $      11.67  $      11.01  $      11.42  $     10.39
-----------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                     $  1,193,918  $  1,554,381  $ 23,691,311  $    505,454  $138,240,173  $   153,244
Shares outstanding                  113,843       140,420     2,028,516        45,841    12,093,715       14,727
Net asset value and offering
 price per share               $      10.49  $      11.07  $      11.68  $      11.03  $      11.43  $     10.41
-----------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
-----------------------------------------------------------------------------------------------------------------
Capital paid-in                $124,118,115  $462,151,560  $233,699,833  $249,968,493  $526,769,915  $44,331,545
Undistributed
 (Over-distribution of) net
 investment income                 (174,653)     (477,867)     (247,215)     (100,550)      (58,262)     (13,572)
Accumulated net realized gain
 (loss) from investments         (2,260,872)      383,292        62,766      (956,380)   (1,466,928)      (3,630)
Net unrealized appreciation
 of investments                   6,240,312    21,491,473    16,862,269    10,912,502    34,881,919    1,724,801
-----------------------------------------------------------------------------------------------------------------
Net assets                     $127,922,902  $483,548,458  $250,377,653  $259,824,065  $560,126,644  $46,039,144
-----------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
52

Statement of Operations (Unaudited)
Six Months Ended November 30, 2004

                                    Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
----------------------------------------------------------------------------------------------------------
Investment Income              $3,306,108  $12,755,395  $ 6,670,048  $ 6,821,597  $15,115,998  $1,203,479
----------------------------------------------------------------------------------------------------------
Expenses
Management fees                   348,819    1,283,291      683,288      702,496    1,483,216     132,263
12b-1 service fees - Class A       93,209      416,022      181,953      230,244      350,807      38,854
12b-1 distribution and
 service fees - Class B            52,659       99,956       46,594       44,970      125,117      22,855
12b-1 distribution and
 service fees - Class C            83,782      169,586      141,128       76,770      166,938      17,361
Shareholders' servicing agent
 fees and expenses                 38,895      122,975       76,580       62,353      173,645      13,837
Custodian's fees and expenses      23,787       61,560       35,104       43,360       73,528      14,144
Trustees' fees and expenses         1,966        7,492        3,953        3,176        7,596         739
Professional fees                   7,177       13,943        8,834        8,630       14,601       3,973
Shareholders' reports -
 printing and mailing expenses      6,982       27,088       18,322       13,505       39,141       2,832
Federal and state
 registration fees                  4,462        5,331        6,668        6,017        4,693       4,061
Other expenses                      2,479        8,898        5,736        4,719       10,269         955
----------------------------------------------------------------------------------------------------------
Total expenses before
 custodian fee credit             664,217    2,216,142    1,208,160    1,196,240    2,449,551     251,874
 Custodian fee credit              (2,870)     (11,261)      (4,415)     (11,475)      (9,547)     (1,866)
----------------------------------------------------------------------------------------------------------
Net expenses                      661,347    2,204,881    1,203,745    1,184,765    2,440,004     250,008
----------------------------------------------------------------------------------------------------------
Net investment income           2,644,761   10,550,514    5,466,303    5,636,832   12,675,994     953,471
----------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain
 from Investments
Net realized gain from
 investments                      500,491    2,350,498      552,821      227,247      324,025     500,564
Net change in unrealized
 appreciation (depreciation)
 of investments                 2,473,838    6,516,380    4,532,274    5,285,398   12,928,524     485,321
----------------------------------------------------------------------------------------------------------
Net gain from investments       2,974,329    8,866,878    5,085,095    5,512,645   13,252,549     985,885
----------------------------------------------------------------------------------------------------------
Net increase in net assets
 from operations               $5,619,090  $19,417,392  $10,551,398  $11,149,477  $25,928,543  $1,939,356
----------------------------------------------------------------------------------------------------------





                                See accompanying notes to financial statements.

----
53

Statement of Changes in Net Assets (Unaudited)

                                                     Kansas                         Kentucky
                                         ------------------------------  ------------------------------
                                         Six Months Ended     Year Ended Six Months Ended     Year Ended
                                                 11/30/04        5/31/04         11/30/04        5/31/04
--------------------------------------------------------------------------------------------------------
Operations
Net investment income                        $  2,644,761  $  5,778,679      $ 10,550,514  $ 22,222,767
Net realized gain (loss) from
 investments                                      500,491    (1,665,829)        2,350,498    (1,975,667)
Net change in unrealized appreciation
 (depreciation) of investments                  2,473,838    (5,728,328)        6,516,380   (16,569,142)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                5,619,090    (1,615,478)       19,417,392     3,677,958
--------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                       (2,011,728)   (4,349,593)       (9,340,165)  (19,890,380)
 Class B                                         (198,858)     (440,052)         (392,964)     (841,490)
 Class C                                         (424,098)   (1,002,336)         (892,147)   (2,003,684)
 Class R                                          (27,382)      (54,894)          (32,073)      (58,747)
From accumulated net realized gains
 from investment transactions:
 Class A                                               --            --                --    (1,451,394)
 Class B                                               --            --                --       (73,792)
 Class C                                               --            --                --      (163,017)
 Class R                                               --            --                --        (4,045)
--------------------------------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders                 (2,662,066)   (5,846,875)      (10,657,349)  (24,486,549)
--------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                    4,610,546    14,588,942        14,358,510    41,174,702
Proceeds from shares issued to
 shareholders due
 to reinvestment of distributions               1,247,601     2,860,449         5,191,005    12,028,415
--------------------------------------------------------------------------------------------------------
                                                5,858,147    17,449,391        19,549,515    53,203,117
Cost of shares redeemed                        (8,496,734)  (24,476,334)      (22,333,156)  (54,176,868)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions                  (2,638,587)   (7,026,943)       (2,783,641)     (973,751)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets             318,437   (14,489,296)        5,976,402   (21,782,342)
Net assets at the beginning of period         127,604,465   142,093,761       477,572,056   499,354,398
--------------------------------------------------------------------------------------------------------
Net assets at the end of period              $127,922,902  $127,604,465      $483,548,458  $477,572,056
--------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of)
 net investment income at the end of
 period                                      $   (174,653) $   (157,348)     $   (477,867) $   (371,032)
--------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
54

                                                                                 Michigan
                                                                      ------------------------------
                                                                      Six Months Ended     Year Ended
                                                                              11/30/04        5/31/04
------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                     $  5,466,303  $ 12,067,974
Net realized gain (loss) from investments                                      552,821      (381,658)
Net change in unrealized appreciation (depreciation) of investments          4,532,274   (12,892,193)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                       10,551,398    (1,205,877)
------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                   (4,043,063)   (8,999,938)
  Class B                                                                     (179,254)     (426,071)
  Class C                                                                     (729,064)   (1,693,924)
  Class R                                                                     (555,394)   (1,182,789)
From accumulated net realized gains from investment transactions:
  Class A                                                                           --    (2,004,173)
  Class B                                                                           --      (114,034)
  Class C                                                                           --      (422,817)
  Class R                                                                           --      (251,531)
------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                   (5,506,775)  (15,095,277)
------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                                 9,134,960    19,888,293
Proceeds from shares issued to shareholders due
 to reinvestment of distributions                                            2,078,328     5,922,909
------------------------------------------------------------------------------------------------------
                                                                            11,213,288    25,811,202
Cost of shares redeemed                                                    (16,477,398)  (43,387,219)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions          (5,264,110)  (17,576,017)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                         (219,487)  (33,877,171)
Net assets at the beginning of period                                      250,597,140   284,474,311
------------------------------------------------------------------------------------------------------
Net assets at the end of period                                           $250,377,653  $250,597,140
------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of period                                                                $   (247,215) $   (206,743)
------------------------------------------------------------------------------------------------------

                                                                                 Missouri
                                                                      ------------------------------
                                                                      Six Months Ended     Year Ended
                                                                              11/30/04        5/31/04
-----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                     $  5,636,832  $ 11,707,553
Net realized gain (loss) from investments                                      227,247       443,606
Net change in unrealized appreciation (depreciation) of investments          5,285,398   (12,919,701)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                       11,149,477      (768,542)
-----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                   (5,028,258)  (10,177,283)
  Class B                                                                     (170,719)     (410,400)
  Class C                                                                     (392,131)     (888,249)
  Class R                                                                      (11,420)      (23,566)
From accumulated net realized gains from investment transactions:
  Class A                                                                           --            --
  Class B                                                                           --            --
  Class C                                                                           --            --
  Class R                                                                           --            --
-----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                   (5,602,528)  (11,499,498)
-----------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                                10,920,292    24,186,720
Proceeds from shares issued to shareholders due
 to reinvestment of distributions                                            2,461,580     5,132,188
-----------------------------------------------------------------------------------------------------
                                                                            13,381,872    29,318,908
Cost of shares redeemed                                                    (12,476,871)  (33,456,713)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions             905,001    (4,137,805)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                        6,451,950   (16,405,845)
Net assets at the beginning of period                                      253,372,115   269,777,960
-----------------------------------------------------------------------------------------------------
Net assets at the end of period                                           $259,824,065  $253,372,115
-----------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of period                                                                $   (100,550) $   (134,854)
-----------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
55

                                                      Ohio                          Wisconsin
                                         ------------------------------  ------------------------------
                                         Six Months Ended     Year Ended Six Months Ended     Year Ended
                                                 11/30/04        5/31/04         11/30/04        5/31/04
--------------------------------------------------------------------------------------------------------
Operations
Net investment income                        $ 12,675,994  $ 27,168,316       $   953,471  $  1,992,279
Net realized gain (loss) from
 investments                                      324,025     1,763,995           500,564       389,437
Net change in unrealized appreciation
 (depreciation) of investments                 12,928,524   (33,135,955)          485,321    (2,742,604)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                               25,928,543    (4,203,644)        1,939,356      (360,888)
--------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                       (7,923,390)  (17,203,763)         (782,989)   (1,678,781)
 Class B                                         (498,563)   (1,085,124)          (79,050)     (174,560)
 Class C                                         (891,199)   (1,982,379)          (80,128)     (173,583)
 Class R                                       (3,321,333)   (7,215,607)           (3,304)       (7,838)
From accumulated net realized gains
 from investment transactions:
 Class A                                               --            --                --            --
 Class B                                               --            --                --            --
 Class C                                               --            --                --            --
 Class R                                               --            --                --            --
--------------------------------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders                (12,634,485)  (27,486,873)         (945,471)   (2,034,762)
--------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                   16,622,523    37,222,137         2,579,165     6,672,641
Proceeds from shares issued to
 shareholders due to reinvestment of
 distributions                                  6,145,351    13,107,814           528,918     1,197,776
--------------------------------------------------------------------------------------------------------
                                               22,767,874    50,329,951         3,108,083     7,870,417
Cost of shares redeemed                       (34,062,175)  (79,991,538)       (6,473,362)  (10,096,228)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions                 (11,294,301)  (29,661,587)       (3,365,279)   (2,225,811)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets           1,999,757   (61,352,104)       (2,371,394)   (4,621,461)
Net assets at the beginning of period         558,126,887   619,478,991        48,410,538    53,031,999
--------------------------------------------------------------------------------------------------------
Net assets at the end of period              $560,126,644  $558,126,887       $46,039,144  $ 48,410,538
--------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of)
 net investment income at the
 end of period                               $    (58,262) $    (99,771)      $   (13,572) $    (21,572)
--------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
56

++Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust IV (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Kansas Municipal Bond Fund ("Kansas"), Nuveen Kentucky Municipal Bond Fund ("Kentucky"), Nuveen Michigan Municipal Bond Fund ("Michigan"), Nuveen Missouri Municipal Bond Fund ("Missouri"), Nuveen Ohio Municipal Bond Fund ("Ohio") and Nuveen Wisconsin Municipal Bond Fund ("Wisconsin") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2004, Kansas, Missouri, Ohio, and Wisconsin had outstanding when-issued or delayed delivery purchase commitments of $1,049,260, $2,654,929, $5,131,637 and $2,078,360. There were no such outstanding purchase commitments in Kentucky or Michigan.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.


----
57

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the six months ended November 30, 2004, Kentucky, Michigan and Ohio invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Kansas, Missouri and Wisconsin did not invest in any such securities during the six months ended November 30, 2004.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


----
58

2. Fund Shares

Transactions in Fund shares were as follows:

                                                               Kansas
                                         --------------------------------------------------
                                             Six Months Ended             Year Ended
                                                 11/30/04                   5/31/04
                                         ------------------------  ------------------------
                                              Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------
Shares sold:
 Class A                                    295,783    $3,087,035     793,968  $  8,303,025
 Class B                                     31,775       329,313      59,064       615,299
 Class C                                    113,939     1,188,598     526,585     5,524,723
 Class R                                        530         5,600      13,736       145,895
Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                     88,920       922,710     200,112     2,092,048
 Class B                                      8,401        86,532      19,035       197,536
 Class C                                     22,560       234,341      53,905       564,187
 Class R                                        385         4,018         636         6,678
--------------------------------------------------------------------------------------------
                                            562,293     5,858,147   1,667,041    17,449,391
--------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                   (424,293)   (4,391,833) (1,557,318)  (16,264,216)
 Class B                                    (58,412)     (604,200)   (188,261)   (1,938,824)
 Class C                                   (336,213)   (3,452,601)   (586,380)   (6,086,120)
 Class R                                     (4,611)      (48,100)    (17,937)     (187,174)
--------------------------------------------------------------------------------------------
                                           (823,529)   (8,496,734) (2,349,896)  (24,476,334)
--------------------------------------------------------------------------------------------
Net increase (decrease)                    (261,236)  $(2,638,587)   (682,855) $ (7,026,943)
--------------------------------------------------------------------------------------------

                                                              Kentucky
                                         --------------------------------------------------
                                             Six Months Ended             Year Ended
                                                 11/30/04                   5/31/04
                                         ------------------------  ------------------------
                                              Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------
Shares sold:
 Class A                                  1,079,644  $ 11,990,016   2,858,255  $ 31,892,416
 Class B                                     46,103       511,880     249,021     2,763,418
 Class C                                    147,614     1,635,134     572,512     6,394,052
 Class R                                     19,845       221,480      11,133       124,816
Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                    406,649     4,488,578     932,474    10,375,268
 Class B                                     19,542       215,845      45,210       503,135
 Class C                                     41,818       461,052      98,888     1,099,196
 Class R                                      2,315        25,530       4,573        50,816
--------------------------------------------------------------------------------------------
                                          1,763,530    19,549,515   4,772,066    53,203,117
--------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                 (1,619,810)  (17,890,598) (3,709,929)  (41,162,021)
 Class B                                    (99,955)   (1,102,732)   (244,740)   (2,709,713)
 Class C                                   (303,058)   (3,339,826)   (930,718)  (10,295,377)
 Class R                                         --            --        (899)       (9,757)
--------------------------------------------------------------------------------------------
                                         (2,022,823)  (22,333,156) (4,886,286)  (54,176,868)
--------------------------------------------------------------------------------------------
Net increase (decrease)                    (259,293) $ (2,783,641)   (114,220) $   (973,751)
--------------------------------------------------------------------------------------------


----
59

                                                                       Michigan
                                                  --------------------------------------------------
                                                      Six Months Ended             Year Ended
                                                          11/30/04                   5/31/04
                                                  ------------------------  ------------------------
                                                       Shares        Amount      Shares        Amount
-----------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                            604,108  $  7,028,551   1,173,770  $ 13,773,949
  Class B                                             23,443       273,117     103,810     1,221,861
  Class C                                            146,893     1,715,539     344,503     4,053,427
  Class R                                             10,194       117,753      71,099       839,056
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                            119,531     1,388,693     341,045     4,005,239
  Class B                                              5,539        64,511      17,765       208,791
  Class C                                             21,496       249,537      60,648       711,144
  Class R                                             32,310       375,587      84,936       997,735
-----------------------------------------------------------------------------------------------------
                                                     963,514    11,213,288   2,197,576    25,811,202
-----------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                         (1,113,602)  (12,955,574) (2,625,909)  (30,776,396)
  Class B                                            (78,834)     (912,966)   (157,814)   (1,844,648)
  Class C                                           (147,441)   (1,713,298)   (774,769)   (9,064,066)
  Class R                                            (77,120)     (895,560)   (144,833)   (1,702,109)
-----------------------------------------------------------------------------------------------------
                                                  (1,416,997)  (16,477,398) (3,703,325)  (43,387,219)
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                             (453,483) $ (5,264,110) (1,505,749) $(17,576,017)
-----------------------------------------------------------------------------------------------------

                                                                       Missouri
                                                  --------------------------------------------------
                                                      Six Months Ended             Year Ended
                                                          11/30/04                   5/31/04
                                                  ------------------------  ------------------------
                                                       Shares        Amount      Shares        Amount
-----------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                            923,885  $ 10,052,765   1,896,429  $ 20,766,655
  Class B                                             25,060       277,652     106,461     1,175,381
  Class C                                             52,853       579,835     204,008     2,244,513
  Class R                                                911        10,040          15           171
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                            204,856     2,243,587     418,334     4,614,441
  Class B                                              8,133        89,110      18,993       209,608
  Class C                                             11,625       127,146      27,661       305,073
  Class R                                                158         1,737         278         3,066
-----------------------------------------------------------------------------------------------------
                                                   1,227,481    13,381,872   2,672,179    29,318,908
-----------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                           (815,844)   (8,962,951) (2,434,553)  (26,768,972)
  Class B                                            (95,883)   (1,053,190)   (295,500)   (3,248,762)
  Class C                                           (226,353)   (2,460,730)   (311,727)   (3,408,979)
  Class R                                                 --            --      (2,688)      (30,000)
-----------------------------------------------------------------------------------------------------
                                                  (1,138,080)  (12,476,871) (3,044,468)  (33,456,713)
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                               89,401  $    905,001    (372,289) $ (4,137,805)
-----------------------------------------------------------------------------------------------------


----
60

                                                                         Ohio
                                                  --------------------------------------------------
                                                      Six Months Ended             Year Ended
                                                          11/30/04                   5/31/04
                                                  ------------------------  ------------------------
                                                       Shares        Amount      Shares        Amount
-----------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                          1,152,597  $ 13,168,205   2,304,454  $ 26,549,245
  Class B                                             58,440       668,652     267,211     3,083,903
  Class C                                            173,107     1,980,686     489,022     5,609,952
  Class R                                             71,218       804,980     171,767     1,979,037
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                            291,636     3,315,067     599,545     6,881,391
  Class B                                             15,662       177,807      34,215       392,111
  Class C                                             29,969       339,983      66,384       760,754
  Class R                                            203,687     2,312,494     442,465     5,073,558
-----------------------------------------------------------------------------------------------------
                                                   1,996,316    22,767,874   4,375,063    50,329,951
-----------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                         (1,900,066)  (21,558,435) (4,517,200)  (51,533,122)
  Class B                                           (115,670)   (1,316,330)   (352,580)   (4,031,327)
  Class C                                           (282,919)   (3,196,826)   (894,505)  (10,208,729)
  Class R                                           (703,180)   (7,990,584) (1,243,807)  (14,218,360)
-----------------------------------------------------------------------------------------------------
                                                  (3,001,835)  (34,062,175) (7,008,092)  (79,991,538)
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                           (1,005,519) $(11,294,301) (2,633,029) $(29,661,587)
-----------------------------------------------------------------------------------------------------

                                                                       Wisconsin
                                                  --------------------------------------------------
                                                      Six Months Ended             Year Ended
                                                          11/30/04                   5/31/04
                                                  ------------------------  ------------------------
                                                       Shares        Amount      Shares        Amount
-----------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                            174,959    $1,816,416     464,905  $  4,873,006
  Class B                                             24,756       251,445      38,553       404,420
  Class C                                             49,300       511,167     132,785     1,393,067
  Class R                                                 14           137         197         2,148
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                             41,929       433,168      94,737       985,477
  Class B                                              4,001        41,376       9,370        97,772
  Class C                                              4,948        51,190      10,299       107,357
  Class R                                                307         3,184         687         7,170
-----------------------------------------------------------------------------------------------------
                                                     300,214     3,108,083     751,533     7,870,417
-----------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                           (536,698)   (5,584,421)   (704,255)   (7,287,114)
  Class B                                            (15,961)     (163,084)   (158,637)   (1,626,947)
  Class C                                            (67,105)     (695,597)   (114,245)   (1,182,167)
  Class R                                             (2,970)      (30,260)         --            --
-----------------------------------------------------------------------------------------------------
                                                    (622,734)   (6,473,362)   (977,137)  (10,096,228)
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                             (322,520)  $(3,365,279)   (225,604) $ (2,225,811)
-----------------------------------------------------------------------------------------------------


----
61

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the six months ended November 30, 2004, were as follows:

                 Kansas    Kentucky    Michigan    Missouri        Ohio  Wisconsin
----------------------------------------------------------------------------------
Purchases   $15,592,726 $40,761,063 $13,650,018 $30,966,269 $33,053,145 $4,529,654
Sales and
 maturities  18,737,091  43,428,858  10,901,977  27,621,767  40,833,335  7,785,928
----------------------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2004, the cost of investments was as follows:

                          Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
------------------------------------------------------------------------------------------------
Cost of investments $120,680,177 $455,509,345 $233,246,125 $245,854,820 $520,124,672 $43,592,915
------------------------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004, were as follows:

                                                Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
----------------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                             $6,565,052  $23,267,468  $17,549,855  $12,305,442  $36,498,499  $1,878,071
  Depreciation                               (310,278)  (1,659,579)    (763,809)  (1,346,864)  (1,208,195)   (144,758)
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments $6,254,774  $21,607,889  $16,786,046  $10,958,578  $35,290,304  $1,733,313
----------------------------------------------------------------------------------------------------------------------

The tax components of undistributed net investment income and net realized gains at May 31, 2004, the Funds' last fiscal year end, were as follows:

                                            Kansas   Kentucky Michigan Missouri       Ohio Wisconsin
----------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income*      $285,259 $1,271,426 $587,061 $746,553 $1,625,609  $123,512
Undistributed net ordinary income**             --         --   16,192       --         --        --
Undistributed net long-term capital gains       --         --       --       --         --        --
----------------------------------------------------------------------------------------------------

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 7, 2004, paid on June 1, 2004.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended May 31, 2004, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                   Kansas    Kentucky    Michigan    Missouri        Ohio  Wisconsin
--------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income       $5,889,048 $22,797,140 $12,369,021 $11,548,175 $27,679,862 $2,048,961
Distributions from net ordinary income**               --      66,682      78,164          --       9,397      1,079
Distributions from net long-term capital gains         --   1,687,946   2,769,039          --          --         --
--------------------------------------------------------------------------------------------------------------------

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2004, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                     Kansas   Kentucky Michigan   Missouri       Ohio Wisconsin
-------------------------------------------------------------------------------
Expiration year:
   2008          $  671,721 $       -- $     -- $  287,168 $       --  $     --
   2009             424,368         --       --    691,893         --   504,194
   2010                  --         --       --    204,566  1,790,953        --
   2011                  --         --       --         --         --        --
   2012           1,614,137  1,829,281  225,407         --         --        --
-------------------------------------------------------------------------------
                 $2,710,226 $1,829,281 $225,407 $1,183,627 $1,790,953  $504,194
-------------------------------------------------------------------------------


----
62

The following Funds elected to defer net realized losses from investments incurred from November 1, 2003 through May 31, 2004 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses were treated as having arisen on the first day of the current fiscal year:

                             Kansas Kentucky Michigan
                          ---------------------------
                            $51,137 $105,059  $61,811
                          ---------------------------

5. Management Fee and Other Transactions with Affiliates

As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all funds assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the funds' effective management fees were reduced by approximately .007% as of December 31, 2004.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets of each Fund as follows:

              Average Daily Net Assets       Fund-Level Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .3500%
              For the next $125 million                    .3375
              For the next $250 million                    .3250
              For the next $500 million                    .3125
              For the next $1 billion                      .3000
              For the next $3 billion                      .2750
              For net assets over $5 billion               .2500
              ---------------------------------------------------

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

       Complex-Level Assets /(1)/                Complex-Level Fee Rate
       -----------------------------------------------------------------
       For the first $55 billion                                  .2000%
       For the next $1 billion                                    .1800
       For the next $1 billion                                    .1600
       For the next $3 billion                                    .1425
       For the next $3 billion                                    .1325
       For the next $3 billion                                    .1250
       For the next $5 billion                                    .1200
       For the next $5 billion                                    .1175
       For the next $15 billion                                   .1150
       For Managed Assets over $91 billion /(2)/                  .1400
       -----------------------------------------------------------------

(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.
(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets of each Fund as follows:

              Average Daily Net Assets       Management Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .5500%
              For the next $125 million                    .5375
              For the next $250 million                    .5250
              For the next $500 million                    .5125
              For the next $1 billion                      .5000
              For the next $3 billion                      .4750
              For net assets over $5 billion               .4500
              ---------------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a


----
63
deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of Ohio in order to limit total expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding .75% of the average daily net assets. The Adviser may also voluntarily reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the six months ended November 30, 2004, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                            Kansas Kentucky Michigan Missouri     Ohio Wisconsin
--------------------------------------------------------------------------------
Sales charges collected    $98,587 $321,237  $98,011 $108,415 $183,812   $44,656
Paid to authorized dealers  85,454  280,035   85,785   95,064  162,516    38,939
--------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2004, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                         Kansas Kentucky Michigan Missouri    Ohio Wisconsin
    ------------------------------------------------------------------------
    Commission advances $26,491  $63,201  $40,441  $30,934 $70,750   $19,998
    ------------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2004, the Distributor retained such 12b-1 fees as follows:

                        Kansas Kentucky Michigan Missouri     Ohio Wisconsin
   -------------------------------------------------------------------------
   12b-1 fees retained $55,600  $95,294  $56,536  $43,471 $121,353   $23,687
   -------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2004, as follows:

                     Kansas Kentucky Michigan Missouri    Ohio Wisconsin
       -----------------------------------------------------------------
       CDSC retained $6,553  $19,967  $31,051  $10,871 $19,492    $6,101
       -----------------------------------------------------------------

6. Subsequent Events

Distributions to Shareholders
The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 27, 2004, to shareholders of record on December 9, 2004, as follows:

                    Kansas Kentucky Michigan Missouri   Ohio Wisconsin
         -------------------------------------------------------------
         Dividend
          per
          share:
          Class A   $.0375   $.0410   $.0415   $.0400 $.0430    $.0345
          Class B    .0310    .0340    .0340    .0330  .0360     .0280
          Class C    .0330    .0355    .0360    .0350  .0380     .0300
          Class R    .0395    .0425    .0435    .0420  .0450     .0365
         -------------------------------------------------------------

The following Funds also declared capital gain and net ordinary income distributions, which were paid on December 3, 2004, to shareholders of record on December 1, 2004, as follows:

                                                     Kentucky Michigan
         -------------------------------------------------------------
         Capital gains distribution per share          $.0057   $.0051
         Net ordinary income distribution per share*    .0005    .0008
         -------------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Adviser Merger
Effective January 1, 2005, the Adviser and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), also a wholly owned subsidiary of Nuveen Investments, Inc. As a result of the merger, NAM is now the adviser to all funds previously advised by either NIAC or the Adviser.


----
64

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations       Less Distributions
                     ---------------------------  ----------------------                    -----------------------------
                                                                                                        Before Credit/
                                                                                                        Reimbursement
KANSAS                                                                                               ------------------
                                                                                                                  Ratio
                                                                                                                 of Net
                                      Net                                                                       Invest-
                                Realized/                                                            Ratio of      ment
                               Unrealized                                                            Expenses    Income
           Beginning       Net    Invest-             Net                 Ending              Ending       to        to
                 Net   Invest-       ment         Invest-                    Net                 Net  Average   Average
Year Ended     Asset      ment       Gain            ment  Capital         Asset     Total    Assets      Net       Net
May 31,        Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)     (000)   Assets    Assets
--------------------------------------------------------------------------------------------------------------------------
Class A (1/92)
  2005(e)     $10.20      $.22      $ .25  $ .47    $(.23)     $-- $(.23) $10.44      4.58% $ 93,524      .88%*    4.29%*
  2004         10.77       .46       (.57)  (.11)    (.46)      --  (.46)  10.20     (1.02)   91,744      .90      4.36
  2003         10.25       .48        .52   1.00     (.48)      --  (.48)  10.77     10.03   102,938      .88      4.57
  2002         10.16       .50        .10    .60     (.51)      --  (.51)  10.25      6.06    96,411      .90      4.90
  2001          9.54       .51        .62   1.13     (.51)      --  (.51)  10.16     12.02    91,062      .90      5.13
  2000         10.49       .50       (.96)  (.46)    (.49)      --  (.49)   9.54     (4.38)   86,460     1.01      5.04
Class B (2/97)
  2005(e)      10.12       .18        .25    .43     (.19)      --  (.19)  10.36      4.23    11,074     1.63*     3.54*
  2004         10.69       .38       (.57)  (.19)    (.38)      --  (.38)  10.12     (1.77)   11,001     1.64      3.61
  2003         10.18       .40        .52    .92     (.41)      --  (.41)  10.69      9.18    12,797     1.63      3.81
  2002         10.09       .42        .11    .53     (.44)      --  (.44)  10.18      5.30    10,210     1.65      4.13
  2001          9.48       .44        .61   1.05     (.44)      --  (.44)  10.09     11.17     6,851     1.65      4.38
  2000         10.43       .42       (.95)  (.53)    (.42)      --  (.42)   9.48     (5.14)    5,361     1.77      4.31
Class C (2/97)
  2005(e)      10.21       .20        .24    .44     (.20)      --  (.20)  10.45      4.31    22,131     1.43*     3.74*
  2004         10.78       .40       (.56)  (.16)    (.41)      --  (.41)  10.21     (1.53)   23,656     1.45      3.81
  2003         10.27       .42        .52    .94     (.43)      --  (.43)  10.78      9.35    25,049     1.43      4.01
  2002         10.17       .44        .12    .56     (.46)      --  (.46)  10.27      5.60    16,943     1.44      4.31
  2001          9.56       .46        .61   1.07     (.46)      --  (.46)  10.17     11.29     6,359     1.45      4.58
  2000         10.51       .45       (.96)  (.51)    (.44)      --  (.44)   9.56     (4.89)    5,633     1.57      4.51
Class R (2/97)
  2005(e)      10.24       .24        .25    .49     (.24)      --  (.24)  10.49      4.78     1,194      .68*     4.49*
  2004         10.82       .48       (.58)  (.10)    (.48)      --  (.48)  10.24      (.89)    1,204      .70      4.56
  2003         10.30       .50        .53   1.03     (.51)      --  (.51)  10.82     10.23     1,310      .68      4.77
  2002         10.20       .53        .11    .64     (.54)      --  (.54)  10.30      6.38     1,475      .70      5.12
  2001          9.59       .54        .60   1.14     (.53)      --  (.53)  10.20     12.12     1,967      .69      5.33
  2000         10.55       .52       (.96)  (.44)    (.52)      --  (.52)   9.59     (4.22)    1,360      .85      5.32
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
           Ratios/Supplemental Data
           ----------------------------------------------------
                  After            After Credit/
             Reimbursement(c)     Reimbursement(d)
KANSAS     ------------------   ------------------
                        Ratio                Ratio
                       of Net               of Net
                      Invest-              Invest-
           Ratio of      ment   Ratio of      ment
           Expenses    Income   Expenses    Income
                 to        to         to        to
            Average   Average    Average   Average   Portfolio
Year Ended      Net       Net        Net       Net    Turnover
May 31,      Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------
Class A (1/92)
  2005(e)       .88%*    4.29%*      .88%*    4.30%*        12%
  2004          .90      4.36        .89      4.37          11
  2003          .88      4.57        .87      4.58          12
  2002          .90      4.90        .89      4.91          17
  2001          .90      5.13        .89      5.14          18
  2000         1.01      5.05       1.00      5.06          54
Class B (2/97)
  2005(e)      1.63*     3.54*      1.63*     3.55*         12
  2004         1.64      3.61       1.64      3.62          11
  2003         1.63      3.81       1.62      3.82          12
  2002         1.65      4.13       1.64      4.15          17
  2001         1.65      4.38       1.64      4.39          18
  2000         1.77      4.31       1.76      4.32          54
Class C (2/97)
  2005(e)      1.43*     3.74*      1.42*     3.75*         12
  2004         1.45      3.81       1.44      3.82          11
  2003         1.43      4.01       1.42      4.02          12
  2002         1.44      4.31       1.43      4.32          17
  2001         1.45      4.58       1.44      4.59          18
  2000         1.56      4.51       1.56      4.52          54
Class R (2/97)
  2005(e)       .68*     4.49*       .68*     4.50*         12
  2004          .70      4.56        .69      4.57          11
  2003          .68      4.77        .67      4.78          12
  2002          .70      5.12        .69      5.13          17
  2001          .69      5.33        .68      5.34          18
  2000          .85      5.32        .84      5.33          54
---------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2004.

                                See accompanying notes to financial statements.

----
65

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations        Less Distributions
                     ---------------------------  -----------------------                    -----------------------------
                                                                                                         Before Credit/
                                                                                                         Reimbursement
KENTUCKY                                                                                              ------------------
                                                                                                                   Ratio
                                                                                                                  of Net
                                      Net                                                                        Invest-
                                Realized/                                                             Ratio of      ment
                               Unrealized                                                             Expenses    Income
           Beginning       Net    Invest-             Net                  Ending              Ending       to        to
                 Net   Invest-       ment         Invest-                     Net                 Net  Average   Average
Year Ended     Asset      ment       Gain            ment  Capital          Asset     Total    Assets      Net       Net
May 31,        Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)     (000)   Assets    Assets
---------------------------------------------------------------------------------------------------------------------------
Class A (5/87)
  2005(e)     $10.88      $.25      $ .20  $ .45    $(.25)   $  --  $(.25) $11.08      4.15% $416,228      .83%*    4.44%*
  2004         11.35       .51       (.42)   .09     (.52)    (.04)  (.56)  10.88       .90   410,109      .84      4.58
  2003         10.92       .53        .44    .97     (.53)    (.01)  (.54)  11.35      9.03   426,782      .84      4.79
  2002         10.80       .54        .12    .66     (.54)      --   (.54)  10.92      6.22   407,706      .85      4.99
  2001         10.30       .55        .50   1.05     (.55)      --   (.55)  10.80     10.40   403,793      .87      5.11
  2000         11.22       .55       (.92)  (.37)    (.55)      --   (.55)  10.30     (3.27)  394,048      .96      5.23
Class B (2/97)
  2005(e)      10.88       .21        .21    .42     (.21)      --   (.21)  11.09      3.85    20,882     1.58*     3.69*
  2004         11.35       .43       (.42)   .01     (.44)    (.04)  (.48)  10.88       .14    20,874     1.59      3.83
  2003         10.92       .45        .44    .89     (.45)    (.01)  (.46)  11.35      8.21    21,206     1.59      4.04
  2002         10.80       .46        .12    .58     (.46)      --   (.46)  10.92      5.42    16,808     1.59      4.24
  2001         10.30       .47        .51    .98     (.48)      --   (.48)  10.80      9.60    12,977     1.62      4.36
  2000         11.22       .47       (.92)  (.45)    (.47)      --   (.47)  10.30     (3.99)   10,148     1.72      4.48
Class C (10/93)
  2005(e)      10.87       .22        .20    .42     (.22)      --   (.22)  11.07      3.87    44,884     1.38*     3.89*
  2004         11.34       .45       (.42)   .03     (.46)    (.04)  (.50)  10.87       .35    45,303     1.39      4.03
  2003         10.91       .47        .44    .91     (.47)    (.01)  (.48)  11.34      8.45    50,194     1.39      4.24
  2002         10.79       .48        .12    .60     (.48)      --   (.48)  10.91      5.64    40,746     1.40      4.44
  2001         10.29       .49        .50    .99     (.49)      --   (.49)  10.79      9.80    35,770     1.42      4.56
  2000         11.21       .50       (.93)  (.43)    (.49)      --   (.49)  10.29     (3.82)   31,078     1.51      4.68
Class R (2/97)
  2005(e)      10.87       .26        .20    .46     (.26)      --   (.26)  11.07      4.24     1,554      .63*     4.63*
  2004         11.33       .53       (.41)   .12     (.54)    (.04)  (.58)  10.87      1.15     1,285      .64      4.78
  2003         10.90       .55        .44    .99     (.55)    (.01)  (.56)  11.33      9.23     1,172      .64      4.99
  2002         10.78       .57        .11    .68     (.56)      --   (.56)  10.90      6.40       983      .65      5.19
  2001         10.27       .57        .51   1.08     (.57)      --   (.57)  10.78     10.72       889      .67      5.31
  2000         11.20       .57       (.93)  (.36)    (.57)      --   (.57)  10.27     (3.18)      842      .77      5.43
---------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
           Ratios/Supplemental Data
           ----------------------------------------------------
                            After            After Credit/
                       Reimbursement(c)     Reimbursement(d)
KENTUCKY             ------------------   ------------------
                        Ratio                Ratio
                       of Net               of Net
                      Invest-              Invest-
           Ratio of      ment   Ratio of      ment
           Expenses    Income   Expenses    Income
                 to        to         to        to
            Average   Average    Average   Average   Portfolio
Year Ended      Net       Net        Net       Net    Turnover
May 31,      Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------
Class A (5/87)
  2005(e)       .83%*    4.44%*      .83%*    4.45%*         9%
  2004          .84      4.58        .83      4.58          16
  2003          .84      4.79        .83      4.79          14
  2002          .85      4.99        .84      5.00          14
  2001          .87      5.11        .85      5.13          14
  2000          .96      5.23        .96      5.23           7
Class B (2/97)
  2005(e)      1.58*     3.69*      1.58*     3.70*          9
  2004         1.59      3.83       1.58      3.83          16
  2003         1.59      4.04       1.58      4.04          14
  2002         1.59      4.24       1.58      4.25          14
  2001         1.62      4.36       1.60      4.38          14
  2000         1.72      4.48       1.72      4.48           7
Class C (10/93)
  2005(e)      1.38*     3.89*      1.38*     3.90*          9
  2004         1.39      4.03       1.38      4.03          16
  2003         1.39      4.24       1.38      4.24          14
  2002         1.40      4.44       1.39      4.45          14
  2001         1.42      4.56       1.40      4.58          14
  2000         1.51      4.68       1.51      4.68           7
Class R (2/97)
  2005(e)       .63*     4.63*       .63*     4.64*          9
  2004          .64      4.78        .63      4.78          16
  2003          .64      4.99        .63      4.99          14
  2002          .65      5.19        .64      5.20          14
  2001          .67      5.31        .65      5.33          14
  2000          .77      5.43        .77      5.43           7
---------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2004.

                                See accompanying notes to financial statements.

----
66

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations        Less Distributions
                     ---------------------------  -----------------------                    -----------------------------
                                                                                                         Before Credit/
                                                                                                         Reimbursement
MICHIGAN                                                                                              ------------------
                                                                                                                   Ratio
                                                                                                                  of Net
                                      Net                                                                        Invest-
                                Realized/                                                             Ratio of      ment
                               Unrealized                                                             Expenses    Income
           Beginning       Net    Invest-             Net                  Ending              Ending       to        to
                 Net   Invest-       ment         Invest-                     Net                 Net  Average   Average
Year Ended     Asset      ment       Gain            ment  Capital          Asset     Total    Assets      Net       Net
May 31,        Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)     (000)   Assets    Assets
---------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
  2005(e)     $11.45      $.26     $  .23  $ .49    $(.26)   $  --  $(.26) $11.68      4.29% $179,045      .86%*    4.40%*
  2004         12.16       .54       (.58)  (.04)    (.55)    (.12)  (.67)  11.45      (.27)  179,956      .87      4.61
  2003         11.55       .55        .63   1.18     (.56)    (.01)  (.57)  12.16     10.40   204,652      .86      4.67
  2002         11.39       .56        .20    .76     (.57)    (.03)  (.60)  11.55      6.70   205,808      .87      4.86
  2001         10.75       .58        .63   1.21     (.57)      --   (.57)  11.39     11.45   211,992      .87      5.15
  2000         11.83       .58      (1.03)  (.45)    (.58)    (.05)  (.63)  10.75     (3.80)  208,290      .97      5.22
Class B (2/97)
  2005(e)      11.47       .21        .23    .44     (.21)      --   (.21)  11.70      3.89     9,735     1.61*     3.66*
  2004         12.18       .45       (.58)  (.13)    (.46)    (.12)  (.58)  11.47     (1.03)   10,112     1.62      3.86
  2003         11.57       .46        .63   1.09     (.47)    (.01)  (.48)  12.18      9.56    11,179     1.61      3.91
  2002         11.41       .48        .19    .67     (.48)    (.03)  (.51)  11.57      5.88     9,214     1.62      4.11
  2001         10.77       .50        .63   1.13     (.49)      --   (.49)  11.41     10.61     8,642     1.62      4.40
  2000         11.85       .50      (1.03)  (.53)    (.50)    (.05)  (.55)  10.77     (4.52)    7,741     1.73      4.48
Class C (6/93)
  2005(e)      11.43       .23        .24    .47     (.23)      --   (.23)  11.67      4.10    37,906     1.41*     3.85*
  2004         12.14       .48       (.58)  (.10)    (.49)    (.12)  (.61)  11.43      (.83)   36,912     1.42      4.06
  2003         11.54       .49        .61   1.10     (.49)    (.01)  (.50)  12.14      9.71    43,693     1.41      4.12
  2002         11.38       .50        .19    .69     (.50)    (.03)  (.53)  11.54      6.11    38,763     1.42      4.31
  2001         10.74       .52        .63   1.15     (.51)      --   (.51)  11.38     10.84    36,123     1.42      4.60
  2000         11.82       .52      (1.03)  (.51)    (.52)    (.05)  (.57)  10.74     (4.35)   35,678     1.51      4.66
Class R (2/97)
  2005(e)      11.45       .27        .23    .50     (.27)      --   (.27)  11.68      4.40    23,691      .66*     4.60*
  2004         12.16       .57       (.58)  (.01)    (.58)    (.12)  (.70)  11.45      (.07)   23,618      .67      4.81
  2003         11.56       .58        .61   1.19     (.58)    (.01)  (.59)  12.16     10.53    24,951      .66      4.87
  2002         11.39       .59        .20    .79     (.59)    (.03)  (.62)  11.56      6.99    23,643      .67      5.06
  2001         10.75       .60        .63   1.23     (.59)      --   (.59)  11.39     11.63    22,799      .67      5.35
  2000         11.83       .60      (1.03)  (.43)    (.60)    (.05)  (.65)  10.75     (3.62)   22,035      .77      5.42
---------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
           Ratios/Supplemental Data
           ----------------------------------------------------
                  After            After Credit/
             Reimbursement(c)     Reimbursement(d)
MICHIGAN   ------------------   ------------------
                        Ratio                Ratio
                       of Net               of Net
                      Invest-              Invest-
           Ratio of      ment   Ratio of      ment
           Expenses    Income   Expenses    Income
                 to        to         to        to
            Average   Average    Average   Average   Portfolio
Year Ended      Net       Net        Net       Net    Turnover
May 31,      Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------
Class A (6/85)
  2005(e)       .86%*    4.40%*      .86%*    4.41%*         4%
  2004          .87      4.61        .86      4.61           9
  2003          .86      4.67        .86      4.67          10
  2002          .87      4.86        .87      4.86          19
  2001          .87      5.15        .86      5.16          11
  2000          .97      5.22        .96      5.22          28
Class B (2/97)
  2005(e)      1.61*     3.66*      1.61*     3.66*          4
  2004         1.62      3.86       1.61      3.86           9
  2003         1.61      3.91       1.61      3.92          10
  2002         1.62      4.11       1.62      4.11          19
  2001         1.62      4.40       1.61      4.41          11
  2000         1.73      4.48       1.72      4.49          28
Class C (6/93)
  2005(e)      1.41*     3.85*      1.41*     3.86*          4
  2004         1.42      4.06       1.41      4.06           9
  2003         1.41      4.12       1.41      4.12          10
  2002         1.42      4.31       1.42      4.31          19
  2001         1.42      4.60       1.41      4.61          11
  2000         1.51      4.66       1.50      4.67          28
Class R (2/97)
  2005(e)       .66*     4.60*       .66*     4.61*          4
  2004          .67      4.81        .66      4.81           9
  2003          .66      4.87        .66      4.87          10
  2002          .67      5.06        .67      5.06          19
  2001          .67      5.35        .66      5.36          11
  2000          .77      5.42        .76      5.43          28
---------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2004.

                                See accompanying notes to financial statements.

----
67

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations        Less Distributions
                     ---------------------------  -----------------------                    -----------------------------
                                                                                                         Before Credit/
                                                                                                         Reimbursement
MISSOURI                                                                                              ------------------
                                                                                                                   Ratio
                                                                                                                  of Net
                                      Net                                                                        Invest-
                                Realized/                                                             Ratio of      ment
                               Unrealized                                                             Expenses    Income
           Beginning       Net    Invest-             Net                  Ending              Ending       to        to
                 Net   Invest-       ment         Invest-                     Net                 Net  Average   Average
Year Ended     Asset      ment       Gain            ment  Capital          Asset     Total    Assets      Net       Net
May 31,        Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)     (000)   Assets    Assets
---------------------------------------------------------------------------------------------------------------------------
Class A (8/87)
  2005(e)     $10.78      $.24      $ .23  $ .47    $(.24)   $  --  $(.24) $11.01      4.38% $230,190      .85%*    4.39%*
  2004         11.30       .50       (.53)  (.03)    (.49)      --   (.49)  10.78      (.28)  221,955      .85      4.50
  2003         10.81       .51        .51   1.02     (.53)      --   (.53)  11.30      9.63   233,996      .86      4.65
  2002         10.71       .54        .11    .65     (.55)      --   (.55)  10.81      6.20   207,890      .87      5.02
  2001         10.18       .56        .53   1.09     (.56)      --   (.56)  10.71     10.93   202,698      .87      5.31
  2000         11.12       .55       (.93)  (.38)    (.55)    (.01)  (.56)  10.18     (3.47)  194,271      .96      5.25
Class B (2/97)
  2005(e)      10.79       .20        .23    .43     (.20)      --   (.20)  11.02      3.98     9,048     1.60*     3.64*
  2004         11.30       .41       (.52)  (.11)    (.40)      --   (.40)  10.79      (.95)    9,532     1.60      3.75
  2003         10.81       .43        .50    .93     (.44)      --   (.44)  11.30      8.80    11,912     1.61      3.90
  2002         10.71       .46        .11    .57     (.47)      --   (.47)  10.81      5.38     9,091     1.62      4.27
  2001         10.18       .48        .53   1.01     (.48)      --   (.48)  10.71     10.10     6,991     1.62      4.55
  2000         11.11       .47       (.93)  (.46)    (.46)    (.01)  (.47)  10.18     (4.13)    5,165     1.71      4.51
Class C (2/94)
  2005(e)      10.77       .21        .24    .45     (.21)      --   (.21)  11.01      4.20    20,081     1.40*     3.84*
  2004         11.29       .44       (.53)  (.09)    (.43)      --   (.43)  10.77      (.84)   21,402     1.40      3.95
  2003         10.81       .45        .49    .94     (.46)      --   (.46)  11.29      8.93    23,336     1.41      4.10
  2002         10.70       .48        .12    .60     (.49)      --   (.49)  10.81      5.72    20,076     1.41      4.46
  2001         10.17       .50        .53   1.03     (.50)      --   (.50)  10.70     10.31    12,589     1.42      4.76
  2000         11.11       .49       (.93)  (.44)    (.49)    (.01)  (.50)  10.17     (4.03)   10,229     1.50      4.69
Class R (2/97)
  2005(e)      10.79       .25        .24    .49     (.25)      --   (.25)  11.03      4.59       505      .65*     4.58*
  2004         11.31       .52       (.53)  (.01)    (.51)      --   (.51)  10.79      (.10)      483      .65      4.70
  2003         10.82       .53        .50   1.03     (.54)      --   (.54)  11.31      9.80       534      .66      4.86
  2002         10.71       .57        .11    .68     (.57)      --   (.57)  10.82      6.47       507      .67      5.22
  2001         10.18       .58        .53   1.11     (.58)      --   (.58)  10.71     11.11       470      .67      5.51
  2000         11.12       .57       (.93)  (.36)    (.57)    (.01)  (.58)  10.18     (3.29)      442      .77      5.47
---------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
           Ratios/Supplemental Data
           ----------------------------------------------------
                            After            After Credit/
                       Reimbursement(c)     Reimbursement(d)
MISSOURI             ------------------   ------------------
                        Ratio                Ratio
                       of Net               of Net
                      Invest-              Invest-
           Ratio of      ment   Ratio of      ment
           Expenses    Income   Expenses    Income
                 to        to         to        to
            Average   Average    Average   Average   Portfolio
Year Ended      Net       Net        Net       Net    Turnover
May 31,      Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------
Class A (8/87)
  2005(e)       .85%*    4.39%*      .84%*    4.39%*        11%
  2004          .85      4.50        .85      4.51          13
  2003          .86      4.65        .85      4.66          14
  2002          .87      5.02        .86      5.03          13
  2001          .87      5.31        .87      5.31          13
  2000          .96      5.25        .95      5.26          21
Class B (2/97)
  2005(e)      1.60*     3.64*      1.59*     3.64*         11
  2004         1.60      3.75       1.60      3.75          13
  2003         1.61      3.90       1.60      3.91          14
  2002         1.62      4.27       1.61      4.27          13
  2001         1.62      4.55       1.61      4.56          13
  2000         1.71      4.51       1.70      4.52          21
Class C (2/94)
  2005(e)      1.40*     3.84*      1.39*     3.85*         11
  2004         1.40      3.95       1.40      3.95          13
  2003         1.41      4.10       1.40      4.11          14
  2002         1.41      4.46       1.41      4.47          13
  2001         1.42      4.76       1.42      4.76          13
  2000         1.50      4.69       1.49      4.70          21
Class R (2/97)
  2005(e)       .65*     4.58*       .64*     4.59*         11
  2004          .65      4.70        .65      4.71          13
  2003          .66      4.86        .65      4.86          14
  2002          .67      5.22        .66      5.23          13
  2001          .67      5.51        .67      5.51          13
  2000          .77      5.47        .76      5.48          21
---------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2004.

                                See accompanying notes to financial statements.

----
68

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations        Less Distributions
                     ---------------------------  -----------------------                    -----------------------------
                                                                                                         Before Credit/
                                                                                                         Reimbursement
OHIO                                                                                                  ------------------
                                                                                                                   Ratio
                                                                                                                  of Net
                                      Net                                                                        Invest-
                                Realized/                                                             Ratio of      ment
                               Unrealized                                                             Expenses    Income
           Beginning       Net    Invest-             Net                  Ending              Ending       to        to
                 Net   Invest-       ment         Invest-                     Net                 Net  Average   Average
Year Ended     Asset      ment       Gain            ment  Capital          Asset     Total    Assets      Net       Net
May 31,        Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)     (000)   Assets    Assets
---------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
  2005(e)     $11.17      $.26     $  .27  $ .53    $(.26)   $  --  $(.26) $11.44      4.75% $350,941      .84%*    4.54%*
  2004         11.78       .53       (.60)  (.07)    (.54)      --   (.54)  11.17      (.62)  347,733      .85      4.65
  2003         11.16       .54        .62   1.16     (.54)      --   (.54)  11.78     10.65   385,619      .87      4.69
  2002         11.10       .55        .06    .61     (.55)      --   (.55)  11.16      5.57   379,342      .86      4.93
  2001         10.62       .57        .48   1.05     (.57)      --   (.57)  11.10     10.05   385,226      .86      5.13
  2000         11.57       .57       (.93)  (.36)    (.57)    (.02)  (.59)  10.62     (3.18)  389,898      .90      5.25
Class B (2/97)
  2005(e)      11.16       .22        .27    .49     (.22)      --   (.22)  11.43      4.37    26,210     1.59*     3.79*
  2004         11.77       .45       (.61)  (.16)    (.45)      --   (.45)  11.16     (1.34)   26,057     1.60      3.90
  2003         11.15       .45        .63   1.08     (.46)      --   (.46)  11.77      9.85    28,080     1.62      3.94
  2002         11.09       .47        .05    .52     (.46)      --   (.46)  11.15      4.79    22,433     1.61      4.17
  2001         10.62       .48        .48    .96     (.49)      --   (.49)  11.09      9.16    19,846     1.61      4.37
  2000         11.56       .49       (.93)  (.44)    (.48)    (.02)  (.50)  10.62     (3.82)   14,970     1.65      4.51
Class C (8/93)
  2005(e)      11.15       .23        .27    .50     (.23)      --   (.23)  11.42      4.49    44,736     1.39*     3.99*
  2004         11.76       .47       (.60)  (.13)    (.48)      --   (.48)  11.15     (1.14)   44,575     1.40      4.10
  2003         11.15       .47        .62   1.09     (.48)      --   (.48)  11.76      9.99    50,999     1.42      4.14
  2002         11.09       .49        .06    .55     (.49)      --   (.49)  11.15      5.01    44,984     1.41      4.37
  2001         10.61       .51        .48    .99     (.51)      --   (.51)  11.09      9.46    41,396     1.41      4.57
  2000         11.56       .51       (.93)  (.42)    (.51)    (.02)  (.53)  10.61     (3.71)   41,220     1.45      4.69
Class R (2/97)
  2005(e)      11.16       .27        .27    .54     (.27)      --   (.27)  11.43      4.87   138,240      .64*     4.74*
  2004         11.77       .56       (.61)  (.05)    (.56)      --   (.56)  11.16      (.41)  139,762      .65      4.85
  2003         11.15       .56        .62   1.18     (.56)      --   (.56)  11.77     10.89   154,781      .67      4.89
  2002         11.09       .57        .06    .63     (.57)      --   (.57)  11.15      5.80   148,302      .66      5.12
  2001         10.62       .59        .48   1.07     (.60)      --   (.60)  11.09     10.19   146,678      .66      5.32
  2000         11.57       .60       (.94)  (.34)    (.59)    (.02)  (.61)  10.62     (2.97)  142,031      .70      5.45
---------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
           Ratios/Supplemental Data
           ----------------------------------------------------
                  After            After Credit/
             Reimbursement(c)     Reimbursement(d)
OHIO       ------------------   ------------------
                        Ratio                Ratio
                       of Net               of Net
                      Invest-              Invest-
           Ratio of      ment   Ratio of      ment
           Expenses    Income   Expenses    Income
                 to        to         to        to
            Average   Average    Average   Average   Portfolio
Year Ended      Net       Net        Net       Net    Turnover
May 31,      Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------
Class A (6/85)
  2005(e)       .84%*    4.54%*      .84%*    4.54%*         6%
  2004          .85      4.65        .85      4.65          12
  2003          .87      4.69        .87      4.69          12
  2002          .86      4.93        .86      4.93          21
  2001          .86      5.13        .85      5.13          12
  2000          .90      5.25        .89      5.25          11
Class B (2/97)
  2005(e)      1.59*     3.79*      1.59*     3.79*          6
  2004         1.60      3.90       1.60      3.90          12
  2003         1.62      3.94       1.61      3.94          12
  2002         1.61      4.17       1.61      4.18          21
  2001         1.61      4.37       1.60      4.37          12
  2000         1.65      4.51       1.64      4.52          11
Class C (8/93)
  2005(e)      1.39*     3.99*      1.39*     3.99*          6
  2004         1.40      4.10       1.40      4.10          12
  2003         1.42      4.14       1.41      4.14          12
  2002         1.41      4.37       1.41      4.38          21
  2001         1.41      4.57       1.40      4.58          12
  2000         1.45      4.69       1.44      4.70          11
Class R (2/97)
  2005(e)       .64*     4.74*       .64*     4.74*          6
  2004          .65      4.85        .65      4.85          12
  2003          .67      4.89        .67      4.89          12
  2002          .66      5.12        .66      5.13          21
  2001          .66      5.32        .65      5.33          12
  2000          .70      5.45        .69      5.46          11
---------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2004.

                                See accompanying notes to financial statements.

----
69

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations        Less Distributions
                     ---------------------------  -----------------------                    ----------------------------
                                                                                                        Before Credit/
                                                                                                        Reimbursement
WISCONSIN                                                                                            ------------------
                                                                                                                  Ratio
                                                                                                                 of Net
                                      Net                                                                       Invest-
                                Realized/                                                            Ratio of      ment
                               Unrealized                                                            Expenses    Income
           Beginning       Net    Invest-             Net                  Ending             Ending       to        to
                 Net   Invest-       ment         Invest-                     Net                Net  Average   Average
Year Ended     Asset      ment       Gain            ment  Capital          Asset     Total   Assets      Net       Net
May 31,        Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)    (000)   Assets    Assets
--------------------------------------------------------------------------------------------------------------------------
Class A (6/94)
  2005(e)     $10.16      $.21      $ .20  $ .41    $(.21)   $  --  $(.21) $10.36      4.02% $36,503      .91%*    4.05%*
  2004         10.62       .43       (.45)  (.02)    (.44)      --   (.44)  10.16      (.33)  39,033      .92      4.12
  2003         10.14       .43        .49    .92     (.44)      --   (.44)  10.62      9.41   42,360      .93      4.19
  2002          9.97       .44        .17    .61     (.44)      --   (.44)  10.14      6.26   40,199      .93      4.39
  2001          9.24       .45        .72   1.17     (.44)      --   (.44)   9.97     12.84   30,944      .97      4.59
  2000         10.20       .44       (.95)  (.51)    (.44)    (.01)  (.45)   9.24     (5.04)  30,146     1.14      4.50
Class B (2/97)
  2005(e)      10.18       .17        .20    .37     (.17)      --   (.17)  10.38      3.65    4,792     1.66*     3.30*
  2004         10.65       .35       (.46)  (.11)    (.36)      --   (.36)  10.18     (1.01)   4,568     1.67      3.37
  2003         10.17       .36        .49    .85     (.37)      --   (.37)  10.65      8.53    5,960     1.67      3.44
  2002         10.00       .37        .17    .54     (.37)      --   (.37)  10.17      5.49    5,224     1.68      3.65
  2001          9.27       .38        .72   1.10     (.37)      --   (.37)  10.00     11.98    4,401     1.72      3.84
  2000         10.23       .37       (.95)  (.58)    (.37)    (.01)  (.38)   9.27     (5.75)   3,977     1.89      3.75
Class C (2/97)
  2005(e)      10.18       .18        .21    .39     (.18)      --   (.18)  10.39      3.84    4,591     1.46*     3.50*
  2004         10.65       .37       (.46)  (.09)    (.38)      --   (.38)  10.18      (.84)   4,632     1.47      3.57
  2003         10.16       .38        .50    .88     (.39)      --   (.39)  10.65      8.83    4,536     1.47      3.64
  2002         10.00       .39        .16    .55     (.39)      --   (.39)  10.16      5.58    3,282     1.51      3.85
  2001          9.26       .40        .73   1.13     (.39)      --   (.39)  10.00     12.31    5,408     1.52      4.04
  2000         10.22       .39       (.95)  (.56)    (.39)    (.01)  (.40)   9.26     (5.56)   4,366     1.69      3.95
Class R (2/97)
  2005(e)      10.20       .22        .21    .43     (.22)      --   (.22)  10.41      4.23      153      .71*     4.26*
  2004         10.67       .45       (.46)  (.01)    (.46)      --   (.46)  10.20      (.10)     177      .72      4.32
  2003         10.18       .46        .50    .96     (.47)      --   (.47)  10.67      9.62      176      .72      4.39
  2002         10.02       .47        .16    .63     (.47)      --   (.47)  10.18      6.36       97      .73      4.60
  2001          9.28       .47        .73   1.20     (.46)      --   (.46)  10.02     13.10       51      .77      4.79
  2000         10.23       .46       (.94)  (.48)    (.46)    (.01)  (.47)   9.28     (4.73)      45      .92      4.67
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
           Ratios/Supplemental Data
           ----------------------------------------------------
                            After            After Credit/
                       Reimbursement(c)     Reimbursement(d)
WISCONSIN            ------------------   ------------------
                        Ratio                Ratio
                       of Net               of Net
                      Invest-              Invest-
           Ratio of      ment   Ratio of      ment
           Expenses    Income   Expenses    Income
                 to        to         to        to
            Average   Average    Average   Average   Portfolio
Year Ended      Net       Net        Net       Net    Turnover
May 31,      Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------
Class A (6/94)
  2005(e)       .91%*    4.05%*      .91%*    4.06%*         9%
  2004          .92      4.12        .91      4.13          21
  2003          .93      4.19        .91      4.20           8
  2002          .93      4.39        .92      4.40          19
  2001          .97      4.59        .95      4.61          16
  2000         1.02      4.62       1.01      4.63          26
Class B (2/97)
  2005(e)      1.66*     3.30*      1.66*     3.31*          9
  2004         1.67      3.37       1.66      3.38          21
  2003         1.67      3.44       1.66      3.45           8
  2002         1.68      3.65       1.67      3.66          19
  2001         1.72      3.84       1.70      3.86          16
  2000         1.76      3.87       1.75      3.88          26
Class C (2/97)
  2005(e)      1.46*     3.50*      1.46*     3.51*          9
  2004         1.47      3.57       1.46      3.58          21
  2003         1.47      3.64       1.45      3.65           8
  2002         1.51      3.85       1.49      3.86          19
  2001         1.52      4.04       1.50      4.05          16
  2000         1.57      4.07       1.56      4.08          26
Class R (2/97)
  2005(e)       .71*     4.26*       .70*     4.26*          9
  2004          .72      4.32        .71      4.33          21
  2003          .72      4.39        .70      4.41           8
  2002          .73      4.60        .72      4.62          19
  2001          .77      4.79        .75      4.80          16
  2000          .79      4.81        .78      4.82          26
---------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2004.

                                See accompanying notes to financial statements.

----
70

                                     Notes

--------------------------------------------------------------------------------
71

                                     Notes

--------------------------------------------------------------------------------
72

--------------------------------------------------------------------------------
  Fund Information
================================================================================


  Fund Manager             Legal Counsel              Transfer Agent and
  Nuveen Asset Management* Chapman and Cutler LLP     Shareholder Services
  333 West Wacker Drive    Chicago, IL                Boston Financial
  Chicago, IL 60606                                   Data Services, Inc.
                           Independent Registered     Nuveen Investor Services
                           Public Accounting Firm     P.O. Box 8530
                           PricewaterhouseCoopers LLP Boston, MA 02266-8530
                           Chicago, IL                (800) 257-8787

                           Custodian
                           State Street Bank & Trust
                           Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions. Average Duration: Duration is a measure of the sensitivity of a bond or bond fund's value to changes when interest rates change. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.
SEC 30-Day Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.




*NAC and NIAC Merge into NAM--Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.
================================================================================

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund's
(i) quarterly portfolio of investments and (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30; are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
73

[PHOTO]



                                                                     Learn more
                                                          about Nuveen Funds at
                                                              www.nuveen.com/mf


    Nuveen Investments:

    SERVING Investors

                        For GENERATIONS

    Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

    Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

    We offer many different investing solutions for our clients' different needs.
    Managing approximately $115 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

    Find out how we can help you reach your financial goals.
    To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

..  Share prices

..  Fund details

..  Daily financial news

..  Investor education

[LOGO] Nuveen Investments

MSA-MS6-1104D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment hereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906 CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV
             --------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                          -------------------------------------------
                         Jessica R. Droeger
                         Vice President and Secretary

Date February 4, 2005
     ----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date February 4, 2005
     ----------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                          -------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date February 4, 2005
     ----------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.